SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                               --------

Post-Effective Amendment No.     6
                             ----------   (File No. 333-64010)          [X]

                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No.        9      (File No. 811-10427)
                  -------

AXP PARTNERS INTERNATIONAL SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Dec. 30, 2002 pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

American
 Express(R)
Partners Funds

AXP(R) Partners
         International
              Aggressive
         Growth
                  Fund

AXP Partners International Aggressive Growth Fund seeks to provide shareholders with long-term capital growth.

PROSPECTUS
DEC. 30, 2002

Please note that this Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN
 EXPRESS(R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                                 3p

Goal                                                                     3p

Principal Investment Strategies                                          3p

Principal Risks                                                          5p

Fees and Expenses                                                        7p

Past Performance                                                         8p

Investment Manager                                                      10p

Other Securities and Investment Strategies                              12p

Buying and Selling Shares                                               12p

Valuing Fund Shares                                                     12p

Investment Options                                                      12p

Purchasing Shares                                                       14p

Transactions Through American Express Brokerage or Third Parties        16p

Sales Charges                                                           17p

Exchanging/Selling Shares                                               20p

Distributions and Taxes                                                 23p

Financial Highlights                                                    25p




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2p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

The Fund

GOAL

AXP Partners International Aggressive Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in both developed and emerging markets.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected two independent asset managers, American Century Investment Management, Inc. (American Century) and Liberty Wanger Asset Management, L.P. (Liberty WAM) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on companies that the Subadvisers believe will increase in value over time. New investments in the Fund, net of any redemptions, are allocated to the Subadvisers in equal portions. AEFC reserves the right to modify this allocation no more often than semiannually.

American Century

American Century uses a growth investment strategy that it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, American Century looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.


American Century uses a bottom-up approach to select stocks for the Fund. This means that American Century makes their decisions primarily on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help select or hold the stocks of companies American Century believes will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.


In addition to locating strong companies with earnings and revenue growth, American Century believes that it is important to diversify holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, American Century also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

American Century does not attempt to time the market. Instead, under normal market conditions, American Century intends to keep its portion of the Fund's assets fully invested, regardless of the movement of the market generally.



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

Liberty WAM


Liberty WAM invests primarily in stocks of small- and medium-sized companies based both outside and in the U.S. with capitalizations of less than $5 billion at the time of purchase. As long as the stock continues to meet the Fund's other investment criteria, Liberty WAM may choose to hold the stock even if it grows beyond that capitalization limit. Liberty WAM believes that smaller companies -- particularly outside the U.S. -- which are not as well known by financial analysts and which dominate a niche may offer higher return potential than the stocks of larger companies. Liberty WAM invests in the stocks of foreign companies based in developed markets and also emerging markets.


In making investments for the Fund, Liberty WAM typically looks for companies with:

o    A strong business franchise that offers growth potential.

o    Products and services that give a company a competitive advantage.

o A stock price that Liberty WAM believes is reasonable relative to the assets and earning power of the company.

Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength, and fundamental value. Liberty WAM may identify what it believes are important economic, social, or technological trends (for example, the growth of outsourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

Growth Potential                 Financial Strength               Fundamental Value

o superior technology            o low debt                       o reasonable stock price
o innovative marketing           o adequate working capital         relative to growth potential
o managerial skill               o conservative accounting        o valuable assets
o market niche                     practices
o good earnings prospects        o adequate profit margin
o strong demand for product

Liberty WAM believes that if the growth potential is realized, it may provide a basis for the company to outperform its peers. A strong balance sheet gives management greater flexibility to pursue strategic objectives and is essential to maintaining a competitive advantage. Once Liberty WAM uncovers an attractive company, it identifies a price that it believes would also make the stock a good value.

During weak or declining markets, the Fund may invest part or all of its assets in money market securities, U.S. government obligations or investment-grade debt or equity securities of U.S. issuers. Although the Fund would invest in these securities primarily to hedge risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.



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

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Foreign/Emerging Markets Risk

     Issuer Risk

     Liquidity Risk

     Sector Risk

     Style Risk

     Small and Medium Company Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.



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

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Sector Risk

Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund's principal investment strategies do not involve focusing on any particular sector, at times Liberty WAM's asset management strategy may cause the Fund to invest a large portion of its assets in a particular sector.

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small and Medium Company Risk

Investments in small and medium capitalization companies often involve greater risks than investments in larger, more established companies because small and medium capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.



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6p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                 Class A      Class B      Class C       Class Y

Maximum sales charge (load)
imposed on purchases(a)(as a
percentage of offering price)   5.75%(b)         none         none          none

Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price
at time of purchase)                none           5%          1%(c)        none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y


Management fees(e)                              0.99%    0.99%    0.99%    0.99%

Distribution (12b-1) fees                       0.25%    1.00%    1.00%    0.00%

Other expenses(f)                               1.11%    1.13%    1.13%    1.19%

Total                                           2.35%    3.12%    3.12%    2.18%

Fee waiver/expense reimbursement                0.60%    0.60%    0.60%    0.60%

Net expenses                                    1.75%    2.52%    2.52%    1.58%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.75% for Class A; 2.52% for Class B; 2.52% for Class C and 1.58% for Class Y.


(e) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.



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

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                             1 year       3 years      5 years       10 years


Class A(a)                     $743        $1,213       $1,708         $3,068

Class B(b)                     $655        $1,207       $1,684         $3,212(d)

Class B(c)                     $255        $  907       $1,584         $3,212(d)

Class C                        $255        $  907       $1,584         $3,391

Class Y                        $161        $  625       $1,116         $2,472


(a)  Includes a 5.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

PAST PERFORMANCE


The bar chart is not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Sept. 28, 2001. The information in the table that follows is provided to illustrate the past performance of the two Subadvisers of the Fund in managing investment vehicles with characteristics that are substantially similar to the Fund. The performance is measured against the Morgan Stanley International EAFE Index, the Morgan Stanley International EAFE Growth Index and the Lipper International Funds Index (the Indexes).


American Century. The performance history of the American Century International Equity Growth Composite is based on all accounts with investment objectives, policies, strategies, and risks that are substantially similar, although not identical, to those of the Fund. Private accounts are included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.



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8p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

The performance history compares the American Century International Equity Growth Composite on an annualized asset-weighted basis against the Index. Composite performance is presented net of annual operating expenses of 1.75% for the Fund's Class A shares, adjusted to reflect AEFC's contractual agreement to waive fees through Oct. 31, 2003. The performance of the American Century International Equity Growth Composite has been computed using an internal time-weighted rate of return for each account. Every private account and every mutual fund included in the composite has been weighted for the relative size of each account using values at the beginning of the periods. The method used to calculate the performance of a composite differs from the standardized method prescribed by the SEC for measuring the performance of a single mutual fund.


Liberty WAM. Liberty Acorn International Fund is a registered investment company that has investment objectives, policies, strategies, and risks that are substantially similar to those of the Fund. The information presented represents neither the past performance of the Fund, nor the future performance of the Fund.


Performance data shown for Liberty Acorn International Fund was calculated in accordance with standards prescribed by the Securities and Exchange Commission
(SEC) for the calculation of average annual total return information for mutual funds. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in the fundamentals of portfolio securities. The performance results for Liberty Acorn International Fund presented below are generally subject to fees and expenses (expense ratio of 1.65%) that differ from those estimated for the Fund.


The results presented should not be viewed as representative of the Fund's future performance. The performance of the Fund and the Indexes may be either higher or lower than the historical performance of either or both of the American Century International Equity Growth Composite and Liberty Acorn International Fund. In addition, while the Fund is managed in a fashion that is substantially similar to that of the American Century International Equity Growth Composite and Liberty Acorn International Fund, investors should be aware that these are not the same funds and will not have the same performance. Investments made by the Fund at any given time will not be the same as those of the American Century International Equity Growth Composite and Liberty Acorn International Fund. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different fees and expenses, and differences in portfolio size and positions. The performance information provided by American Century and Liberty WAM has not been audited by AEFC or the Fund.



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9p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)

                                                                          Since
                                       1 year   5 years    10 years   inception


American Century International
Equity Growth Composite (6/91)*        -26.94%     7.68%      10.20%        N/A

Liberty Acorn International Fund,
Class A(a)                             -26.10%     4.13%        N/A       10.23%

MSCI EAFE Growth Index(b)              -24.41%    -1.46%       2.11%        N/A

MSCI EAFE Index(c)                     -21.21%     1.17%       4.76%        N/A

Lipper International Funds Index(d)    -19.33%     2.76%       6.67%        N/A


* (Inception date)


(a) Class A performance information includes returns of the Fund's Z Class shares (the oldest existing fund class) for periods prior to the inception of Class A shares, which were initially offered on Oct. 16, 2000. Class Z returns are not restated to reflect any differences in expenses (such as Rule 12b-1fees) between Class Z shares and Class A shares but do include a sales load of 5.75%. If differences in expenses were reflected, the returns for prior to the inception of Class A shares would be lower. Class Z shares were initially offered on Sept. 23, 1992.


(b) Morgan Stanley Capital International EAFE Growth Index (MSCI EAFE Growth Index), an unmanaged index, is compiled from a composite of securities markets in Europe, Australia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value (P/BV), from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite.

(c) Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(d) The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

INVESTMENT MANAGER

American Century

Henrik Strabo, Chief Investment Officer - International Equities, has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994.

Mark Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Growth since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth.

Liberty WAM


Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of Wanger Asset Management, L.P. before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors.




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10p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

The Fund pays AEFC a fee for managing its assets. AEFC, in turn, pays a portion of this fee to each of the Subadvisers. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.99% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The maximum monthly adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


AEFC selects, contracts with and compensates subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically to the Board of Directors.


Two subadvisers, American Century and Liberty WAM, each manage a portion of the Fund's assets based upon their respective experience in managing international funds investing in developed and emerging foreign markets whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated to the subadvisers in equal portions.


American Century is located at 4500 Main Street, Kansas City, Missouri. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under an Investment Subadvisory Agreement with AEFC.

Liberty WAM is located at 227 West Monroe, Suite 3000, Chicago, Illinois. Liberty WAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under an Investment Subadvisory Agreement with AEFC.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.



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

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.



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

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

------------------- ------------------- ---------------- ---------------- ----------------
                    Class A             Class B          Class C          Class Y
------------------- ------------------- ---------------- ---------------- ----------------
Availability        Available to        Available to     Available to     Limited to
                    all investors.      all investors.   all investors.   qualifying
                                                                          institutional
                                                                          investors.
------------------- ------------------- ---------------- ---------------- ----------------
Initial Sales       Yes. Payable        No. Entire       No. Entire       No. Entire
Charge              at time of          purchase price   purchase price   purchase price
                    purchase.Lower      is invested in   is invested in   is invested in
                    sales charge for    shares of the    shares of the    shares of the
                    larger investments. Fund.            Fund.            Fund.
------------------- ------------------- ---------------- ---------------- ----------------
Deferred Sales      On purchases        Maximum 5%       1% CDSC          None.
Charge              over $500,000,      CDSC during      applies if you
                    1% CDSC             the first year   sell your
                    applies if you      decreasing to    shares less
                    sell your           0% after six     than one year
                    shares less         years.           after purchase.
                    than one year
                    after purchase.
------------------- ------------------- ---------------- ---------------- ----------------
Distribution        Yes.*               Yes.*            Yes.*            Yes.
and/or              0.25%               1.00%            1.00%            0.10%
Shareholder
Service Fee
------------------- ------------------- ---------------- ---------------- ----------------
Conversion to       N/A                 Yes,             No.              No.
Class A                                 automatically
                                        in ninth
                                        calendar year
                                        of ownership.
------------------- ------------------- ---------------- ---------------- ----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.



--------------------------------------------------------------------------------
13p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

PURCHASING SHARES

To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o   a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o   criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

-------------------------------------------- ------------------------------------------
For this type of account:                    Use the Social Security or Employer
                                             Identification number of:
-------------------------------------------- ------------------------------------------
Individual or joint account                  The individual or one of the owners
                                             listed on the joint account
-------------------------------------------- ------------------------------------------
Custodian account of a minor (Uniform        The minor
Gifts/Transfers to Minors Act)
-------------------------------------------- ------------------------------------------
A revocable living trust                     The grantor-trustee (the person who puts
                                             the money into the trust)
-------------------------------------------- ------------------------------------------
An irrevocable trust, pension trust or       The legal entity (not the personal
estate                                       representative or trustee, unless no
                                             legal entity is designated in the
                                             account title)
-------------------------------------------- ------------------------------------------
Sole proprietorship                          The owner
-------------------------------------------- ------------------------------------------
Partnership                                  The partnership
-------------------------------------------- ------------------------------------------
Corporate                                    The corporation
-------------------------------------------- ------------------------------------------
Association, club or tax-exempt              The organization
organization
-------------------------------------------- ------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).



--------------------------------------------------------------------------------
14p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

Three ways to invest

1 By mail

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300
Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o   automatic payroll deduction,

o   bank authorization,

o   direct deposit of Social Security check, or

o   other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50 per payment for qualified accounts;
                           $100 per payment for nonqualified accounts

Account balances:          none (on a scheduled investment plan with monthly
                           payments)

If your account balance is below $2,000, you must make payments at least monthly.



--------------------------------------------------------------------------------
15p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

3 By wire or electronic funds transfer

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment:      $1,000

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES

You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.



--------------------------------------------------------------------------------
16p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

SALES CHARGES

Class A-- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      Sales charge as percentage of:
Total market value         Public offering price*        Net amount invested

Up to $49,999                      5.75%                        6.10%
$50,000-$99,999                    4.75                         4.99
$100,000-$249,999                  3.75                         3.90
$250,000-$499,999                  2.50                         2.56
$500,000-$999,999                  2.00**                       2.04**
$1,000,000 or more                 0.00                         0.00

* Offering price includes the sales charge.
** The sales charge will be waived until Dec. 31, 2002.

The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o   your current investment in this Fund,

o   your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.



--------------------------------------------------------------------------------
17p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. Until Dec. 31, 2002, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     o of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     o in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

    Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o   purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o    within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o    within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.



--------------------------------------------------------------------------------
18p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

Class B and Class C-- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:

First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o   in the event of the shareholder's death,

o   held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59-1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.



--------------------------------------------------------------------------------
19p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.



--------------------------------------------------------------------------------
20p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.

Two ways to request an exchange or sale of shares

1 By letter

Include in your letter:

o   the name of the fund(s),

o   the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o   your Social Security number or Employer Identification number,

o   the dollar amount or number of shares you want to exchange or sell,

o signature(s) of registered account owner(s) (All signatures may be required. Contact AECSC for more information.),

o   for sales, indicate how you want your money delivered to you, and

o   any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474



--------------------------------------------------------------------------------
21p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

2 By telephone

American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

Four ways to receive payment when you sell shares

1 By regular or express mail

o    Mailed to the address on record.

o    Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o    Minimum redemption: $100.

o    Funds are deposited electronically into your bank account.

o    No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow two to five business days from request to deposit.

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

3 By wire

o    Minimum redemption: $1,000.

o    Funds are wired electronically into your bank account.

o    Applicable wire charges will vary depending on service provided.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow one to two business days from request to deposit for domestic wires.

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.



--------------------------------------------------------------------------------
22p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

4 By scheduled payout plan

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
23p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.



--------------------------------------------------------------------------------
24p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS


Financial Highlights


Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                        .01           --
Net gains (losses) (both realized and unrealized)                  (.70)         .11
Total from investment operations                                   (.69)         .11
Net asset value, end of period                                    $4.56        $5.25

Ratios/supplemental data
Net assets, end of period (in millions)                             $72          $15
Ratio of expenses to average daily net assets(c,e)                 1.72%        1.75%(d)
Ratio of net investment income (loss) to average daily net assets   .29%       (1.12%)(d)
Portfolio turnover rate (excluding short-term securities)           141%           8%
Total return(i)                                                  (13.14%)        2.14%

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                       (.01)          --
Net gains (losses) (both realized and unrealized)                  (.71)         .11
Total from investment operations                                   (.72)         .11
Net asset value, end of period                                    $4.53        $5.25

Ratios/supplemental data
Net assets, end of period (in millions)                             $24           $1
Ratio of expenses to average daily net assets(c,f)                 2.52%        2.52%(d)
Ratio of net investment income (loss) to average daily net assets  (.46%)      (1.80%)(d)
Portfolio turnover rate (excluding short-term securities)           141%           8%
Total return(i)                                                  (13.71%)        2.14%

See accompanying notes to financial highlights.




--------------------------------------------------------------------------------
25p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS


Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                       (.01)          --
Net gains (losses) (both realized and unrealized)                  (.72)         .11
Total from investment operations                                   (.73)         .11
Net asset value, end of period                                    $4.52        $5.25

Ratios/supplemental data
Net assets, end of period (in millions)                              $1          $--
Ratio of expenses to average daily net assets(c,g)                 2.52%        2.52%(d)
Ratio of net investment income (loss) to average daily net assets  (.41%)      (1.92%)(d)
Portfolio turnover rate (excluding short-term securities)           141%           8%
Total return(i)                                                  (13.90%)       2.14%

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                        .01           --
Net gains (losses) (both realized and unrealized)                  (.69)         .11
Total from investment operations                                   (.68)         .11
Net asset value, end of period                                    $4.57        $5.25
Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--
Ratio of expenses to average daily net assets(c,h)                 1.52%        1.58%(d)
Ratio of net investment income (loss) to average daily net assets   .41%        (.99%)(d)
Portfolio turnover rate (excluding short-term securities)           141%           8%
Total return(i)                                                  (12.94%)       2.14%

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
26p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 2.35% and 9.34% for the periods ended 2002 and 2001, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 3.12% and 10.11% for the periods ended 2002 and 2001, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 3.12% and 10.11% for the periods ended 2002 and 2001, respectively.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 2.18% and 9.17% for the periods ended 2002 and 2001, respectively.

(i) Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.



--------------------------------------------------------------------------------
27p -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10427

Ticker Symbol

Class A: AXGAX    Class B: APIBX
Class C:--        Class Y:--

S-6243-99 E (12/02)

American
 Express(R)
Partners Funds

AXP(R) Partners
International
         Core
         Fund

AXP Partners International Core Fund seeks to provide shareholders with long-term growth of capital.

PROSPECTUS
DEC. 30, 2002

Please note that this Fund:

o   is not a bank deposit

o   is not federally insured

o   is not endorsed by any bank or government agency

o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN
 EXPRESS(R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                          3p

Goal                                              3p

Principal Investment Strategies                   3p

Principal Risks                                   4p


Fees and Expenses                                 6p

Past Performance                                  7p

Investment Manager                                9p

Other Securities and Investment Strategies       11p

Buying and Selling Shares                        12p

Valuing Fund Shares                              12p

Investment Options                               12p

Purchasing Shares                                14p

Transactions Through American Express
   Brokerage or Third Parties                    16p

Sales Charges                                    16p

Exchanging/Selling Shares                        19p

Distributions and Taxes                          23p

Financial Highlights                             24p


--------------------------------------------------------------------------------
2p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

The Fund

GOAL

AXP Partners International Core Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund may invest in less developed or emerging markets. The Fund invests mainly in midsized and large companies although it may invest in companies of any size. The Fund is called a "core" fund because it invests in a blend of both value and growth stocks. At times the Fund may favor one more than the other based on available opportunities.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected two independent asset managers to subadvise the Fund with differing management styles to provide diversified exposure to foreign markets: The Boston Company Asset Management LLC (Boston Company), a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation, and Putnam Investment Management, LLC (Putnam). Each of the asset managers acts independently of the other and uses its own methodology for selecting stocks.

Boston Company

Boston Company`s investment approach is value oriented, research driven, and risk averse. In selecting stocks, Boston Company identifies potential investments through extensive quantitative and fundamental research. The research draws on multiple sources, including independent data services, in-house research analysis, earnings models, and information obtained from interviews with company management. Emphasizing individual stock selection rather than economic and industry trends, Boston Company focuses on three key factors:

     o value, or how a stock is valued relative to its intrinsic worth based on traditional value measures,

     o business health, or overall efficiency and profitability as measured by return on assets and return on equity, and

     o business momentum, in the form of improving profitability, or the presence of a catalyst, such as a corporate restructuring, a change in management, or a spin-off, that potentially will trigger a price increase near term to midterm.

Boston Company's decision to sell a stock depends on many factors. Boston Company will consider selling a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the Boston Company's expectations.

--------------------------------------------------------------------------------
3p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

PUTNAM

Putnam uses a "valuation" approach with no pre-determined growth or value bias that enables Putnam to attach a hard valuation number to every company in which it invests. Putnam relies on both top-down macroeconomic analysis (country and global sector) and bottom-up fundamental company research. In selecting investments for the Fund, Putnam:

o values the underlying worth of a stock based on a company's long-term return on capital, and

o utilizes a combination of broad economic factors at the country and sector levels and more specific information about industries and individual companies, such as expected sources and rate of growth, competitive environment, and choice of business strategy, to determine the key variables to valuation.

In deciding whether or not to sell a stock, Putnam will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, and cash flows and dividends.

The Fund intends to be fully invested, and generally will not take temporary defensive positions by investing in cash and money market instruments. Although the Fund could invest in these securities as well as U.S. government obligations, investment grade debt securities, and equity securities of U.S. issuers, it would do so primarily to reduce the foreign market risk. This type of investing could prevent the Fund from achieving its investment objective and could result in more frequent trading and increased fees, expenses, and taxes.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Foreign/Emerging Markets Risk

    Management Risk

    Issuer Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, or industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


--------------------------------------------------------------------------------
4p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate will add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Management Risk

A strategy or selection method utilized by one or both of the asset managers may fail to produce the intended result. When all other factors have been accounted for and the asset manager chooses an investment, there is always the possibility that the choice will be a poor one.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


--------------------------------------------------------------------------------
5p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                 Class A      Class B      Class C       Class Y

Maximum sales charge (load)
imposed on purchases(a)(as a
percentage of offering price)       5.75%(b)     none         none          none

Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price
at time of purchase)                none           5%            1%(c)      none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:   Class A  Class B Class C  Class Y

Management fees                                 0.97%    0.97%   0.97%    0.97%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(e)                               4.29%    4.31%   4.31%    4.37%
Total                                           5.51%    6.28%   6.28%    5.34%
Fee waiver/expense reimbursement                3.76%    3.76%   3.76%    3.76%
Net expenses                                    1.75%    2.52%   2.52%    1.58%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.75% for Class A; 2.52% for Class B; 2.52% for Class C and 1.58% for Class Y.

(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.


--------------------------------------------------------------------------------
6p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                                1 year       3 years

Class A(a)                       $743        $1,810
Class B(b)                       $655        $1,826
Class B(c)                       $255        $1,526
Class C                          $255        $1,526
Class Y                          $161        $1,262


(a)  Includes a 5.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

PAST PERFORMANCE

The bar chart is not presented because the Fund has not had a full calendar year of operations. The Fund began operations on October 3, 2002. The information in the table that follows is provided to illustrate the past performance of the two asset managers of the Fund in managing investment vehicles with characteristics that are substantially similar to the Fund. The performance is measured against the Morgan Stanley International EAFE Index and the Lipper International Funds Index (the Indexes).

Although the Fund has substantially similar investment objectives, policies, strategies and risks, it will not have the same future performance as the investment vehicles whose total returns are shown below. The figures below also do not reflect the deduction of any sales charges or fees that may be imposed in connection with sale of shares of the Fund. The imposition of such fees and charges will lower the Fund's investment performance. Additionally, although it is anticipated that the Fund will hold securities similar to those held by the investment vehicles referred to below, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selection, differences in relative weightings of securities, or differences in the price paid for portfolio holdings. The performance information has been provided by the Boston Company and Putnam, respectively, and has not been audited by AEFC or the Fund.

Boston Company. The TBCAM International Value Equity Management Composite is composed of both public and private accounts all of which are managed in a manner substantially similar to the Fund. Accounts are included no later than the beginning of the first calendar quarter following one month from the date of funding. Returns represent the total weighted average performance of all the accounts in the composite. At December 31, 2001, total assets in the TBCAM International Value Equity Management Composite were $560.1 million.


--------------------------------------------------------------------------------
7p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Putnam. The performance history of the Putnam Investments International Core Equity Mutual Fund Composite is based on all mutual funds managed by Putnam in a manner substantially similar to the Fund. It does not include performance of accounts whose investment guidelines differ in a material way from the standard guidelines established by Putnam for its International Core Equity accounts. The Composite does not include separate components of balanced accounts. The annual Composite total rate of return is derived by geometrically linking monthly Composite total rates of return. For each portfolio in the Composite, the total rate of return for the time period equals the change in the value of the portfolio, including capital appreciation, depreciation, and income, as a percentage of the beginning market value of the portfolio, adjusted for the net of all cash flows, in the form of contributions and withdrawals. All cash flows are weighted from the actual date of the contribution or withdrawal. Monthly Composite total rates of return are computed as the sum of each portfolio's monthly total rate of return within the Composite weighted by their respective beginning market values, adjusted for the effect of cash flow. The results of the Composite for all periods shown are net of foreign withholding taxes. The method used to calculate the performance of a composite differs from the standardized method prescribed by the Securities and Exchange Commission (SEC) for measuring the performance of a single mutual fund. At December 31, 2001, the assets in the Putnam Investments Core Equity Mutual Fund Composite were $12.5 billion.

The results presented should not be viewed as representative of the Fund's future performance. The performance of the Fund and the Indexes may be either higher or lower than the historical performance of either or both of the TBCAM International Value Equity Management Composite and the Putnam Investments International Core Equity Mutual Fund Composite. In addition, while the Fund is managed in a fashion that is substantially similar to that of the TBCAM International Value Equity Management Composite and the Putnam Investments International Core Equity Mutual Fund Composite, investors should be aware that these are not the same funds and will not have the same performance. Investments made by the Fund at any given time will not be the same as those of the TBCAM International Value Equity Management Composite and the Putnam Investments International Core Equity Mutual Fund Composite. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different fees and expenses, and differences in portfolio size and positions. The performance results of both of the Composites have been adjusted to reflect the estimated fees of the Fund.

--------------------------------------------------------------------------------
8p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Average Annual Total Returns (as of December 31, 2001)

                                      1 year  5 years  10 years  Since inception
TBCAM International Value Equity
Management Composite                  -12.43%    4.81%     7.47%       N/A
Putnam Investments International Core
Equity Mutual Fund Composite (3/97)*  -20.42%     N/A       N/A       9.26%

MSCI EAFE Index(a)                    -21.21%    1.17%     4.76%       N/A

Lipper International Funds Index(b)   -19.33%    2.76%     6.67%       N/A

* (Inception date)

(a) Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(b) The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

INVESTMENT MANAGER

Boston Company

Sandor Cseh, CFA

Mr. Cseh joined Boston Company to spearhead the firm's international equity group. He has served as Senior Vice President and the Co-Director of International Investments since 1994. In addition, he conducts research on companies located in Japan, the United Kingdom, and Eastern Europe. Prior to joining Boston Company, he was President of Cseh International & Associates Inc. Previously, he was Founder and Manager of Provident Capital Management, Inc.'s International Funds Group. He started his career as a securities analyst with several banks including Provident National and Fleet Bank. Mr. Cseh graduated with a BS in finance from the University of Delaware and is a Chartered Financial Analyst charter holder.

D. Kirk Henry, CFA

Mr. Henry joined Boston Company in 1994 to help spearhead the firm's international equity group. He serves as Senior Vice President and the Co-Director of International Investments. In addition to his primary responsibilities, Mr. Henry continues to conduct equity research on companies in Continental Europe and Asia, with the exception of Japan. Prior to joining Boston Company, he was an Executive Vice President at Cseh International & Associates Inc. Previously, he was an international portfolio manager at Provident Capital Management, Inc. He started his career as a securities analyst with First Chicago Investment Advisors and Sears Investment Management Company. Mr. Henry graduated with a BA in human biology from Stanford University. He received his MBA in accounting/finance from the University of Chicago and is a Chartered Financial Analyst charter holder.

--------------------------------------------------------------------------------
9p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Clifford A. Smith, CFA

Mr. Smith serves as an international equity portfolio manager/security analyst and as Vice President. He joined the Boston Company in 1998 as Assistant Vice President, was promoted to Vice President in 1999, and became a portfolio manager in 2001. He is a member of the International Equity portfolio management staff and conducts research on global technology and European capital goods companies. Prior to joining Boston Company, Mr. Smith was Vice President of the Corporate Banking Division of Mellon Bank from 1995 to 1998. Mr. Smith holds a BS in engineering from Pennsylvania State University, an MS in engineering from Princeton University, and an MBA from Carnegie Mellon University. He is a Chartered Financial Analyst charter holder.

PUTNAM

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the international core team are responsible for the day-to-day management of the Fund.

The following team members coordinate the management of Putnam's portion of the Fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

Portfolio leader      Since     Experience
Omid Kamshad          1996      1996-Present    Putnam Management

Portfolio Members     Since     Experience
Stephen Oler          2000      1997-Present    Putnam Management
George Stairs         2000      1997-Present    Putnam Management
Simon Davis           2000      2000-Present    Putnam Management
                                1996-2000       Deutsche Asset Management, Inc.
Joshua Byrne          2000      1993-Present    Putnam Management

The Fund pays AEFC a fee for managing its assets. AEFC, in turn, pays a portion of this fee to each of the asset managers. Under the Investment Management Services Agreement, the fee that the Fund pays to AEFC is equal to 0.970% on the first $250 million, gradually reducing to 0.845% as assets increase, subject to possible adjustment under the terms of a performance incentive arrangement. The maximum monthly adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.

AEFC selects, contracts with, and compensates asset managers to manage the investment of the Fund's assets. AEFC monitors the compliance of the asset managers with the investment objectives and related policies of the Fund, reviews the performance of the asset managers, and reports periodically to the Board of Directors.

--------------------------------------------------------------------------------
10p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Two asset managers, Boston Company and Putnam, each manage a portion of the Fund's assets based upon their respective experience in managing international funds investing in developed and emerging foreign markets whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated to the asset managers in equal portions. AEFC reserves the right to modify this allocation.

The Boston Company is located at One Boston Place, Boston, Massachusetts. Boston Company, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

Putnam is located at One Post Office Square, Boston, Massachusetts. Putnam, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). Additionally, the Fund may utilize derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI).

--------------------------------------------------------------------------------
11p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

--------------------------------------------------------------------------------
12p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

------------------- ------------------- ---------------- ---------------- ----------------
                    Class A             Class B          Class C          Class Y
------------------- ------------------- ---------------- ---------------- ----------------
Availability        Available to        Available to     Available to     Limited to
                    all investors.      all investors.   all investors.   qualifying
                                                                          institutional
                                                                          investors.
------------------- ------------------- ---------------- ---------------- ----------------
Initial Sales       Yes. Payable        No. Entire       No. Entire       No. Entire
Charge              at time of          purchase price   purchase price   purchase price
                    purchase.Lower      is invested in   is invested in   is invested in
                    sales charge for    shares of the    shares of the    shares of the
                    larger investments. Fund.            Fund.            Fund.
------------------- ------------------- ---------------- ---------------- ----------------
Deferred Sales      On purchases        Maximum 5%       1% CDSC          None.
Charge              over $500,000,      CDSC during      applies if you
                    1% CDSC             the first year   sell your
                    applies if you      decreasing to    shares less
                    sell your           0% after six     than one year
                    shares less         years.           after purchase.
                    than one year
                    after purchase.
------------------- ------------------- ---------------- ---------------- ----------------
Distribution        Yes.*               Yes.*            Yes.*            Yes.
and/or              0.25%               1.00%            1.00%            0.10%
Shareholder
Service Fee
------------------- ------------------- ---------------- ---------------- ----------------
Conversion to       N/A                 Yes,             No.              No.
Class A                                 automatically
                                        in ninth
                                        calendar year
                                        of ownership.
------------------- ------------------- ---------------- ---------------- ----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

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13p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

PURCHASING SHARES

To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

-------------------------------------------- ------------------------------------------
For this type of account:                    Use the Social Security or Employer
                                             Identification number of:
-------------------------------------------- ------------------------------------------
Individual or joint account                  The individual or one of the owners
                                             listed on the joint account
-------------------------------------------- ------------------------------------------
Custodian account of a minor (Uniform        The minor
Gifts/Transfers to Minors Act)
-------------------------------------------- ------------------------------------------
A revocable living trust                     The grantor-trustee (the person who puts
                                             the money into the trust)
-------------------------------------------- ------------------------------------------
An irrevocable trust, pension trust or       The legal entity (not the personal
estate                                       representative or trustee, unless no
                                             legal entity is designated in the
                                             account title)
-------------------------------------------- ------------------------------------------
Sole proprietorship                          The owner
-------------------------------------------- ------------------------------------------
Partnership                                  The partnership
-------------------------------------------- ------------------------------------------
Corporate                                    The corporation
-------------------------------------------- ------------------------------------------
Association, club or tax-exempt              The organization
organization
-------------------------------------------- ------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

--------------------------------------------------------------------------------
14p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Three ways to invest

1 By mail

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts

Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300
Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o  automatic payroll deduction,
o  bank authorization,
o  direct deposit of Social Security check, or
o  other plan approved by the Fund.

Minimum amounts

Initial investment:       $100

Additional investments:   $50 per payment for qualified accounts;

                          $100 per payment for nonqualified accounts

Account balances:         none (on a scheduled investment plan with monthly
                          payments)

If your account balance is below $2,000, you must make payments at least monthly.

--------------------------------------------------------------------------------
15p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

3 By wire or electronic funds transfer

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment:      $1,000

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES

You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      Sales charge as percentage of:
Total market value         Public offering price*        Net amount invested

Up to $49,999                      5.75%                        6.10%
$50,000-$99,999                    4.75                         4.99
$100,000-$249,999                  3.75                         3.90
$250,000-$499,999                  2.50                         2.56
$500,000-$999,999                  2.00**                       2.04**
$1,000,000 or more                 0.00                         0.00

*    Offering price includes the sales charge.
**   The sales charge will be waived until December 31, 2002.

--------------------------------------------------------------------------------
16p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o  your current investment in this Fund,

o  your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. Until December 31, 2002, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

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17p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

o  purchases made within 90 days after a sale of shares (up to the amount sold):

   o of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

   o in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

   Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o    within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o    within the University of Massachusetts After-Tax Savings Program, or

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:

First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
18p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59-1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgment, has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

--------------------------------------------------------------------------------
19p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.

--------------------------------------------------------------------------------
20p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Two ways to request an exchange or sale of shares

1 By letter

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o    the dollar amount or number of shares you want to exchange or sell,

o signature(s) of registered account owner(s) (All signatures may be required. Contact AECSC for more information.),

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular or express mail:

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

2 By telephone

American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:    $100
Maximum sale amount:    $100,000

--------------------------------------------------------------------------------
21p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Four ways to receive payment when you sell shares

1 By regular or express mail

o    Mailed to the address on record.

o    Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o    Minimum redemption: $100.

o    Funds are deposited electronically into your bank account.

o    No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow two to five business days from request to deposit.

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

3 By wire

o    Minimum redemption: $1,000.

o    Funds are wired electronically into your bank account.

o    Applicable wire charges will vary depending on service provided.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow one to two business days from request to deposit for domestic wires.

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

4 By scheduled payout plan

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

--------------------------------------------------------------------------------
22p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


--------------------------------------------------------------------------------
23p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Financial Highlights

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                           2002(b)

Net asset value, beginning of period                                  $5.03

Income from investment operations:

Net gains (losses) (both realized and unrealized)                       .17

Net asset value, end of period                                        $5.20

Ratios/supplemental data

Net assets, end of period (in millions)                                 $22

Ratio of expenses to average daily net assets(c,e)                     1.67%(d)

Ratio of net investment income (loss) to average daily net assets     (1.01%)(d)

Portfolio turnover rate (excluding short-term securities)                 2%

Total return(i)                                                        3.38%

See accompanying notes to financial highlights.


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24p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                           2002(b)

Net asset value, beginning of period                                  $5.03

Income from investment operations:

Net gains (losses) (both realized and unrealized)                       .17

Net asset value, end of period                                        $5.20

Ratios/supplemental data

Net assets, end of period (in millions)                                  $1

Ratio of expenses to average daily net assets(c,f)                     2.52%(d)

Ratio of net investment income (loss) to average daily net assets     (1.46%)(d)

Portfolio turnover rate (excluding short-term securities)                 2%

Total return(i)                                                        3.38%

Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                           2002(b)

Net asset value, beginning of period                                  $5.03

Income from investment operations:

Net gains (losses) (both realized and unrealized)                       .17

Net asset value, end of period                                        $5.20

Ratios/supplemental data

Net assets, end of period (in millions)                                 $--

Ratio of expenses to average daily net assets(c,g)                     2.51%(d)

Ratio of net investment income (loss) to average daily net assets     (1.60%)(d)

Portfolio turnover rate (excluding short-term securities)                 2%

Total return(i)                                                        3.38%

See accompanying notes to financial highlights.


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25p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                           2002(b)

Net asset value, beginning of period                                  $5.03

Income from investment operations:

Net gains (losses) (both realized and unrealized)                       .17

Net asset value, end of period                                        $5.20

Ratios/supplemental data

Net assets, end of period (in millions)                                 $--

Ratio of expenses to average daily net assets(c,h)                     1.52%(d)

Ratio of net investment income (loss) to average daily net assets      (.80%)(d)

Portfolio turnover rate (excluding short-term securities)                 2%

Total return(i)                                                        3.38%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 5.51% for the period ended Oct. 31, 2002.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 6.28% for the period ended Oct. 31, 2002.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 6.28% for the period ended Oct. 31, 2002.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 5.34% for the period ended Oct. 31, 2002.

(i)  Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


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26p --- AXP PARTNERS INTERNATIONAL CORE FUND --- 2002 PROSPECTUS

American
 Express(R)
Partners Funds

AMERICAN
 EXPRESS(R)

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI) and annual report to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal period. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10427

Ticker Symbol

Class A:--        Class B:--
Class C:--        Class Y:--

S-6259-99 C (12/02)

American
   Express(R)
 Partners Funds

AXP(R) Partners
         International
             Select Value
                Fund

AXP Partners International Select Value Fund seeks to provide shareholders with long-term capital growth.

PROSPECTUS
DEC. 30, 2002

Please note that this Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN
 EXPRESS(R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                                3p

Goal                                                                    3p

Principal Investment Strategies                                         3p

Principal Risks                                                         4p

Fees and Expenses                                                       5p

Past Performance                                                        6p

Investment Manager                                                      7p

Other Securities and Investment Strategies                              8p

Buying and Selling Shares                                               9p

Valuing Fund Shares                                                     9p

Investment Options                                                      9p

Purchasing Shares                                                      11p

Transactions Through American Express Brokerage or Third Parties       13p

Sales Charges                                                          14p

Exchanging/Selling Shares                                              17p

Distributions and Taxes                                                20p


Financial Highlights                                                   21p



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2p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

The Fund

GOAL

AXP Partners International Select Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far East) Index and Canada. The Fund's assets will be diversified among many foreign countries, but not necessarily in the same proportion that the countries are represented in the EAFE Index. The Fund's assets also may be invested in less developed or emerging markets.

American Express Financial Corporation (AEFC), serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadviser. AEFC has selected an independent asset manager, Alliance Capital Management L.P. (the Subadviser), to subadvise the Fund.

The Subadviser uses a value-oriented approach to buy and sell decisions that is disciplined, centralized and highly systematic. This means that, in selecting investments for the Fund, the Subadviser:

o Uses research analysis that is fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

o Invests in stocks that are underpriced -- that have low price/earnings ratios, low price/book-value ratios and high dividend yields.

The Subadviser may sell a stock when it no longer meets the standards described.

In order to hedge a portion of the currency risk, the Subadviser will generally invest in foreign currency futures contracts or foreign currency forward contracts with terms of up to one year. The Subadviser also will purchase foreign currency for immediate settlement in order to purchase foreign securities.

During weak or declining markets, the Fund may invest part or all of its assets in money market securities, U.S. government obligations or investment-grade debt or equity securities of U.S. issuers. Although the Fund would invest in these securities primarily to hedge risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

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

PRINCIPAL RISKS

The Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Foreign/Emerging Markets Risk

     Market Risk

     Style Risk

     Issuer Risk

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment. Foreign currency futures contracts and forward contracts can be highly volatile and could reduce the Fund's total returns. The potential loss from the use of these strategies could extend beyond the initial investments.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

The Fund purchases stocks it believes are undervalued, but have the potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

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 4p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                 Class A      Class B      Class C       Class Y

Maximum sales charge (load)
imposed on purchases(a)(as a
percentage of offering price)       5.75%(b)     none         none          none

Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price
at time of purchase)                none           5%            1%(c)      none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y

Management fees(e)                             0.90%    0.90%    0.90%    0.90%

Distribution (12b-1) fees                      0.25%    1.00%    1.00%    0.00%

Other expenses(f)                              0.67%    0.69%    0.69%    0.75%

Total                                          1.82%    2.59%    2.59%    1.65%

Fee waiver/expense reimbursement               0.17%    0.17%    0.17%    0.17%

Net expenses                                   1.65%    2.42%    2.42%    1.48%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.65% for Class A; 2.42% for Class B; 2.42% for Class C and 1.48% for Class Y.


(e) Includes the impact of a performance incentive adjustment fee that decreased the management fee by less than .001% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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5p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                            1 year       3 years      5 years        10 years


Class A(a)                    $733        $1,099       $1,490          $2,581

Class B(b)                    $645        $1,090       $1,461          $2,728(d)

Class B(c)                    $245        $  790       $1,361          $2,728(d)

Class C                       $245        $  790       $1,361          $2,916

Class Y                       $151        $  504       $  882          $1,945


(a)  Includes a 5.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

PAST PERFORMANCE


The bar chart is not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Sept. 28, 2001. However, the Subadviser's International Value Equity Investment Policy Group has been managing accounts in a similar style for a number of years. The information in the table that follows is provided to illustrate the past performance of the Subadviser's International Value Equity Investment Policy Group in managing accounts in the international value style.


The performance history of the Subadviser's International Value Composite is based on all accounts with investment objectives, policies, strategies, and risks that are substantially similar, although not identical, to those of the Fund. Private accounts are included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results. Closed accounts are included for each quarter prior to their closing. Certain accounts with special restrictions imposed by clients are excluded.


The performance history compares the Subadviser's International Value Composite on an annualized asset-weighted basis against the MSCI EAFE Index with currencies half-hedged and countries weighted according to their gross domestic product. Composite performance is presented net of the Fund's annual operating expenses of 1.65% for the Fund's Class A shares, adjusted to reflect AEFC's contractual agreement to waive certain fees through Oct. 31, 2002. The performance of the Subadviser's International Value Composite has been computed using a time-weighted rate of return for each account. Every account in the composite has been


--------------------------------------------------------------------------------
6p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS weighted for the relative size of each account using values at the beginning of the periods. The method used to calculate the performance of a composite differs from the standardized method prescribed by the Securities and Exchange Commission (SEC) for measuring the performance of a single mutual fund.

The results presented should not be viewed as representative of the Fund's future performance. The performance of the Fund and the index may be either higher or lower than the historical performance of the Subadviser's International Value Composite.

Average Annual Total Returns (as of Dec. 31, 2001)

                                                                           Since
                                       1 year    5 years    10 years   inception


Subadviser's International
Value Composite (6/30/92)*            -10.73%     +6.24%        N/A       +9.89%

MSCI EAFE GDP Weighted,
Half-Hedged Index(a)                  -18.71%     +6.78%      +7.92%        N/A

MSCI EAFE Index(b)                    -21.21%     +1.17%      +4.76%        N/A

Lipper International Funds Index(c)   -19.33%     +2.76%      +6.67%        N/A


*    (Inception date)

(a) MSCI EAFE GDP Weighted, Half-Hedged Index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged.

(b) MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(c) The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

INVESTMENT MANAGER


The International Value Equity Investment Policy Group, consisting of employees of the Subadviser, makes investment decisions. Andrew S. Adelson manages the team that is primarily responsible for making recommendations to this Investment Policy Group.

Andrew S. Adelson is the Chief Investment Officer of International Value Equities and an Executive Vice President at Alliance Capital Management Corporation since October 2000. In addition, Mr. Adelson is also chairman of the Global Value, Global Value Balanced and International Value Equity Investment Policy Groups of Alliance Capital's Bernstein Unit, and a member of the U.S. Emerging Markets, Canadian, European and U.K. Value Equity Investment Policy Groups of the Bernstein Unit. Prior to that, he was the Chief Investment Officer of International Investment Management Services at Sanford C. Bernstein & Co., Inc. since 1990. He joined Bernstein in 1980 and has a BS and an MBA from the Wharton School of the University of Pennsylvania.


--------------------------------------------------------------------------------
7p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

The Fund pays AEFC a fee for managing its assets. AEFC, in turn, pays a portion of this fee to the Subadviser. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.90% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The maximum monthly adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


AEFC selects, contracts with and compensates a subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the subadviser with the investment objectives and related policies of the Fund, reviews the performance of the subadviser, and reports periodically to the Board of Directors.

Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York 10105. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). Additionally, the Fund may use derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

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8p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

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9p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

------------------- ------------------- ---------------- ---------------- ----------------
                    Class A             Class B          Class C          Class Y
------------------- ------------------- ---------------- ---------------- ----------------
Availability        Available to        Available to     Available to     Limited to
                    all investors.      all investors.   all investors.   qualifying
                                                                          institutional
                                                                          investors.
------------------- ------------------- ---------------- ---------------- ----------------
Initial Sales       Yes. Payable        No. Entire       No. Entire       No. Entire
Charge              at time of          purchase price   purchase price   purchase price
                    purchase.Lower      is invested in   is invested in   is invested in
                    sales charge for    shares of the    shares of the    shares of the
                    larger investments. Fund.            Fund.            Fund.
------------------- ------------------- ---------------- ---------------- ----------------
Deferred Sales      On purchases        Maximum 5%       1% CDSC          None.
Charge              over $500,000,      CDSC during      applies if you
                    1% CDSC             the first year   sell your
                    applies if you      decreasing to    shares less
                    sell your           0% after six     than one year
                    shares less         years.           after purchase.
                    than one year
                    after purchase.
------------------- ------------------- ---------------- ---------------- ----------------
Distribution        Yes.*               Yes.*            Yes.*            Yes.
and/or              0.25%               1.00%            1.00%            0.10%
Shareholder
Service Fee
------------------- ------------------- ---------------- ---------------- ----------------
Conversion to       N/A                 Yes,             No.              No.
Class A                                 automatically
                                        in ninth
                                        calendar year
                                        of ownership.
------------------- ------------------- ---------------- ---------------- ----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

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10p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

PURCHASING SHARES

To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

-------------------------------------------- ------------------------------------------
For this type of account:                    Use the Social Security or Employer
                                             Identification number of:
-------------------------------------------- ------------------------------------------
Individual or joint account                  The individual or one of the owners
                                             listed on the joint account
-------------------------------------------- ------------------------------------------
Custodian account of a minor (Uniform        The minor
Gifts/Transfers to Minors Act)
-------------------------------------------- ------------------------------------------
A revocable living trust                     The grantor-trustee (the person who puts
                                             the money into the trust)
-------------------------------------------- ------------------------------------------
An irrevocable trust, pension trust or       The legal entity (not the personal
estate                                       representative or trustee, unless no
                                             legal entity is designated in the
                                             account title)
-------------------------------------------- ------------------------------------------
Sole proprietorship                          The owner
-------------------------------------------- ------------------------------------------
Partnership                                  The partnership
-------------------------------------------- ------------------------------------------
Corporate                                    The corporation
-------------------------------------------- ------------------------------------------
Association, club or tax-exempt              The organization
organization
-------------------------------------------- ------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

--------------------------------------------------------------------------------
11p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

Three ways to invest

1 By mail

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts

Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300
Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o    automatic payroll deduction,

o    bank authorization,

o    direct deposit of Social Security check, or

o    other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50 per payment for qualified accounts;
                           $100 per payment for nonqualified accounts

Account balances:          none (on a scheduled investment plan with monthly
                           payments)

If your account balance is below $2,000, you must make payments at least monthly.

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12p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

3 By wire or electronic funds transfer

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment:      $1,000

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES

You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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13p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

SALES CHARGES

Class A-- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      Sales charge as percentage of:
Total market value         Public offering price*        Net amount invested

Up to $49,999                      5.75%                        6.10%
$50,000-$99,999                    4.75                         4.99
$100,000-$249,999                  3.75                         3.90
$250,000-$499,999                  2.50                         2.56
$500,000-$999,999                  2.00**                       2.04**
$1,000,000 or more                 0.00                         0.00

* Offering price includes the sales charge.
** The sales charge will be waived until Dec. 31, 2002.

The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o    your current investment in this Fund,

o    your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

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14p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. Until Dec. 31, 2002, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     o of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     o in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o    within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o    within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

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15p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

Class B and Class C-- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:

First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59-1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

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16p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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17p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.

Two ways to request an exchange or sale of shares

1 By letter

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s)  of  registered   account  owner(s)  (All  signatures  may  be
     required. Contact AECSC for more information.),

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

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18p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

2 By telephone

American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

     o    The  Fund  and  AECSC  will  use  reasonable   procedures  to  confirm
          authenticity of telephone exchange or sale requests.

     o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

     o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

     o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

Four ways to receive payment when you sell shares

1 By regular or express mail

     o    Mailed to the address on record.

     o    Payable to names listed on the account.

     o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

     o    Minimum redemption: $100.

     o    Funds are deposited electronically into your bank account.

     o    No charge.

     o Bank account must be in the same ownership as the American Express mutual fund account.

     o    Allow two to five business days from request to deposit.

     o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By wire

     o    Minimum redemption: $1,000.

     o    Funds are wired electronically into your bank account.

     o    Applicable wire charges will vary depending on service provided.

     o Bank account must be in the same ownership as the American Express mutual fund account.

     o Allow one to two business days from request to deposit for domestic wires.

     o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

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19p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

4 By scheduled payout plan

     o    Minimum payment: $50.

     o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

     o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

     o    you request distributions in cash, or

     o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

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

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Financial Highlights


Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.23        $5.14
Income from investment operations:
Net investment income (loss)                                        .02           --
Net gains (losses) (both realized and unrealized)                  (.50)         .09
Total from investment operations                                   (.48)         .09
Net asset value, end of period                                    $4.75        $5.23

Ratios/supplemental data
Net assets, end of period (in millions)                            $163          $16
Ratio of expenses to average daily net assets(c,e)                 1.64%        1.65%(d)
Ratio of net investment income (loss) to average daily net assets   .77%       (1.33%)(d)
Portfolio turnover rate (excluding short-term securities)            13%           0%
Total return(i)                                                   (9.18%)       1.75%

See accompanying notes to financial highlights.


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21p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS


Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.22        $5.14
Income from investment operations:
Net investment income (loss)                                         --         (.01)
Net gains (losses) (both realized and unrealized)                  (.51)         .09
Total from investment operations                                   (.51)         .08
Net asset value, end of period                                    $4.71        $5.22

Ratios/supplemental data
Net assets, end of period (in millions)                             $77           $4
Ratio of expenses to average daily net assets(c,f)                 2.41%        2.42%(d)
Ratio of net investment income (loss) to average daily net assets   .01%       (1.99%)(d)
Portfolio turnover rate (excluding short-term securities)            13%           0%
Total return(i)                                                   (9.77%)       1.56%

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.22        $5.14
Income from investment operations:
Net investment income (loss)                                         --         (.01)
Net gains (losses) (both realized and unrealized)                  (.51)         .09
Total from investment operations                                   (.51)         .08
Net asset value, end of period                                    $4.71        $5.22

Ratios/supplemental data
Net assets, end of period (in millions)                              $3          $--
Ratio of expenses to average daily net assets(c,g)                 2.42%        2.42%(d)
Ratio of net investment income (loss) to average daily net assets   .02%       (2.06%)(d)
Portfolio turnover rate (excluding short-term securities)            13%           0%
Total return(i)                                                   (9.77%)       1.56%

See accompanying notes to financial highlights.


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22p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS


Class Y
Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                       2002         2001(b)
Net asset value, beginning of period                              $5.23        $5.14
Income from investment operations:
Net investment income (loss)                                        .03           --
Net gains (losses) (both realized and unrealized)                  (.50)         .09
Total from investment operations                                   (.47)         .09
Net asset value, end of period                                    $4.76        $5.23

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--
Ratio of expenses to average daily net assets(c,h)                 1.45%        1.48%(d)
Ratio of net investment income (loss) to average daily net assets  1.01%       (1.23%)(d)
Portfolio turnover rate (excluding short-term securities)            13%           0%
Total return(i)                                                   (8.99%)       1.75%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.82% and 10.15% for the periods ended 2002 and 2001, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.59% and 10.92% for the periods ended 2002 and 2001, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.59% and 10.92% for the periods ended 2002 and 2001, respectively.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.65% and 9.98% for the periods ended 2002 and 2001, respectively.

(i) Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.



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23p ---- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND ---- 2002 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10427

Ticker Symbol
Class A: APIAX    Class B: AXIBX

Class C: APICX    Class Y: --


S-6242-99 E (12/02)

American
    Express(R)
  Partners Funds

AXP(R) Partners
   International Small Cap
   Fund

AXP Partners International Small Cap Fund seeks to provide shareholders with long-term growth of capital.

PROSPECTUS DEC. 30, 2002

Please note that this Fund:
o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


AMERICAN
  EXPRESS(R)

Table of Contents


TAKE A CLOSER LOOK AT:
The Fund                                                   3p
Goal                                                       3p
Principal Investment Strategies                            3p
Principal Risks                                            5p
Fees and Expenses                                          6p
Past Performance                                           7p
Investment Manager                                         9p
Other Securities and Investment Strategies                11p
Buying and Selling Shares                                 11p
Valuing Fund Shares                                       11p
Investment Options                                        12p
Purchasing Shares                                         13p
Transactions Through American Express
    Brokerage or Third Parties                            15p
Sales Charges                                             16p
Exchanging/Selling Shares                                 19p
Distributions and Taxes                                   22p
Financial Highlights                                      23p


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2p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

The Fund

GOAL
AXP  Partners   International  Small  Cap  Fund  (the  Fund)  seeks  to  provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. Small companies generally are considered to be those with market capitalization of $2 billion or less at the time of purchase. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.


American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected two independent asset managers to subadvise the Fund with differing management styles to provide diversified exposure to foreign markets: Templeton Investment Counsel, LLC (Franklin Templeton) and Wellington Management Company, LLP (Wellington Management). Each of the asset managers acts independently of the other and uses its own methodology for selecting investments. Each of the asset managers employs an active investment strategy that focuses on companies that the asset manager believes will increase in value over time.

Franklin Templeton
In selecting investments for the Fund, Franklin Templeton uses a value-oriented, bottom-up, long-term approach focusing on the market price of a company's securities relative to its evaluation of the company's economic worth, based on long-term earnings, asset value, and cash flow potential. To identify small companies that may potentially be undervalued, Franklin Templeton works through a series of quantitative valuation and liquidity screens of its global database of international stocks. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-to-earnings ratios and have generally been overlooked by the market. If a company appears potentially attractive, its prospects are analyzed relative to its global competitors and not just industry peers in its home country.

Companies whose stocks Franklin Templeton considers for purchase are subject to extensive fundamental analysis that focuses on those factors which may lead to increases in earnings, cash flow and/or assets over the next five years.
Specifically, the analysis identifies catalysts for a change in a company's prospects that may lead to a positive change in the market's valuation of the company going forward. Some of the factors Franklin Templeton considers in its evaluation are:

     o  sales growth, including unit growth and pricing power,

     o  margin analysis,

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3p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

     o    new product introductions and new management,

     o    financial restructuring,

     o    balance sheet strength,

     o    adjusted net asset values,

     o    global supply/demand of products, and

     o    currency considerations.

Franklin Templeton will generally sell a company from the Fund when:


     o The stock price fully reflects the estimated future economic worth of the company based on estimated long-term earnings, asset value or cash flow potential.

     o    More attractive purchase candidates are identified.

     o    Changes  in  underlying   fundamentals  reduce  the  estimated  future
          economic worth of the company and it therefore no longer appears undervalued.


Wellington Management
In selecting investments for the Fund, Wellington Management uses a bottom-up investment approach, utilizing global and regional research resources in order to identify what it believes to be the best small-capitalization companies around the world. In a bottom-up investment approach stocks are selected based on their individual attractiveness rather than the industry in which they reside. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates, including its proprietary research and quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry.

Companies  whose  stocks  Wellington   Management  considers  for  purchase  are
subjected to extensive fundamental analysis to include review of the following factors:

     o    a well-articulated business plan,

     o experienced management, with demonstrated management skills either with current companies or at previous employers,

     o    a sustainable competitive advantage, and

     o    strong financial characteristics.

In addition, valuation analysis, including relevant industry valuation, is used to compare the results to a global and local peer group of companies. Companies that compare favorably with the fundamentals, and the growth and valuation characteristics of peers are strong candidates for the Fund. In implementing purchase decisions, consideration is given to the size, liquidity, and volatility.

Wellington Management will generally sell a company from the Fund when:


     o    Company fundamentals are no longer attractive.

     o    Superior purchase candidates are identified.


The Fund intends to be fully invested, and generally will not take temporary defensive positions by investing in cash and money market instruments. Although the Fund could invest in these securities as well as U.S. government obligations, investment grade debt securities, and equity securities of U.S. issuers, it would do so primarily to reduce the foreign market

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

risk. This type of investing could prevent the Fund from achieving its investment objective and could result in more frequent trading and increased fees, expenses, and taxes.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Foreign/Emerging Markets Risk

     Liquidity Risk

     Management Risk


     Small Company Risk

     Issuer Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, or industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate will add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

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

Management Risk
A strategy or selection method utilized by one or both of the asset managers may fail to produce the intended result. When all other factors have been accounted for and the asset manager chooses an investment, there is always the possibility that the choice will be a poor one.

Small Company Risk
Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                         Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on
purchases(a) (as a percentage of offering price)                          5.75%(b)       none         none         none
Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time of purchase)              none            5%           1%(c)      none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:     Class A     Class B    Class C     Class Y
Management fees                                    1.12%      1.12%       1.12%       1.12%
Distribution (12b-1) fees                          0.25%      1.00%       1.00%       0.00%
Other expenses(e)                                  8.97%      8.99%       8.99%       9.05%
Total                                             10.34%     11.11%      11.11%      10.17%
Fee waiver/expense reimbursement                   8.39%      8.39%       8.39%       8.39%
Net expenses                                       1.95%      2.72%       2.72%       1.78%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.95% for Class A; 2.72% for Class B; 2.72% for Class C and 1.78% for Class Y.

(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                        1 year           3 years
Class A(a)                $762            $2,667
Class B(b)                $675            $2,714
Class B(c)                $275            $2,414
Class C                   $275            $2,414
Class Y                   $181            $2,176


(a)  Includes a 5.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

PAST PERFORMANCE


The bar chart is not presented because the Fund has not had a full calendar year of operations. The Fund began operations on October 3, 2002. The information in the table that follows is provided to illustrate the past performance of the two asset managers in managing investment vehicles with characteristics that are substantially similar to the Fund. The performance is measured against the Salomon Smith Barney Global Equity Index ex-U.S. Less Than $2 billion Index and the Lipper International Small Cap Funds Index (the Indexes).

Although the Fund has substantially similar investment objectives, policies, strategies, and risks, it will not have the same future performance as the investment vehicles whose total returns are shown below. The figures below also do not reflect deduction of any sales charges or fees that which may be imposed in connection with sales of shares of Fund. The imposition of such fees and charges will lower the Fund's investment performance. The performance information has been provided by Franklin Templeton and Wellington Management, respectively, and has not been audited by AEFC or the Fund.


Franklin Templeton. Templeton Foreign Smaller Companies Fund is a registered investment company that is managed in a fashion substantially similar to the way in which Franklin Templeton will manage its portion of the Fund's assets.


Performance data shown for Templeton Foreign Smaller Companies Fund was calculated in accordance with standards prescribed by the Securities and Exchange Commission (SEC) for the calculation of average annual total return information for mutual funds. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in the fundamentals of portfolio securities. The performance results for Templeton Foreign Smaller Companies Fund presented below are


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

generally subject to fees and expenses (expense ratio of 1.67%) that differ from those estimated for the Fund. At December 31, 2001, the Templeton Foreign Smaller Companies Fund's assets were $74.5 million. The performance data presented below is unaudited.

Wellington Management. Returns represent a size-weighted composite of all fully discretionary, fee-paying accounts managed in Wellington Management's International Small Cap Opportunities Composite. An account is generally included in the composite beginning with the first full month of eligibility. Closed accounts are included through the completion of the last full month under management. No selective periods of performance have been used. At December 31, 2001, the International Small Cap Opportunities Composite consisted of eight portfolios with aggregate assets of $82 million.

Certain of the accounts in the International Small Cap Opportunities composite are not SEC registered mutual funds. Accordingly, the performance calculations are not subject to certain investment limitations, diversification requirements, and other regulations imposed by the Investment Company Act of 1940, as amended, or the Internal Revenue Code. Complying with these regulatory requirements may have an adverse effect on the Fund's performance. The International Small Cap Opportunities Composite's performance results have been adjusted to reflect the estimated fees of the Fund.


The results presented should not be viewed as representative of the Fund's future performance. The performance of the Fund and the Indexes may be either higher or lower than the historical performance of either or both of the Templeton Foreign Smaller Companies Fund and Wellington Management International Small Cap Opportunities Composite. In addition, while the Fund is managed in a fashion that is substantially similar to that of the Templeton Foreign Smaller Companies Fund and Wellington Management International Small Cap Opportunities Composite, investors should be aware that these are not the same funds and will not have the same performance. Investments made by the Fund at any given time will not be the same as those of the Templeton Foreign Smaller Companies Fund and Wellington Management International Small Cap Opportunities Composite. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different fees and expenses, and differences in portfolio size and positions.


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8p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

Average Annual Total Returns (as of December 31, 2001)
                                                      1 year         5 years     10 years   Since inception
Templeton Foreign Smaller Companies Fund, Class A      -6.73%         1.69%        7.20%          N/A

Wellington Management International Small
Cap Opportunities Composite (12/31/97)*               -13.66%          N/A          N/A         26.69%

Salomon Smith Barney Global Equity Index
ex-U.S. Less Than $2 billion Index(a)                  -9.75%         0.58%        2.15%          N/A

Lipper International Small Cap Funds Index(b)         -17.87%         3.60%         N/A           N/A



* (Inception date)

(a) The Salomon Smith Barney Global Equity Index ex-U.S. Less Than $2 billion Index, an unmanaged market capitalization weighted benchmark, measures the small stock component of the Salomon Smith Barney Global Equity Index which includes developed and emerging markets countries globally excluding the U.S. Within each country, those stocks falling under a two billion dollar market cap of the available market capital in each country form the universe. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


(b) The Lipper International Small Cap Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

INVESTMENT MANAGER


Franklin Templeton
Cindy Sweeting, CFA
Ms. Sweeting joined Franklin Templeton Investments as a portfolio manager/research analyst in 1997 and is currently executive vice president, portfolio manager, and research analyst of Templeton Investment Counsel, LLC. She serves as the coordinator of Templeton's healthcare research team and her global research responsibilities include the pharmaceutical and biotechnology industries. Ms. Sweeting has over 18 years of experience in the investment industry. Prior to joining Franklin Templeton, she was the vice president of investments with McDermott International Investments Co., Inc., in Nassau, Bahamas. Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned a bachelor of science degree in business administration with a concentration in finance.

Tucker Scott, CFA
Mr. Scott joined Franklin Templeton Investments as a research analyst in 1996 and is currently senior vice president, portfolio manager, and research analyst of Templeton Investment Counsel, LLC. His global research responsibilities include internet software and services as well as commercial services.
Previously, Mr. Scott worked for Aeltus Investment Management, where his industry coverage included telecommunication equipment and financial services. Mr. Scott earned a bachelor of arts degree in history from the University of Virginia and a master of business administration degree from the Amos Tuck School of Business at Dartmouth College.



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

Simon Rudolph, ACA
Mr. Rudolph joined Franklin Templeton Investments as a portfolio manager/research analyst in 1997 and is currently executive vice president, portfolio manager, and research analyst of Templeton Investments (Asia) Limited. He has research responsibility for beverages, tobacco, food, personal, and household products; and provides joint coverage of the small cap consumer goods industries. Mr. Rudolph has country research coverage of India and Japan. Previously, he was an executive director with Morgan Stanley. Mr. Rudolph earned a bachelor of arts degree in economic history from Durham University, England.

Wellington Management
Edward L. Makin
Mr. Makin has been managing Global Smaller Companies portfolios for Wellington Management Company, LLP since December 1997. Alongside his smaller company responsibilities he was an active member of Wellington Management's Europe large cap equity team from 1994 until July 2000. Prior to joining Wellington Management in 1994, Mr. Makin spent five years as an equity fund manager/analyst at Morgan Stanley Asset Management in the UK, where he managed institutional and retail portfolios invested in British stocks. A graduate of the University of London with a BA in economics (1987), Mr. Makin earned a diploma in portfolio management theory from the London Business School. He is registered with the London Stock Exchange and IMRO.


The Fund pays AEFC a fee for managing its assets. AEFC, in turn, pays a portion of this fee to each of the asset managers. Under the Investment Management Services Agreement, the fee that the Fund pays to AEFC is 1.120% on the first $250 million, gradually reducing to 0.995% as assets increase subject to possible adjustment under the terms of a performance incentive arrangement. The maximum monthly adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a global financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


AEFC selects, contracts with, and compensates subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically to the Board of Directors.


Two asset managers, Franklin Templeton and Wellington Management, each manage a portion of the Fund's assets based upon their respective experience in managing international funds investing in developed and emerging foreign markets whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated to the asset managers in equal portions. AEFC reserves the right to modify this allocation.


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


Franklin Templeton is located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394. Franklin Templeton, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments such as preferred stocks, and warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (ADRs) and Global Depositary Receipts
(GDRs). Additionally, the Fund may utilize derivative instruments to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of drivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual and semiannual reports.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.



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

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:
                            Class A                   Class B                  Class C                  Class Y
--------------------------- ------------------------  ------------------------ ------------------------ ------------------------
Availability                Available to all          Available to all         Available to all         Limited to qualifying
                            investors.                investors.               investors.               institutional
                                                                                                        investors.
--------------------------- ------------------------  ------------------------ ------------------------ ------------------------
Initial Sales Charge        Yes. Payable at time      No. Entire purchase      No. Entire purchase      No. Entire purchase
                            of purchase. Lower        price is invested in     price is invested in     price is invested in
                            sales charge for          shares of the Fund.      shares of the Fund.      shares of the Fund.
                            larger investments.
--------------------------- ------------------------  ------------------------ ------------------------ ------------------------
Deferred Sales Charge       On purchases over         Maximum 5% CDSC during   1% CDSC applies if you   None.
                            $500,000, 1% CDSC         the first year           sell your shares less
                            applies if you sell your  decreasing to 0% after   than one year after
                            shares less than one year six years.               purchase.
                            after purchase.
--------------------------- ------------------------  ------------------------ ------------------------ ------------------------
Distribution and/or         Yes.*0.25%                Yes.*1.00%               Yes.*1.00%               Yes. 0.10%
Shareholder Service Fee
--------------------------- ------------------------  ------------------------ ------------------------ ------------------------
Conversion to Class A       N/A                       Yes, automatically in    No.                      No.
                                                      ninth calendar year of
                                                      ownership.
--------------------------- ------------------------  ------------------------ ------------------------ ------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

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

Should you purchase Class A, Class B or Class C shares?
If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES
To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
13p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

How to determine the correct TIN
---------------------------------------------------------------- --------------------------------------------------------------
For this type of account:                                        Use the Social Security or Employer Identification number
                                                                 of:
---------------------------------------------------------------- --------------------------------------------------------------
Individual or joint account                                      The individual or one of the owners listed on the joint
                                                                 account
---------------------------------------------------------------- --------------------------------------------------------------
Custodian account of a minor (Uniform Gifts/Transfers to         The minor
Minors Act)
---------------------------------------------------------------- --------------------------------------------------------------
A revocable living trust                                         The grantor-trustee (the person who puts the money into the trust)
---------------------------------------------------------------- --------------------------------------------------------------
An irrevocable trust, pension trust or estate                    The legal entity (not the personal representative or
                                                                 trustee, unless no legal entity is designated in the account title)
---------------------------------------------------------------- --------------------------------------------------------------
Sole proprietorship                                              The owner
---------------------------------------------------------------- --------------------------------------------------------------
Partnership                                                      The partnership
---------------------------------------------------------------- --------------------------------------------------------------
Corporate                                                        The corporation
---------------------------------------------------------------- --------------------------------------------------------------
Association, club or tax-exempt organization                     The organization
---------------------------------------------------------------- --------------------------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy
of  federal  Form  W-9,   "Request  for  Taxpayer   Identification   Number  and
Certification." You also may obtain the form on the Internet at (www.irs.gov).

Three ways to invest

1 By mail

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

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14p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

2 By scheduled investment plan

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o    automatic payroll deduction,

o    bank authorization,

o    direct deposit of Social Security check, or

o    other plan approved by the Fund.

Minimum amounts
Initial investment:        $100

Additional investments:    $50 per payment for qualified accounts;

                           $100 per payment for nonqualified accounts

Account balances:          none (on a scheduled investment plan
                           with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment:      $1,000

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE  OR THIRD PARTIES
You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences,

--------------------------------------------------------------------------------
15p -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND -- 2002 PROSPECTUS please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES
Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a sales charge as shown in the following table:

                             Sales charge as percentage of:
Total market value  Public offering price*               Net amount invested
Up to $49,999                5.75%                               6.10%
$50,000-$99,999              4.75                                4.99
$100,000-$249,999            3.75                                3.90
$250,000-$499,999            2.50                                2.56
$500,000-$999,999            2.00**                              2.04**
$1,000,000 or more           0.00                                0.00

  * Offering price includes the sales charge.

 ** The sales charge will be waived until December 31, 2002.

The sales charge on Class A shares may be lower than 5.75%, based on the combined market value of:

o    your current investment in this Fund,

o    your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

--------------------------------------------------------------------------------
16p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. Until Dec. 31, 2002, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     o of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     o in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o    within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o    within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

--------------------------------------------------------------------------------
17p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

Class B and Class C -- contingent deferred sales charge (CDSC) alternative
For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:    The CDSC percentage rate is:
First year                                     5%
Second year                                    4%
Third year                                     4%
Fourth year                                    3%
Fifth year                                     2%
Sixth year                                     1%
Seventh year                                   0%


For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example


Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



Waivers of the sales charge for Class B and Class C shares The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

--------------------------------------------------------------------------------
18p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

EXCHANGING/SELLING SHARES
Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.


To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares
You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

--------------------------------------------------------------------------------
19p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.

Two ways to request an exchange or sale of shares

1 By letter

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o    the dollar amount or number of shares you want to exchange or sell,


o    signature(s)  of  registered   account  owner(s)  (All  signatures  may  be
     required. Contact AECSC for more information.),


o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

--------------------------------------------------------------------------------
20p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

2 By telephone

American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000

Four ways to receive payment when you sell shares

1 By regular or express mail

o    Mailed to the address on record.

o    Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o    Minimum redemption: $100.

o    Funds are deposited electronically into your bank account.

o    No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow two to five business days from request to deposit.

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

3 By wire

o    Minimum redemption: $1,000.

o    Funds are wired electronically into your bank account.

o    Applicable wire charges will vary depending on service provided.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow one to two business days from request to deposit for domestic wires.

o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

--------------------------------------------------------------------------------
21p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

4 By scheduled payout plan

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

--------------------------------------------------------------------------------
22p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Financial Highlights

Class A

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Net asset value, end of period                          $5.09
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $11
Ratio of expenses to average
   daily net assets(c),(e)                              1.86%(d)
Ratio of net investment income (loss)
   to average daily net assets                         (1.08%)(d)
Portfolio turnover rate
   (excluding short-term securities)                       7%
Total return(i)                                         3.46%

See accompanying notes to financial highlights.



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23p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

Class B

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net investment income (loss)                             (.01)
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Total from investment operations                          .16
                                                          ---
Net asset value, end of period                          $5.08
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $--
Ratio of expenses to average daily net assets(c),(f)    2.72%(d)
Ratio of net investment income (loss)
   to average daily net assets                         (2.17%)(d)
Portfolio turnover rate
  (excluding short-term securities)                        7%
Total return(i)                                         3.25%

Class C

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net investment income (loss)                             (.01)
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Total from investment operations                          .16
                                                          ---
Net asset value, end of period                          $5.08
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $--
Ratio of expenses to average daily net assets(c),(g)    2.72%(d)
Ratio of net investment income (loss)
   to average daily net assets                         (2.02%)(d)
Portfolio turnover rate
   (excluding short-term securities)                       7%
Total return(i)                                         3.25%

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
24p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Net asset value, end of period                          $5.09
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $--
Ratio of expenses to average daily net assets(c),(h)    1.73%(d)
Ratio of net investment income (loss)
   to average daily net assets                          (.93%)(d)
Portfolio turnover rate
   (excluding short-term securities)                       7%
Total return(i)                                         3.46%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 10.34% for the period ended Oct. 31, 2002.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 11.11% for the period ended Oct. 31, 2002.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 11.11% for the period ended Oct. 31, 2002.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 10.17% for the period ended Oct. 31, 2002.

(i) Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


--------------------------------------------------------------------------------
25p  --  AXP PARTNERS INTERNATIONAL SMALL CAP FUND  --  2002 PROSPECTUS

--------------------------------------------------------------------------------
(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Partners Funds                                                        (R)
--------------------------------------------------------------------------------

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-10427

Ticker Symbol
Class A:--        Class B:--
Class C:--        Class Y:--

S-6258-99 C (12/02)

                    AXP(R) PARTNERS INTERNATIONAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          AXP(R) PARTNERS INTERNATIONAL

                        AGGRESSIVE GROWTH FUND (the Fund)


                                  DEC. 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                         p.  3

Fundamental Investment Policies                               p.  4

Investment Strategies and Types of Investments                p.  5

Information Regarding Risks and Investment Strategies         p.  6

Security Transactions                                         p. 22


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                     p. 24

Performance Information                                       p. 25

Valuing Fund Shares                                           p. 26

Investing in the Fund                                         p. 27

Selling Shares                                                p. 29

Pay-out Plans                                                 p. 29

Capital Loss Carryover                                        p. 30

Taxes                                                         p. 30

Agreements                                                    p. 31

Organizational Information                                    p. 35

Board Members and Officers                                    p. 39

Principal Holders of Securities                               p. 42

Independent Auditors                                          p. 42

Appendix: Description of Ratings                              p. 43


--------------------------------------------------------------------------------
2  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]    A higher rate of return typically involves a higher risk of loss.

[X]    Past performance is not a reliable indicator of future performance.

[X]    ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                       Market price                 Shares
investment                     of a share                 acquired
  $100                          $ 6.00                      16.7
   100                            4.00                      25.0
   100                            4.00                      25.0
   100                            6.00                      16.7
   100                            5.00                      20.0
  $500                          $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others) except to the extent that, under securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments          Allowable for the Fund?
Agency and Government Securities                              yes
Borrowing                                                     yes
Cash/Money Market Instruments                                 yes
Collateralized Bond Obligations                                no
Commercial Paper                                              yes
Common Stock                                                  yes
Convertible Securities                                        yes
Corporate Bonds                                               yes
Debt Obligations                                              yes
Depositary Receipts                                           yes
Derivative Instruments                                        yes
Foreign Currency Transactions                                 yes
Foreign Securities                                            yes

High-Yield (High-Risk) Securities (Junk Bonds)                no*

Illiquid and Restricted Securities                            yes
Indexed Securities                                            yes
Inverse Floaters                                               no
Investment Companies                                          yes
Lending of Portfolio Securities                               yes
Loan Participations                                           yes
Mortgage- and Asset-Backed Securities                         yes
Mortgage Dollar Rolls                                          no
Municipal Obligations                                         yes
Preferred Stock                                               yes
Real Estate Investment Trusts                                 yes
Repurchase Agreements                                         yes
Reverse Repurchase Agreements                                 yes
Short Sales                                                    no
Sovereign Debt                                                yes
Structured Products                                           yes

Swaps                                                          no

Variable- or Floating-Rate Securities                         yes
Warrants                                                      yes
When-Issued Securities                                        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


--------------------------------------------------------------------------------
5  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk

The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

--------------------------------------------------------------------------------
6  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
7  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.


Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
8  -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction.

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An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

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The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.


Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.


Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and

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economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

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15 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.


Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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16 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

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17 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

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18 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

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19 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

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20 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.


Variable- or Floating-Rate Securities


The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.


Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

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21 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.


--------------------------------------------------------------------------------
22 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.


On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $509,926 for fiscal year ended Oct. 31, 2002, $28,850 for fiscal period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2002, transactions amounting to $115,909,327, on which $137,240 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 141% in the most recent fiscal year, and 8% in the period before. Higher turnover rates may result in higher brokerage expenses. The variation in turnover rates can be attributed to the fact that the fiscal year which ended Oct. 31, 2002 was the Fund's first full fiscal year.


--------------------------------------------------------------------------------
23 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last fiscal period to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                                   2002                               2001

                                                                              Percent of
                                                                           aggregate dollar
                                                                               amount of
                                        Aggregate dollar    Percent of       transactions       Aggregate
                                            amount of        aggregate         involving      dollar amount
                          Nature of        commissions       brokerage        payment of     of commissions
Broker                   affiliation     paid to broker     commissions       commissions    paid to broker
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase       Affiliate of the     $9,567            1.94%             0.07%             $0
                        sub-adviser


--------------------------------------------------------------------------------
24 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

--------------------------------------------------------------------------------
25 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                Net assets              Shares outstanding            Net asset value of one share
Class A         $71,558,777   divided by    15,684,452      equals              $4.56
Class B          24,255,873                  5,359,264                           4.53
Class C           1,350,448                    298,458                           4.52
Class Y              23,187                      5,073                           4.57


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
26 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $4.56, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $4.84. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                     Sales charge as a percentage of:
Total market value         Public offering price       Net amount invested
Up to $49,999                     5.75%                      6.10%
$50,000-$99,999                   4.75                       4.99
$100,000-$249,999                 3.75                       3.90
$250,000-$499,999                 2.50                       2.56
$500,000-$999,999                 2.00*                      2.04*
$1,000,000 or more                0.00                       0.00

* The sales charge will be waived until Dec. 31, 2002.

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59-1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                       Number of participants
Total plan assets                  1-99                    100 or more
Less than $1 million                4%                         0%
$1 million or more                  0%                         0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.75% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed


--------------------------------------------------------------------------------
27 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND
shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

          o    at least $10 million in plan assets or

          o    500 or more participants; or

     o    does not use daily transfer recordkeeping and has

          o    at least $3 million invested in American Express mutual funds or

          o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.


o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.


o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

--------------------------------------------------------------------------------
28 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

--------------------------------------------------------------------------------
29 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $6,989,821 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2010.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5.75% ($115) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 0.27% of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

--------------------------------------------------------------------------------
30 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                        Annual rate at each asset level
First $0.25                                          1.000%
Next   0.25                                          0.975
Next   0.25                                          0.950
Next   0.25                                          0.925
Next   1.00                                          0.900
Over   2.00                                          0.875


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 1.000% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.



--------------------------------------------------------------------------------
31 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Funds Index (Index). The performance difference is then used to determine the adjustment rate. Beginning on Dec. 1, 2002, the adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
Difference      Adjustment Rate
--------------- ---------------------------------------------------------------
0.00%-0.50%     0
--------------- ---------------------------------------------------------------
0.50%-1.00%     6 basis points times the performance difference over 0.50%
                (maximum of 3 basis points if a 1% performance difference)
--------------- ---------------------------------------------------------------
1.00%-2.00%     3 basis points, plus 3 basis points times the performance
                difference over 1.00% (maximum 6 basis points if a 2%
                performance difference)
--------------- ---------------------------------------------------------------
2.00%-4.00%     6 basis points, plus 2 basis points times the performance
                difference over 2.00% (maximum 10 basis points if a 4%
                performance difference)
--------------- ---------------------------------------------------------------
4.00%-6.00%     10 basis points, plus 1 basis point times the performance
                difference over 4.00% (maximum 12 basis points if a 6%
                performance difference)
--------------- ---------------------------------------------------------------
6.00% or more   12 basis points
--------------- ---------------------------------------------------------------

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00120 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.

For a period of six months beginning Dec. 1, 2002, the adjustment will be calculated based on the lesser of the amount due under the new adjustment or under the adjustment used prior to Dec. 1, 2002. Prior to Dec. 1, 2002, the adjustment, determined monthly, was calculated using the percentage point difference between the change in the net asset value of one Class A share of the Fund and the change in the Index. One percentage point was subtracted from the calculation to help assure that incentive adjustments were attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number was multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment decreased the fee by $3,736 for fiscal year 2002.

The management fee is paid monthly. Under the agreement, the total amount paid was $690,573 for fiscal year 2002 and $11,981 for fiscal period 2001.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $65,305 for fiscal year 2002 and $5,031 for fiscal period 2001.


--------------------------------------------------------------------------------
32 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Basis for board approving the investment advisory contract


Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o   reasonable level of AEFC's profitability from its mutual fund operations.

Subadvisory Agreements


The assets of the Fund are managed by two Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restriction. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.


AEFC enters into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


The Subadvisers to the Fund are set forth below. The information has been supplied by the respective Subadviser.


Subadvisers

American Century Investment Management, Inc., (American Century) located at 4500 Main Street, Kansas City, Missouri, subadvises the Fund's assets. American Century, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West Monroe, Suite 3000, Chicago, Illinois, subadvises the Fund's assets. Liberty WAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Liberty WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc. which in turn is a wholly-owned subsidiary of Fleet National Bank, which in turn is a wholly-owned subsidiary of FleetBoston Financial Corporation.


--------------------------------------------------------------------------------
33 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.080%
Next   0.25                                          0.075
Next   0.25                                          0.070
Next   0.25                                          0.065
Next   1.00                                          0.060
Over   2.00                                          0.055


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $54,778 for fiscal year 2002 and $959 for fiscal period 2001.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19 per year, for Class B is $20 per year, for Class C is $19.50 per year and for Class Y is $17 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $529,666 for fiscal year 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was $60,605. The amounts were $21,451 and $4,680 for fiscal period 2001.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

--------------------------------------------------------------------------------
34 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $133,780 for Class A shares, $151,872 for Class B shares and $7,102 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS


As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.


DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $64 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $194 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,000 financial advisors.


--------------------------------------------------------------------------------
35 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                         Date of            Form of      State of       Fiscal
Fund                                                  organization       organization  organization    year end    Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86     Business Trust(2)      MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No
AXP(R) Dimensions Series, Inc.(4)                  2/20/68, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes
AXP(R) Discovery Series, Inc.(4)                   4/29/81, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Discovery Fund                                                                                                Yes
AXP(R) Equity Series, Inc.(4)                      3/18/57, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Equity Select Fund                                                                                            Yes
AXP(R) Fixed Income Series, Inc.(4)                6/27/74, 6/31/86(1)     Corporation      NV/MN         8/31
   AXP(R) Bond Fund                                                                                                     Yes
AXP(R) Global Series, Inc.                                 10/28/88        Corporation         MN        10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Growth Fund                                                                                            Yes
   AXP(R) Global Technology Fund(3)                                                                                      No
AXP(R) Government Income Series, Inc.(4)                    3/12/85        Corporation         MN         5/31
   AXP(R) Federal Income Fund                                                                                           Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes
AXP(R) Growth Series, Inc.                         5/21/70, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes
AXP(R) High Yield Income Series, Inc.(4)                    8/17/83        Corporation         MN         5/31
   AXP(R) Extra Income Fund                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.(4)      12/21/78, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes
AXP(R) Income Series, Inc.(4)                      2/10/45, 6/13/86(1)     Corporation      NV/MN         5/31
   AXP(R) Selective Fund                                                                                                Yes
AXP(R) International Series, Inc.(4)                        7/18/84        Corporation         MN        10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes
AXP(R) Investment Series, Inc.                     1/18/40, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes
AXP(R) Managed Series, Inc.                                 10/9/84        Corporation         MN         9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


--------------------------------------------------------------------------------
36 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                         Date of             Form of      State of       Fiscal
Fund                                                  organization        organization  organization    year end    Diversified
AXP(R) Market Advantage Series, Inc.                        8/25/89        Corporation         MN         1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes
AXP(R) Money Market Series, Inc.                   8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes
AXP(R) Partners Series, Inc.                                3/20/01        Corporation         MN         5/31
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes
AXP(R) Partners International Series, Inc.                   5/9/01        Corporation         MN        10/31
   AXP(R) Partners International
   Aggressive Growth Fund                                                                                               Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                           Yes
   AXP(R) Partners International Small Cap
   Fund                                                                                                                 Yes
AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Progressive Fund                                                                                              Yes
AXP(R) Sector Series, Inc.(3),(4)                           3/25/88        Corporation         MN         6/30
   AXP(R) Utilities Fund                                                                                                Yes
AXP(R) Selected Series, Inc.(4)                             10/5/84        Corporation         MN         3/31
   AXP(R) Precious Metals Fund                                                                                           No
AXP(R) Special Tax-Exempt Series Trust                       4/7/86     Business Trust(2)      MA         6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No
AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Stock Fund                                                                                                    Yes
AXP(R) Strategy Series, Inc.                                1/24/84        Corporation         MN         3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


--------------------------------------------------------------------------------
37 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                    Date of              Form of      State of      Fiscal
Fund                                             organization         organization  organization   year end    Diversified
AXP(R) Tax-Exempt Series, Inc.                 9/30/76, 6/13/86(1)    Corporation      NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                             Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                     Yes
AXP(R) Tax-Free Money Series, Inc.(4)          2/29/80, 6/13/86(1)    Corporation      NV/MN        12/31
   AXP(R) Tax-Free Money Fund                                                                                      Yes


(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


--------------------------------------------------------------------------------
38 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Arne H. Carlson                 Board member      Chair, Board Services                                        Joint Audit,
901 S. Marquette Ave.           since 1999        Corporation (provides                                        Contracts,
Minneapolis, MN 55402                             administrative services to                                   Executive,
Born in 1934                                      boards). Former Governor of                                  Investment
                                                  Minnesota                                                    Review, Board
                                                                                                               Effectiveness
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Philip J. Carroll, Jr.          Board member      Retired Chairman and CEO,      Boise Cascade Corporation
901 S. Marquette Ave.           since 2002        Fluor Corporation              (forest products), Scottish
Minneapolis, MN 55402                             (engineering and               Power PLC, Vulcan Materials
Born in 1937                                      construction) since 1998.      Company, Inc. (construction
                                                  Former President and CEO,      materials/chemicals)
                                                  Shell Oil Company
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Livio D. DeSimone               Board member      Retired Chair of the Board     Cargill, Incorporated         Joint Audit,
30 Seventh Street East          since 2001        and Chief Executive Officer,   (commodity merchants and      Contracts
Suite 3050                                        Minnesota Mining and           processors), General Mills,
St. Paul, MN 55101-4901                           Manufacturing (3M)             Inc. (consumer foods),
Born in 1936                                                                     Vulcan Materials Company
                                                                                 (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Ira D. Hall                     Board member      Private investor; formerly     Imagistics International,     Contracts,
183 Long Close Road             since 2001        with Texaco Inc., Treasurer,   Inc. (office equipment),      Investment
Stamford, CT 06902                                1999-2001 and General          Reynolds & Reynolds Company   Review
Born in 1944                                      Manager, Alliance Management   (information services),
                                                  Operations, 1998-1999. Prior   TECO Energy, Inc. (energy
                                                  to that, Director,             holding company), The
                                                  International Operations IBM   Williams Companies, Inc.
                                                  Corp.                          (energy distribution
                                                                                 company)
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Heinz F. Hutter*                Board member      Retired President and Chief                                  Board
P.O. Box 2187                   since 1994        Operating Officer, Cargill,                                  Effectiveness,
Minneapolis, MN 55402                             Incorporated (commodity                                      Executive,
Born in 1929                                      merchants and processors)                                    Investment
                                                                                                               Review
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Anne P. Jones                   Board member      Attorney and Consultant        Motorola, Inc. (electronics)  Joint Audit,
5716 Bent Branch Rd.            since 1985                                                                     Board
Bethesda, MD 20816                                                                                             Effectiveness,
Born in 1935                                                                                                   Executive
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen R. Lewis, Jr.**         Board member      Retired President and                                        Contracts,
901 S. Marquette Ave.           since 2002        Professor of Economics,                                      Investment
Minneapolis, MN 55402                             Carleton College                                             Review
Born in 1939
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan G. Quasha                  Board member      President, Quadrant            Compagnie Financiere          Joint Audit,
720 Fifth Avenue                since 2002        Management, Inc. (management   Richemont AG (luxury goods)   Investment
New York, NY 10019                                of private equities)                                         Review
Born in 1949
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan K. Simpson                 Board member      Former three-term United       Biogen, Inc.                  Joint Audit,
1201 Sunshine Ave.              since 1997        States Senator for Wyoming     (biopharmaceuticals)          Contracts
Cody, WY 82414
Born in 1931
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alison Taunton-Rigby            Board member      President, Forester Biotech    Synaptic Pharmaceuticals
8 Farrar Road                   since 2002        since 2000. Former President   Corporation
Lincoln, MA 01773                                 and CEO, Aquila
Born in 1944                                      Biopharmaceuticals, Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

  * Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
39 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Board Members Affiliated with AEFC***

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Barbara H. Fraser               Board member      Executive Vice President -
1546 AXP Financial Center       since 2002        AEFA Products and Corporate
Minneapolis, MN 55474                             Marketing of AEFC since
Born in 1949                                      2002. President - Travelers
                                                  Check Group, American
                                                  Express Company, 2001-2002.
                                                  Management Consultant,
                                                  Reuters, 2000-2001. Managing
                                                  Director - International
                                                  Investments, Citibank
                                                  Global, 1999-2000. Chairman
                                                  and CEO, Citicorp Investment
                                                  Services and Citigroup
                                                  Insurance Group, U.S.,
                                                  1998-1999. Head of Marketing
                                                  and Strategic Planning -
                                                  Investment Products and
                                                  Distribution, Citibank
                                                  Global, 1995-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen W. Roszell              Board member      Senior Vice President -
50238 AXP Financial Center      since 2002;       Institutional Group of AEFC
Minneapolis, MN 55474           Vice President
Born in 1949                    since 2002
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
William F. Truscott             Board member      Senior Vice President -
53600 AXP Financial Center      since 2001,       Chief Investment Officer of
Minneapolis, MN 55474           Vice President    AEFC since 2001. Former
Born in 1960                    since 2002        Chief Investment Officer and
                                                  Managing Director, Zurich
                                                  Scudder Investments
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held     Principal occupation during    Other directorships           Committee
                                with Fund and     past five years                                              memberships
                                length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Jeffrey P. Fox                  Treasurer since   Vice President - Investment
50005 AXP Financial Center      2002              Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Born in 1955                                      Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Paula R. Meyer                  President since   Senior Vice President and
596 AXP Financial Center        2002              General Manager - Mutual
Minneapolis, MN 55474                             Funds, AEFC, since 2002;
Born in 1954                                      Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC, 1998-2000;
                                                  President - Piper Capital
                                                  Management 1997-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Leslie L. Ogg                   Vice President,   President of Board Services
901 S. Marquette Ave.           General           Corporation
Minneapolis, MN 55402           Counsel, and
Born in 1938                    Secretary since
                                1978
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------


--------------------------------------------------------------------------------
40 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held two meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held three meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held three meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001

Based on net asset values as of Dec. 31, 2001

                                                    Aggregate dollar range of
                             Dollar range of        equity securities of all
                            equity securities        American Express Funds
                               in the Fund          overseen by Board Member
-----------------------------------------------------------------------------
                                  Range                       Range
Arne H. Carlson                   none                  $50,001-$100,000
Livio D. DeSimone                 none                    over $100,000
Ira D. Hall                       none                    over $100,000
Heinz F. Hutter                   none                    over $100,000
Anne P. Jones                     none                    over $100,000
Alan K. Simpson                   none                    over $100,000



--------------------------------------------------------------------------------
41 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:

Compensation Table

                                                    Total cash compensation from
                                Aggregate            American Express Funds and
Board member*          compensation from the Fund   Preferred Master Trust Group
Livio D. DeSimone                $ 833                      $129,067
Ira D. Hall                        833                       129,067
Heinz F. Hutter                    991                       142,917
Anne P. Jones                    1,041                       147,217
Stephen R. Lewis, Jr.              633                        91,567
Alan G. Quasha                     508                        69,967
Alan K. Simpson                    783                       124,867

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, American Express Financial Corporation, Minneapolis, MN, held 5.98% of the Fund Class A shares.

Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
42 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o   Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
43 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
44 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
    (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's

Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

--------------------------------------------------------------------------------
45 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      AGGRESSIVE GROWTH FUND

                                                             S-6243-20 E (12/02)

                   AXP(R) PARTNERS INTERNATIONAL SERIES, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
               AXP(R) PARTNERS INTERNATIONAL CORE FUND (the Fund)

                                  DEC. 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents
Mutual Fund Checklist                                           p.  3
Fundamental Investment Policies                                 p.  4
Investment Strategies and Types of Investments                  p.  5
Information Regarding Risks and Investment Strategies           p.  6
Security Transactions                                           p. 22
Brokerage Commissions Paid to Brokers Affiliated
   with American Express Financial Corporation                  p. 23
Performance Information                                         p. 23
Valuing Fund Shares                                             p. 24
Investing in the Fund                                           p. 25
Selling Shares                                                  p. 27
Pay-out Plans                                                   p. 27
Taxes                                                           p. 28
Agreements                                                      p. 29
Organizational Information                                      p. 33
Board Members and Officers                                      p. 37
Principal Holders of Securities                                 p. 39
Independent Auditors                                            p. 40
Appendix: Description of Ratings                                p. 40


--------------------------------------------------------------------------------
2   --   AXP PARTNERS INTERNATIONAL SERIES, INC. --
                                            AXP PARTNERS INTERNATIONAL CORE FUND

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]   A higher rate of return typically involves a higher risk of loss.

[X]   Past performance is not a reliable indicator of future performance.

[X]   ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING
Develop a Financial Plan
Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging
An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging
Regular                     Market price         Shares
investment                   of a share         acquired

  $100                           $ 6.00             16.7
   100                             4.00             25.0
   100                             4.00             25.0
   100                             6.00             16.7
   100                             5.00             20.0
   ---                             ----             ----
  $500                           $25.00            103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)

The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify
Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment
Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Fundamental Investment Policies
Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others) except to the extent that, under securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o    Borrow  money in an amount  exceeding  one-third of the market value of its
     total  assets   (including   borrowings)  less   liabilities   (other  than
     borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Investment Strategies and Types of Investments
This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments          Allowable for the Fund?
Agency and Government Securities                                  yes
Borrowing                                                         yes
Cash/Money Market Instruments                                     yes
Collateralized Bond Obligations                                    no
Commercial Paper                                                  yes
Common Stock                                                      yes
Convertible Securities                                            yes
Corporate Bonds                                                   yes
Debt Obligations                                                  yes
Depositary Receipts                                               yes
Derivative Instruments                                            yes
Foreign Currency Transactions                                     yes
Foreign Securities                                                yes
High-Yield (High-Risk) Securities (Junk Bonds)*                    no
Illiquid and Restricted Securities                                yes
Indexed Securities                                                yes
Inverse Floaters                                                   no
Investment Companies                                              yes
Lending of Portfolio Securities                                   yes
Loan Participations                                               yes
Mortgage- and Asset-Backed Securities                             yes
Mortgage Dollar Rolls                                              no
Municipal Obligations                                             yes
Preferred Stock                                                   yes
Real Estate Investment Trusts                                     yes
Repurchase Agreements                                             yes
Reverse Repurchase Agreements                                     yes
Short Sales                                                        no
Sovereign Debt                                                    yes
Structured Products                                               yes

Swaps                                                              no

Variable- or Floating-Rate Securities                             yes
Warrants                                                          yes
When-Issued Securities                                            yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities              yes

* The Fund may hold bonds that are downgraded to junk status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
5   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk
The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

--------------------------------------------------------------------------------
6   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

--------------------------------------------------------------------------------
7   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing
The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

--------------------------------------------------------------------------------
8   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

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9   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

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10   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

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11   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforceability of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions
Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors.

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12   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

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13   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

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14   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)
High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded

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15   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
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

as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings.
(See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

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16   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
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

Inverse Floaters
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies
The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

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

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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18   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
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

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

--------------------------------------------------------------------------------
19   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products
Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.


Swap Agreements
Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predeten-nined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


--------------------------------------------------------------------------------
20   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.


Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
21   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Security Transactions
Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

--------------------------------------------------------------------------------
22   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $16,699 for fiscal period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002. Substantially all firms through whom transactions were executed provide research services.

In fiscal period 2002, transactions amounting to $10,607,969, on which $11,945 in commissions were imputed or paid, were specifically directed to firms in exchange for research activities.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 2% in the most recent fiscal period.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the most recent fiscal period.

Performance Information
The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = ending  redeemable value of a hypothetical  $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                     ERV - P
                     -------
                        P

where:                  P = a hypothetical initial payment of $1,000
                      ERV = ending  redeemable value of a hypothetical  $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World,

--------------------------------------------------------------------------------
23   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.


Valuing Fund Shares
As of the end of the most recent  fiscal  period,  the  computation  looked like this:
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                 $22,515,030        divided by              4,326,596           equals               $5.20
Class B                     664,940                                  127,964                                 5.20
Class C                      38,470                                    7,401                                 5.20
Class Y                      15,707                                    3,018                                 5.20


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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24   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                       -- AXP PARTNERS INTERNATIONAL CORE FUND

Investing in the Fund

SALES CHARGE
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined by dividing the NAV of one share, $5.20, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $5.52. The sales charge is paid to the Distributor by the person buying the shares.


Class A --  Calculation  of the Sales Charge

Sales  charges are  determined  as follows:
                                      Sales charge as a percentage of:
Total market value         Public offering price           Net amount invested
Up to $49,999                      5.75%                          6.10%
$50,000-$99,999                    4.75                           4.99
$100,000-$249,999                  3.75                           3.90
$250,000-$499,999                  2.50                           2.56
$500,000-$999,999                  2.00*                          2.04*
$1,000,000 or more                 0.00                           0.00

* The sales charge will be waived until Dec. 31, 2002.

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 591/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                        Number of participants
Total plan assets                    1-99                100 or more
Less than $1 million                  4%                       0%
$1 million or more                    0%                       0%

Class A -- Reducing the Sales Charge
The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.75% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.

Class A -- Letter of Intent (LOI)
If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds other than Class A; purchases in American Express funds held within a wrap product; and purchases of

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25   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                       -- AXP PARTNERS INTERNATIONAL CORE FUND

AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.

Class Y Shares
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS
After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS
Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS
The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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26   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Selling Shares
You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans
You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

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27   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Taxes
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example
You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5.75% ($115) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

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28   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)        Annual rate at each asset level
First $0.25                         0.970%
Next   0.25                         0.945
Next   0.25                         0.920
Next   0.25                         0.895
Next   1.00                         0.870
Over   2.00                         0.845


On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to 0.970% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. AEFC has agreed to certain fee waivers and expense reimbursements as discussed in the Fund's prospectus.


Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Funds Index (Index). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
Difference        Adjustment Rate
0.00%-0.50%       0
0.50%-1.00%       6 basis points times the performance difference over 0.50% (maximum of 3 basis points if a 1%
                  performance difference)
1.00%-2.00%       3 basis points, plus 3 basis points times the performance difference over 1.00% (maximum 6 basis points if a 2% performance difference)
2.00%-4.00%       6 basis points, plus 2 basis points times the performance difference over 2.00% (maximum 10 basis points if a 4% performance difference)
4.00%-6.00%       10 basis points, plus 1 basis point times the performance difference over 4.00% (maximum 12 basis points if a 6% performance difference)
6.00% or more     12 basis points

For example,  if the  performance  difference is 2.38%,  the adjustment  rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00120 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.



--------------------------------------------------------------------------------
29   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

The first adjustment will be made on May 1, 2003 and will cover the six-month period beginning November 1, 2002. The comparison period will increase by one month each month until it reaches 12 months. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


The management fee is paid monthly. Under the agreement, the total amount paid was $15,692 for fiscal period 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadivsory expenses, net of earnings credits and expenses reimbursed by AEFC, paid by the Fund was $6,693 for fiscal period 2002.


Basis for board approving the investment advisory contract


The independent board members determined to approve the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:


o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o  consistent effort to provide a management  structure that imposes disciplines
   that  ensure   adherence  to  stated   management  style  and  expected  risk
   characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.

Subadvisory Agreements
The assets of the Fund are managed by two subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the subadvisers for the Fund to the board based upon its assessment of the skills of the subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating subadvisers, and AEFC does not expect to make frequent changes of subadvisers.

AEFC allocates the assets of the Fund among the subadvisers. Each subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restriction. Generally, the services that the subadvisers provide to the Fund are limited to asset management and related recordkeeping services.


AEFC enters into an advisory agreement with each subadviser known as a Subadvisory Agreement. Subadvisers may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


--------------------------------------------------------------------------------
30   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Under the terms of the Subadvisory Agreement, AEFC has agreed to pay each of the subadvisers, Boston Company and Putnam, an annual fee calculated daily and paid monthly, as compensation for their services. The annual rates, paid to the subadvisers, based on a percentage of the average daily net assets in their respective subportfolios of the Fund are as follows:

Boston Company
Average Daily Net Assets          Rate
$0-150 million                   50 bp
$150-500 million                 40 bp
over $500 million                35 bp

Putnam
Average Daily Net Assets          Rate
$0-150 million                   65 bp
$150-300 million                 55 bp
over 300 million                 45 bp

The subadvisers to the Fund are set forth below. The information has been supplied by the respective subadviser.

Subadvisers
The Boston Company Asset Management, LLC (Boston Company), located at One Boston Place, Boston, Massachusetts, subadvises the Fund's assets. Boston Company, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Boston Company is a subsidiary of Mellon Financial Corporation, a global financial services company with headquarters in Pittsburgh, Pennsylvania, and an affiliate of The Dreyfus Corporation, whose headquarters are in New York, New York.

Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts, subadvises the Fund's assets. Putnam, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Putnam is an indirect wholly owned subsidiary of Putnam Investments Trust, which other than a minority ownership by senior management of Putnam, is owned by Marsh & McLennan Companies.

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)        Annual rate at each asset level
First $0.25                         0.080%
Next   0.25                         0.075
Next   0.25                         0.070
Next   0.25                         0.065
Next   1.00                         0.060
Over   2.00                         0.055


On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $1,294 for fiscal period 2002.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

--------------------------------------------------------------------------------
31   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

TRANSFER AGENCY AGREEMENT
The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19 per year, for Class B is $20 per year, for Class C is $19.50 per year and for Class Y is $17 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT
American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $6,055 for fiscal period 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was ($101,076).


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT
With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION
For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal period, the Fund paid fees of $3,994 for Class A shares, $178 for Class B shares and $13 for Class C shares.The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


--------------------------------------------------------------------------------
32   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

CUSTODIAN AGREEMENT
The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information
The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES
The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $64 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $194 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,000 financial advisors.


--------------------------------------------------------------------------------
33   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                         Date of            Form of      State of       Fiscal
Fund                                                  organization       organization  organization    year end    Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86     Business Trust(2)      MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No
AXP(R) Dimensions Series, Inc.(4)                  2/20/68, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes
AXP(R) Discovery Series, Inc.(4)                   4/29/81, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Discovery Fund                                                                                                Yes
AXP(R) Equity Series, Inc.(4)                      3/18/57, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Equity Select Fund                                                                                            Yes
AXP(R) Fixed Income Series, Inc.(4)                6/27/74, 6/31/86(1)     Corporation      NV/MN         8/31
   AXP(R) Bond Fund                                                                                                     Yes
AXP(R) Global Series, Inc.                                 10/28/88        Corporation         MN        10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Growth Fund                                                                                            Yes
   AXP(R) Global Technology Fund(3)                                                                                      No
AXP(R) Government Income Series, Inc.(4)                    3/12/85        Corporation         MN         5/31
   AXP(R) Federal Income Fund                                                                                           Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes
AXP(R) Growth Series, Inc.                         5/21/70, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes
AXP(R) High Yield Income Series, Inc.(4)                    8/17/83        Corporation         MN         5/31
   AXP(R) Extra Income Fund                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.(4)      12/21/78, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes
AXP(R) Income Series, Inc.(4)                      2/10/45, 6/13/86(1)     Corporation      NV/MN         5/31
   AXP(R) Selective Fund                                                                                                Yes
AXP(R) International Series, Inc.(4)                        7/18/84        Corporation         MN        10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes
AXP(R) Investment Series, Inc.                     1/18/40, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes
AXP(R) Managed Series, Inc.                                 10/9/84        Corporation         MN         9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes

--------------------------------------------------------------------------------
34   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                         Date of             Form of      State of       Fiscal
Fund                                                  organization        organization  organization    year end    Diversified
AXP(R) Market Advantage Series, Inc.                        8/25/89        Corporation         MN         1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes
AXP(R) Money Market Series, Inc.                   8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes
AXP(R) Partners Series, Inc.                                3/20/01        Corporation         MN         5/31
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes
AXP(R) Partners International Series, Inc.                   5/9/01        Corporation         MN        10/31
   AXP(R) Partners International
   Aggressive Growth Fund                                                                                               Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                           Yes
   AXP(R) Partners International Small Cap
   Fund                                                                                                                 Yes
AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Progressive Fund                                                                                              Yes
AXP(R) Sector Series, Inc.(3),(4)                           3/25/88        Corporation         MN         6/30
   AXP(R) Utilities Fund                                                                                                Yes
AXP(R) Selected Series, Inc.(4)                             10/5/84        Corporation         MN         3/31
   AXP(R) Precious Metals Fund                                                                                           No
AXP(R) Special Tax-Exempt Series Trust                       4/7/86     Business Trust(2)      MA         6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No
AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Stock Fund                                                                                                    Yes
AXP(R) Strategy Series, Inc.                                1/24/84        Corporation         MN         3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


--------------------------------------------------------------------------------
35   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                    Date of              Form of      State of      Fiscal
Fund                                             organization         organization  organization   year end    Diversified
AXP(R) Tax-Exempt Series, Inc.                 9/30/76, 6/13/86(1)    Corporation      NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                             Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                     Yes
AXP(R) Tax-Free Money Series, Inc.(4)          2/29/80, 6/13/86(1)    Corporation      NV/MN        12/31
   AXP(R) Tax-Free Money Fund                                                                                      Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.


(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


--------------------------------------------------------------------------------
36   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Arne H. Carlson                 Board member      Chair, Board Services                                        Joint Audit,
901 S. Marquette Ave.           since 1999        Corporation (provides                                        Contracts,
Minneapolis, MN 55402                             administrative services to                                   Executive,
Born in 1934                                      boards). Former Governor of                                  Investment
                                                  Minnesota                                                    Review, Board
                                                                                                               Effectiveness
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Philip J. Carroll, Jr.          Board member      Retired Chairman and CEO,      Boise Cascade Corporation
901 S. Marquette Ave.           since 2002        Fluor Corporation              (forest products), Scottish
Minneapolis, MN 55402                             (engineering and               Power PLC, Vulcan Materials
Born in 1937                                      construction) since 1998.      Company, Inc. (construction
                                                  Former President and CEO,      materials/chemicals)
                                                  Shell Oil Company
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Livio D. DeSimone               Board member      Retired Chair of the Board     Cargill, Incorporated         Joint Audit,
30 Seventh Street East          since 2001        and Chief Executive Officer,   (commodity merchants and      Contracts
Suite 3050                                        Minnesota Mining and           processors), General Mills,
St. Paul, MN 55101-4901                           Manufacturing (3M)             Inc. (consumer foods),
Born in 1936                                                                     Vulcan Materials Company
                                                                                 (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Ira D. Hall                     Board member      Private investor; formerly     Imagistics International,     Contracts,
183 Long Close Road             since 2001        with Texaco Inc., Treasurer,   Inc. (office equipment),      Investment
Stamford, CT 06902                                1999-2001 and General          Reynolds & Reynolds Company   Review
Born in 1944                                      Manager, Alliance Management   (information services),
                                                  Operations, 1998-1999. Prior   TECO Energy, Inc. (energy
                                                  to that, Director,             holding company), The
                                                  International Operations IBM   Williams Companies, Inc.
                                                  Corp.                          (energy distribution
                                                                                 company)
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Heinz F. Hutter*                Board member      Retired President and Chief                                  Board
P.O. Box 2187                   since 1994        Operating Officer, Cargill,                                  Effectiveness,
Minneapolis, MN 55402                             Incorporated (commodity                                      Executive,
Born in 1929                                      merchants and processors)                                    Investment
                                                                                                               Review
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Anne P. Jones                   Board member      Attorney and Consultant        Motorola, Inc. (electronics)  Joint Audit,
5716 Bent Branch Rd.            since 1985                                                                     Board
Bethesda, MD 20816                                                                                             Effectiveness,
Born in 1935                                                                                                   Executive
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen R. Lewis, Jr.**         Board member      Retired President and                                        Contracts,
901 S. Marquette Ave.           since 2002        Professor of Economics,                                      Investment
Minneapolis, MN 55402                             Carleton College                                             Review
Born in 1939
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan G. Quasha                  Board member      President, Quadrant            Compagnie Financiere          Joint Audit,
720 Fifth Avenue                since 2002        Management, Inc. (management   Richemont AG (luxury goods)   Investment
New York, NY 10019                                of private equities)                                         Review
Born in 1949
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan K. Simpson                 Board member      Former three-term United       Biogen, Inc.                  Joint Audit,
1201 Sunshine Ave.              since 1997        States Senator for Wyoming     (biopharmaceuticals)          Contracts
Cody, WY 82414
Born in 1931
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alison Taunton-Rigby            Board member      President, Forester Biotech    Synaptic Pharmaceuticals
8 Farrar Road                   since 2002        since 2000. Former President   Corporation
Lincoln, MA 01773                                 and CEO, Aquila
Born in 1944                                      Biopharmaceuticals, Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

  * Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
37   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Board Members Affiliated with AEFC***

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Barbara H. Fraser               Board member      Executive Vice President -
1546 AXP Financial Center       since 2002        AEFA Products and Corporate
Minneapolis, MN 55474                             Marketing of AEFC since
Born in 1949                                      2002. President - Travelers
                                                  Check Group, American
                                                  Express Company, 2001-2002.
                                                  Management Consultant,
                                                  Reuters, 2000-2001. Managing
                                                  Director - International
                                                  Investments, Citibank
                                                  Global, 1999-2000. Chairman
                                                  and CEO, Citicorp Investment
                                                  Services and Citigroup
                                                  Insurance Group, U.S.,
                                                  1998-1999. Head of Marketing
                                                  and Strategic Planning -
                                                  Investment Products and
                                                  Distribution, Citibank
                                                  Global, 1995-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen W. Roszell              Board member      Senior Vice President -
50238 AXP Financial Center      since 2002;       Institutional Group of AEFC
Minneapolis, MN 55474           Vice President
Born in 1949                    since 2002
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
William F. Truscott             Board member      Senior Vice President -
53600 AXP Financial Center      since 2001,       Chief Investment Officer of
Minneapolis, MN 55474           Vice President    AEFC since 2001. Former
Born in 1960                    since 2002        Chief Investment Officer and
                                                  Managing Director, Zurich
                                                  Scudder Investments
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held     Principal occupation during    Other directorships           Committee
                                with Fund and     past five years                                              memberships
                                length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Jeffrey P. Fox                  Treasurer since   Vice President - Investment
50005 AXP Financial Center      2002              Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Born in 1955                                      Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Paula R. Meyer                  President since   Senior Vice President and
596 AXP Financial Center        2002              General Manager - Mutual
Minneapolis, MN 55474                             Funds, AEFC, since 2002;
Born in 1954                                      Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC, 1998-2000;
                                                  President - Piper Capital
                                                  Management 1997-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Leslie L. Ogg                   Vice President,   President of Board Services
901 S. Marquette Ave.           General           Corporation
Minneapolis, MN 55402           Counsel, and
Born in 1938                    Secretary since
                                1978
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------


--------------------------------------------------------------------------------
38   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive  Committee -- Acts for the board  between  meetings of the board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process.


BOARD MEMBERS' HOLDINGS
The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001
Based on net asset values as of Dec. 31, 2001
                                                   Aggregate dollar range of
                             Dollar range of       equity securities of all
                            equity securities       American Express Funds
                               in the Fund         overseen by Board Member
                                  Range                      Range
Arne H. Carlson                   none                 $50,001-$100,000
Livio D. DeSimone                 none                   over $100,000
Ira D. Hall                       none                   over $100,000
Heinz F. Hutter                   none                   over $100,000
Anne P. Jones                     none                   over $100,000
Alan K. Simpson                   none                   over $100,000

COMPENSATION FOR BOARD MEMBERS
The Fund pays no fees or expenses to board members until the assets of the Fund reach $20 million.


No board compensation was paid.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities
As of 30 days prior to the date of this SAI, AEFC, Minneapolis, MN held 81.83% of Class A shares, AEFC, Minneapolis, MN held 8.37% of Class C shares, Robert S. L'Heureux, Seattle, WA held 12.31% of Class C shares, and Roger C. Schiess, Mayville, WI held 6.48% of Class C shares.


--------------------------------------------------------------------------------
39   --   AXP PARTNERS INTERNATIONAL SERIES, INC.

Independent Auditors
The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

Appendix

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

--------------------------------------------------------------------------------
40   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings
Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS
Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity  for  timely   payment  on  issues  with  this   designation   is
     satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of
     changes   in   circumstances   than   obligations   carrying   the  higher
     designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
41   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2  Satisfactory   capacity  to  pay  principal   and   interest,   with  some
      vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or  supporting  institutions)  have a strong  ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's
Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

--------------------------------------------------------------------------------
42   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                        -- AXP PARTNERS INTERNATIONAL CORE FUND

S-6259-20 C (12/02)

                    AXP(R) PARTNERS INTERNATIONAL SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          AXP(R) PARTNERS INTERNATIONAL

                          SELECT VALUE FUND (the Fund)

\
                                  DEC. 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                    p.  3

Fundamental Investment Policies                                          p.  4

Investment Strategies and Types of Investments                           p.  5

Information Regarding Risks and Investment Strategies                    p.  6

Security Transactions                                                    p.  22


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                                p.  23

Performance Information                                                  p.  24

Valuing Fund Shares                                                      p.  25

Investing in the Fund                                                    p.  26

Selling Shares                                                           p.  28

Pay-out Plans                                                            p.  28

Capital Loss Carryover                                                   p.  29

Taxes                                                                    p.  29

Agreements                                                               p.  30

Organizational Information                                               p.  34

Board Members and Officers                                               p.  38

Independent Auditors                                                     p.  41

Appendix: Description of Ratings                                         p.  42


--------------------------------------------------------------------------------
2 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
     SELECT VALUE FUND

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]    A higher rate of return typically involves a higher risk of loss.

[X]    Past performance is not a reliable indicator of future performance.

[X]    ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.


OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING


Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular            Market price         Shares
investment          of a share         acquired
 $100                $ 6.00              16.7
  100                  4.00              25.0
  100                  4.00              25.0
  100                  6.00              16.7
  100                  5.00              20.0
 $500                $25.00             103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)

The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
     SELECT VALUE FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others) except to the extent that, under securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments           Allowable for the Fund?

Agency and Government Securities                                    yes
Borrowing                                                           yes
Cash/Money Market Instruments                                       yes
Collateralized Bond Obligations                                      no
Commercial Paper                                                    yes
Common Stock                                                        yes
Convertible Securities                                              yes
Corporate Bonds                                                     yes
Debt Obligations                                                    yes
Depositary Receipts                                                 yes
Derivative Instruments                                              yes
Foreign Currency Transactions                                       yes
Foreign Securities                                                  yes

High-Yield (High-Risk) Securities (Junk Bonds)*                      no

Illiquid and Restricted Securities                                  yes
Indexed Securities                                                  yes
Inverse Floaters                                                     no
Investment Companies                                                yes
Lending of Portfolio Securities                                     yes
Loan Participations                                                 yes
Mortgage- and Asset-Backed Securities                               yes
Mortgage Dollar Rolls                                                no
Municipal Obligations                                               yes
Preferred Stock                                                     yes
Real Estate Investment Trusts                                       yes
Repurchase Agreements                                               yes
Reverse Repurchase Agreements                                       yes
Short Sales                                                          no
Sovereign Debt                                                      yes
Structured Products                                                 yes
Swaps                                                               yes
Variable- or Floating-Rate Securities                               yes
Warrants                                                            yes
When-Issued Securities                                              yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


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The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk

The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

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Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


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INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.


Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds


Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing


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11 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

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The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

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The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

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Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

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18 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

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19 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

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Swaps Agreements


Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest-rate or foreign currency swaps and purchase and sell interest-rate caps and floors. No Fund will use swaps to leverage the Fund. A Fund will maintain in a segregated account with the Fund's custodian an amount having an aggregate net asset value at least equal to the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap. The Fund may enter into these transactions for a variety of reasons. The Fund may attempt to exploit mispricings in the bond or currency markets or to preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter these transactions as a duration management technique or to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date.

Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of fixed-rate payments for floating-rate payments. Such an exchange would allow the Fund to alter its exposure to interest-rate market risk without changing the composition of the Fund. The purchase of an interest-rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent that the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. Currency swaps are similar to interest-rate swaps, except that they involve currencies instead of interest rates. The Fund will enter interest-rate swaps only on a net basis (that is, the two payment streams are netted out) with the Fund receiving or paying, as the case may be, only the net amount of the two payments.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.


Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

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21 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

Security Transactions


Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.


The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

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22 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.


On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $399,835 for fiscal year ended Oct. 31, 2002, and $20,619 for fiscal period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2002, transactions amounting to $282,482,577, on which $0 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 13% in the most recent fiscal year, and 0% in the period before.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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23 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:   P   =    a hypothetical initial payment of $1,000

         T   =    average annual total return

         n   =    number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                   -----------
                                        P

where:   P   =    a hypothetical initial payment of $1,000

         ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

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24 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


          Net assets          Shares outstanding    Net asset value of one share
Class A  $162,984,428 divided by   34,315,033   equals           $4.75
Class B    76,694,268              16,269,261                     4.71
Class C     3,420,142                 725,990                     4.71
Class Y        38,021                   7,990                     4.76


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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25 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $4.75, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $5.04. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                  Sales charge as a percentage of:
Total market value         Public offering price     Net amount invested
Up to $49,999                         5.75%                    6.10%
$50,000-$99,999                       4.75                     4.99
$100,000-$249,999                     3.75                     3.90
$250,000-$499,999                     2.50                     2.56
$500,000-$999,999                     2.00*                    2.04*
$1,000,000 or more                    0.00                     0.00

* The sales charge will be waived until Dec. 31, 2002.

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 591/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                          Number of participants
Total plan assets                     1-99                   100 or more
Less than $1 million                   4%                        0%
$1 million or more                     0%                        0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.75% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed


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26 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o  at least $10 million in plan assets or

         o  500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o  at least $3 million invested in American Express mutual funds or

         o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.


o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.


o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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27 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

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28 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $2,596,077 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2010.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.


For example


You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5.75% ($115) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.


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29 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.


For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.


If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)               Annual rate at each asset level
First    $ .25                              .900%
Next       .25                              .875
Next       .25                              .850
Next       .25                              .825
Next      1.00                              .800
Over      2.00                              .775


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.900% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.



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30 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Funds Index (Index). The performance difference is then used to determine the adjustment rate. Beginning on Dec. 1, 2002, the adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
Difference        Adjustment Rate
----------------- --------------------------------------------------------------
0.00%-0.50%       0
----------------- --------------------------------------------------------------
0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)
----------------- --------------------------------------------------------------
1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2%
                  performance difference)
----------------- --------------------------------------------------------------
2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4%
                  performance difference)
----------------- --------------------------------------------------------------
4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6%
                  performance difference)
----------------- --------------------------------------------------------------
6.00% or more     12 basis points
----------------- --------------------------------------------------------------

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00120 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.

For a period of six months beginning Dec. 1, 2002, the adjustment will be calculated based on the lesser of the amount due under the new adjustment or under the adjustment used prior to Dec. 1, 2002. Prior to Dec. 1, 2002, the adjustment, determined monthly, was calculated using the percentage point difference between the change in the net asset value of one Class A share of the Fund and the change in the Index. One percentage point was subtracted from the calculation to help assure that incentive adjustments were attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number was multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment decreased the fee by $90 for fiscal year 2002.

The management fee is paid monthly. Under the agreement, the total amount paid was $1,253,447 for fiscal year 2002, and $9,434 for fiscal period 2001.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $145,369 for fiscal year 2002, and $2,990 for fiscal period 2001.


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31 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.


Subadvisory Agreement

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadviser.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restriction. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.


AEFC enters into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

Subadviser


Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:


Assets (billions)                      Annual rate at each asset level
First    $0.25                                      0.080%
Next      0.25                                      0.075
Next      0.25                                      0.070
Next      0.25                                      0.065
Next      1.00                                      0.060
Over      2.00                                      0.055

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $111,179 for fiscal year 2002, and $838 for fiscal period 2001.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee
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32 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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

neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19 per year, for Class B is $20 per year, for Class C is $19.50 per year and for Class Y is $17 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,073,538 for fiscal year 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was $48,581. The amounts were $43,459 and $7,396 for fiscal period 2001.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT


With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.


PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $241,544 for Class A shares, $409,628 for Class B shares and $16,704 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


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33 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS


As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.


DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $64 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $194 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,000 financial advisors.


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34 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                         Date of            Form of      State of       Fiscal
Fund                                                  organization       organization  organization    year end    Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86     Business Trust(2)      MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No
AXP(R) Dimensions Series, Inc.(4)                  2/20/68, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes
AXP(R) Discovery Series, Inc.(4)                   4/29/81, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Discovery Fund                                                                                                Yes
AXP(R) Equity Series, Inc.(4)                      3/18/57, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Equity Select Fund                                                                                            Yes
AXP(R) Fixed Income Series, Inc.(4)                6/27/74, 6/31/86(1)     Corporation      NV/MN         8/31
   AXP(R) Bond Fund                                                                                                     Yes
AXP(R) Global Series, Inc.                                 10/28/88        Corporation         MN        10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Growth Fund                                                                                            Yes
   AXP(R) Global Technology Fund(3)                                                                                      No
AXP(R) Government Income Series, Inc.(4)                    3/12/85        Corporation         MN         5/31
   AXP(R) Federal Income Fund                                                                                           Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes
AXP(R) Growth Series, Inc.                         5/21/70, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes
AXP(R) High Yield Income Series, Inc.(4)                    8/17/83        Corporation         MN         5/31
   AXP(R) Extra Income Fund                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.(4)      12/21/78, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes
AXP(R) Income Series, Inc.(4)                      2/10/45, 6/13/86(1)     Corporation      NV/MN         5/31
   AXP(R) Selective Fund                                                                                                Yes
AXP(R) International Series, Inc.(4)                        7/18/84        Corporation         MN        10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes
AXP(R) Investment Series, Inc.                     1/18/40, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes
AXP(R) Managed Series, Inc.                                 10/9/84        Corporation         MN         9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


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35 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                         Date of             Form of      State of       Fiscal
Fund                                                  organization        organization  organization    year end    Diversified
AXP(R) Market Advantage Series, Inc.                        8/25/89        Corporation         MN         1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes
AXP(R) Money Market Series, Inc.                   8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes
AXP(R) Partners Series, Inc.                                3/20/01        Corporation         MN         5/31
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes
AXP(R) Partners International Series, Inc.                   5/9/01        Corporation         MN        10/31
   AXP(R) Partners International
   Aggressive Growth Fund                                                                                               Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                           Yes
   AXP(R) Partners International Small Cap
   Fund                                                                                                                 Yes
AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Progressive Fund                                                                                              Yes
AXP(R) Sector Series, Inc.(3),(4)                           3/25/88        Corporation         MN         6/30
   AXP(R) Utilities Fund                                                                                                Yes
AXP(R) Selected Series, Inc.(4)                             10/5/84        Corporation         MN         3/31
   AXP(R) Precious Metals Fund                                                                                           No
AXP(R) Special Tax-Exempt Series Trust                       4/7/86     Business Trust(2)      MA         6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No
AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Stock Fund                                                                                                    Yes
AXP(R) Strategy Series, Inc.                                1/24/84        Corporation         MN         3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


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36 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                    Date of              Form of      State of      Fiscal
Fund                                             organization         organization  organization   year end    Diversified
AXP(R) Tax-Exempt Series, Inc.                 9/30/76, 6/13/86(1)    Corporation      NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                             Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                     Yes
AXP(R) Tax-Free Money Series, Inc.(4)          2/29/80, 6/13/86(1)    Corporation      NV/MN        12/31
   AXP(R) Tax-Free Money Fund                                                                                      Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


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37 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Arne H. Carlson                 Board member      Chair, Board Services                                        Joint Audit,
901 S. Marquette Ave.           since 1999        Corporation (provides                                        Contracts,
Minneapolis, MN 55402                             administrative services to                                   Executive,
Born in 1934                                      boards). Former Governor of                                  Investment
                                                  Minnesota                                                    Review, Board
                                                                                                               Effectiveness
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Philip J. Carroll, Jr.          Board member      Retired Chairman and CEO,      Boise Cascade Corporation
901 S. Marquette Ave.           since 2002        Fluor Corporation              (forest products), Scottish
Minneapolis, MN 55402                             (engineering and               Power PLC, Vulcan Materials
Born in 1937                                      construction) since 1998.      Company, Inc. (construction
                                                  Former President and CEO,      materials/chemicals)
                                                  Shell Oil Company
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Livio D. DeSimone               Board member      Retired Chair of the Board     Cargill, Incorporated         Joint Audit,
30 Seventh Street East          since 2001        and Chief Executive Officer,   (commodity merchants and      Contracts
Suite 3050                                        Minnesota Mining and           processors), General Mills,
St. Paul, MN 55101-4901                           Manufacturing (3M)             Inc. (consumer foods),
Born in 1936                                                                     Vulcan Materials Company
                                                                                 (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Ira D. Hall                     Board member      Private investor; formerly     Imagistics International,     Contracts,
183 Long Close Road             since 2001        with Texaco Inc., Treasurer,   Inc. (office equipment),      Investment
Stamford, CT 06902                                1999-2001 and General          Reynolds & Reynolds Company   Review
Born in 1944                                      Manager, Alliance Management   (information services),
                                                  Operations, 1998-1999. Prior   TECO Energy, Inc. (energy
                                                  to that, Director,             holding company), The
                                                  International Operations IBM   Williams Companies, Inc.
                                                  Corp.                          (energy distribution
                                                                                 company)
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Heinz F. Hutter*                Board member      Retired President and Chief                                  Board
P.O. Box 2187                   since 1994        Operating Officer, Cargill,                                  Effectiveness,
Minneapolis, MN 55402                             Incorporated (commodity                                      Executive,
Born in 1929                                      merchants and processors)                                    Investment
                                                                                                               Review
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Anne P. Jones                   Board member      Attorney and Consultant        Motorola, Inc. (electronics)  Joint Audit,
5716 Bent Branch Rd.            since 1985                                                                     Board
Bethesda, MD 20816                                                                                             Effectiveness,
Born in 1935                                                                                                   Executive
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen R. Lewis, Jr.**         Board member      Retired President and                                        Contracts,
901 S. Marquette Ave.           since 2002        Professor of Economics,                                      Investment
Minneapolis, MN 55402                             Carleton College                                             Review
Born in 1939
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan G. Quasha                  Board member      President, Quadrant            Compagnie Financiere          Joint Audit,
720 Fifth Avenue                since 2002        Management, Inc. (management   Richemont AG (luxury goods)   Investment
New York, NY 10019                                of private equities)                                         Review
Born in 1949
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan K. Simpson                 Board member      Former three-term United       Biogen, Inc.                  Joint Audit,
1201 Sunshine Ave.              since 1997        States Senator for Wyoming     (biopharmaceuticals)          Contracts
Cody, WY 82414
Born in 1931
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alison Taunton-Rigby            Board member      President, Forester Biotech    Synaptic Pharmaceuticals
8 Farrar Road                   since 2002        since 2000. Former President   Corporation
Lincoln, MA 01773                                 and CEO, Aquila
Born in 1944                                      Biopharmaceuticals, Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

  * Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.


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38 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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


Board Members Affiliated with AEFC***

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Barbara H. Fraser               Board member      Executive Vice President -
1546 AXP Financial Center       since 2002        AEFA Products and Corporate
Minneapolis, MN 55474                             Marketing of AEFC since
Born in 1949                                      2002. President - Travelers
                                                  Check Group, American
                                                  Express Company, 2001-2002.
                                                  Management Consultant,
                                                  Reuters, 2000-2001. Managing
                                                  Director - International
                                                  Investments, Citibank
                                                  Global, 1999-2000. Chairman
                                                  and CEO, Citicorp Investment
                                                  Services and Citigroup
                                                  Insurance Group, U.S.,
                                                  1998-1999. Head of Marketing
                                                  and Strategic Planning -
                                                  Investment Products and
                                                  Distribution, Citibank
                                                  Global, 1995-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen W. Roszell              Board member      Senior Vice President -
50238 AXP Financial Center      since 2002;       Institutional Group of AEFC
Minneapolis, MN 55474           Vice President
Born in 1949                    since 2002
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
William F. Truscott             Board member      Senior Vice President -
53600 AXP Financial Center      since 2001,       Chief Investment Officer of
Minneapolis, MN 55474           Vice President    AEFC since 2001. Former
Born in 1960                    since 2002        Chief Investment Officer and
                                                  Managing Director, Zurich
                                                  Scudder Investments
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held     Principal occupation during    Other directorships           Committee
                                with Fund and     past five years                                              memberships
                                length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Jeffrey P. Fox                  Treasurer since   Vice President - Investment
50005 AXP Financial Center      2002              Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Born in 1955                                      Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Paula R. Meyer                  President since   Senior Vice President and
596 AXP Financial Center        2002              General Manager - Mutual
Minneapolis, MN 55474                             Funds, AEFC, since 2002;
Born in 1954                                      Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC, 1998-2000;
                                                  President - Piper Capital
                                                  Management 1997-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Leslie L. Ogg                   Vice President,   President of Board Services
901 S. Marquette Ave.           General           Corporation
Minneapolis, MN 55402           Counsel, and
Born in 1938                    Secretary since
                                1978
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------


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39 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
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

Responsibilities of board with respect to Fund's management


The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.


Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held two meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held three meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held three meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001

Based on net asset values as of Dec. 31, 2001
                                                    Aggregate dollar range of
                        Dollar range of             equity securities of all
                       equity securities             American Express Funds
                          in the Fund               overseen by Board Member
                             Range                            Range
Arne H. Carlson              none                       $50,001-$100,000
Livio D. DeSimone            none                         over $100,000
Ira D. Hall                  none                         over $100,000
Heinz F. Hutter              none                         over $100,000
Anne P. Jones                none                         over $100,000
Alan K. Simpson              none                         over $100,000


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40 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

COMPENSATION FOR BOARD MEMBERS

During the most recent fiscal year, the independent members of the Fund board, for attending up to 29 meetings, received the following compensation:

Compensation Table
                                                Total cash compensation from
                            Aggregate            American Express Funds and
Board member*      compensation from the Fund   Preferred Master Trust Group
Livio D. DeSimone         $  833                         $129,067
Ira D. Hall                  833                          129,067
Heinz F. Hutter              991                          142,917
Anne P. Jones              1,041                          147,217
Stephen R. Lewis, Jr.        633                           91,567
Alan G. Quasha               508                           69,967
Alan K. Simpson              783                          124,867

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.


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41 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


Speculative Grade


Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

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42 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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43 -- AXP PARTNERS INTERNATIONAL SERIES, INC. -- AXP PARTNERS INTERNATIONAL
      SELECT VALUE FUND

Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's

Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


                                                             S-6242-20 E (12/02)

                   AXP(R) PARTNERS INTERNATIONAL SERIES, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                  AXP(R) PARTNERS INTERNATIONAL SMALL CAP FUND
                                   (the Fund)

                                  DEC. 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents
Mutual Fund Checklist                                               p.  3
Fundamental Investment Policies                                     p.  4
Investment Strategies and Types of Investments                      p.  5
Information Regarding Risks and Investment Strategies               p.  6
Security Transactions                                               p. 22
Brokerage Commissions Paid to Brokers Affiliated
   with American Express Financial Corporation                      p. 23
Performance Information                                             p. 24
Valuing Fund Shares                                                 p. 25
Investing in the Fund                                               p. 25
Selling Shares                                                      p. 28
Pay-out Plans                                                       p. 28
Capital Loss Carry-over                                             p. 29
Taxes                                                               p. 29
Agreements                                                          p. 30
Organizational Information                                          p. 34
Board Members and Officers                                          p. 37
Principal Holders of Securities                                     p. 39
Independent Auditors                                                p. 40
Appendix: Description of Ratings                                    p. 40


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2   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                  -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]   A higher rate of return typically involves a higher risk of loss.

[X]   Past performance is not a reliable indicator of future performance.

[X]   ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING
Develop a Financial Plan
Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging
An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging
Regular                   Market price      Shares
investment                 of a share      acquired

  $100                         $ 6.00          16.7
   100                           4.00          25.0
   100                           4.00          25.0
   100                           6.00          16.7
   100                           5.00          20.0
   ---                           ----          ----
  $500                         $25.00         103.4
  ----                         ------         -----

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify
Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment
Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Fundamental Investment Policies
Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others) except to the extent that, under securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Investment Strategies and Types of Investments
This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments         Allowable for the Fund?
Agency and Government Securities                                 yes
Borrowing                                                        yes
Cash/Money Market Instruments                                    yes
Collateralized Bond Obligations                                   no
Commercial Paper                                                 yes
Common Stock                                                     yes
Convertible Securities                                           yes
Corporate Bonds                                                  yes
Debt Obligations                                                 yes
Depositary Receipts                                              yes
Derivative Instruments                                           yes
Foreign Currency Transactions                                    yes
Foreign Securities                                               yes
High-Yield (High-Risk) Securities (Junk Bonds)                   no*
Illiquid and Restricted Securities                               yes
Indexed Securities                                               yes
Inverse Floaters                                                  no
Investment Companies                                             yes
Lending of Portfolio Securities                                  yes
Loan Participations                                              yes
Mortgage- and Asset-Backed Securities                            yes
Mortgage Dollar Rolls                                             no
Municipal Obligations                                            yes
Preferred Stock                                                  yes
Real Estate Investment Trusts                                    yes
Repurchase Agreements                                            yes
Reverse Repurchase Agreements                                    yes
Short Sales                                                       no
Sovereign Debt                                                   yes
Structured Products                                              yes
Swaps                                                             no
Variable- or Floating-Rate Securities                            yes
Warrants                                                         yes
When-Issued Securities                                           yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities             yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


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5   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of non-U.S. small companies, including emerging markets. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk
The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

--------------------------------------------------------------------------------
6   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing
The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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8   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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9   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract

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10   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND
to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

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11   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

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12   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Foreign Currency Transactions
Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

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13   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would

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14   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND
result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

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15   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)
High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

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16   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies
The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

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Stripped mortgage-backed  securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal
payments   (including   prepayments)   on  the  underlying   mortgage  loans  or
mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these

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

obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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19   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
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

Short Sales
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products
Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.


Swap Agreements
Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predeten-nined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.


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Swap agreements may include embedded  interest rate caps, floor and collars.  In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.


Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.


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Although  one or more of the other risks  described  in this SAI may apply,  the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

Security Transactions
Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

--------------------------------------------------------------------------------
22   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $8,184 for the fiscal period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 7% in the most recent fiscal period.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the most recent fiscal period.


--------------------------------------------------------------------------------
23   --   AXP PARTNERS INTERNATIONAL SERIES, INC
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Performance Information
The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = ending  redeemable value of a hypothetical  $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                               ERV - P
                               -------
                                  P

where:                  P = a hypothetical initial payment of $1,000
                      ERV = ending  redeemable value of a hypothetical  $1,000
                            payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

--------------------------------------------------------------------------------
24   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Valuing Fund Shares
As of the end of the most recent  fiscal  period,  the  computation  looked like this:
                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                 $10,582,172        divided by              2,080,834           equals                   $5.09
Class B                     126,287                                   24,866                                     5.08
Class C                      31,774                                    6,252                                     5.08
Class Y                      20,644                                    4,058                                     5.09


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Investing in the Fund

SALES CHARGE
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $5.09, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $5.40. The sales charge is paid to the Distributor by the person buying the shares.


--------------------------------------------------------------------------------
25   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Class A -- Calculation of the Sales Charge Sales charges are determined as follows:
                                   Sales charge as a percentage of:
Total market value     Public offering price              Net amount invested
Up to $49,999                      5.75%                             6.10%
$50,000-$99,999                    4.75                              4.99
$100,000-$249,999                  3.75                              3.90
$250,000-$499,999                  2.50                              2.56
$500,000-$999,999                  2.00*                             2.04*
$1,000,000 or more                 0.00                              0.00


* The sales charge will be waived until Dec. 31, 2002.


The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 591/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                           Number of participants
Total plan assets                     1-99                    100 or more
Less than $1 million                    4%                         0%
$1 million or more                      0%                         0%

Class A -- Reducing the Sales Charge
The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.75% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.

Class A -- Letter of Intent (LOI)
If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds other than Class A; purchases in American Express funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American
Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


--------------------------------------------------------------------------------
26   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Class Y Shares
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

          o    at least $10 million in plan assets or

          o    500 or more participants; or

     o    does not use daily transfer recordkeeping and has

          o    at least $3 million invested in American Express mutual funds or

          o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS
After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS
Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS
The Fund or AECSC reserves the right to reject any business, in its sole discretion.


--------------------------------------------------------------------------------
27   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Selling Shares
You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans
You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

--------------------------------------------------------------------------------
28   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Capital Loss Carryover
For federal income tax purposes, the Fund had total capital loss carryovers of $20,761 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2010.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example
You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5.75% ($115) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.


--------------------------------------------------------------------------------
29   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay that income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)               Annual rate at each asset level
First $0.25                               1.120%
Next   0.25                               1.095
Next   0.25                               1.070
Next   0.25                               1.045
Next   1.00                               1.020
Over   2.00                               0.995


On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to 1.120% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. The management fee is paid monthly. AEFC has agreed to certain fee waivers and expense reimbursements as discussed in the Fund's prospectus.


Before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Small Cap Funds Index (Index). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:


--------------------------------------------------------------------------------
30   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Performance
Difference        Adjustment Rate
0.00%-0.50%       0
0.50%-1.00%       6 basis points times the performance difference over 0.50% (maximum of 3 basis points if a 1%
                  performance difference)
1.00%-2.00%       3 basis points, plus 3 basis points times the performance difference over 1.00% (maximum 6 basis points if a 2% performance difference)
2.00%-4.00%       6 basis points, plus 2 basis points times the performance difference over 2.00% (maximum 10 basis points if a 4% performance difference)
4.00%-6.00%       10 basis points, plus 1 basis point times the performance difference over 4.00% (maximum 12 basis points if a 6% performance difference)
6.00% or more     12 basis points

For example,  if the  performance  difference is 2.38%,  the adjustment  rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00120 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The first adjustment will be made on May 1, 2003 and will cover the six-month period beginning November 1, 2002. The comparison period will increase by one month each month until it reaches 12 months. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

The management fee is paid monthly. Under the agreement, the total amount paid was $8,611 for fiscal period 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits and expenses reimbursed by AEFC, paid by the Fund was $3,583 for fiscal period 2002.

Basis for board approving the investment advisory contract
The independent board members determined to approve the Investment Management Services Agreement and Subadvisory Agreements based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o  consistent effort to provide a management  structure that imposes disciplines
   that  ensure   adherence  to  stated   management  style  and  expected  risk
   characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.

Subadvisory Agreements


The assets of the Fund are managed by two subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the subadvisers for the Fund to the board based upon its assessment of the skills of the subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating subadvisers, and AEFC does not expect to make frequent changes of subadvisers.

AEFC allocates the assets of the Fund among the subadvisers. Each subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restriction. Generally, the services that the subadvisers provide to the Fund are limited to asset management and related recordkeeping services.


AEFC enters into an advisory agreement with each subadviser known as a Subadvisory Agreement. Subadvisers may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


--------------------------------------------------------------------------------
31   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Under the terms of the Subadvisory Agreement, AEFC has agreed to pay each of the subadvisers, Franklin Templeton and Wellington Management, an annual fee calculated daily and paid monthly, as compensation for their services. The annual rates, paid to the subadvisers, based on a percentage of the average daily net assets in their respective subportfolios of the Fund are as follows:


Franklin Templeton
Average Daily Net Assets                              Rate
$0-50 million                                         70 bp
$50-200 million                                       65 bp
$200-500 million                                      55 bp
over $500 million                                     50 bp

Wellington Management
Average Daily Net Assets                              Rate
$0-100 million                                        75 bp
$100-249 million                                      65 bp
$250 million and above                                60 bp

The subadvisers to the Fund are set forth below. The information has been supplied by the respective subadviser.

Subadvisers
Templeton Investment Counsel, LLC (Franklin Templeton), located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, subadvises the Fund's assets. Franklin Templeton, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC.

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, subadvises the Fund's assets. Wellington Management, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                          Annual rate at each asset level
First $0.25                                          0.080%
Next   0.25                                          0.075
Next   0.25                                          0.070
Next   0.25                                          0.065
Next   1.00                                          0.060
Over   2.00                                          0.055


On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $615 for fiscal period 2002.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT
The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19 per year, for Class B is $20 per year, for Class C is $19.50 per year and for Class Y is $17 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

--------------------------------------------------------------------------------
32   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

DISTRIBUTION AGREEMENT
American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,242 for fiscal period 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was ($50,779).


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT
With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION
For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal period, the Fund paid fees of $1,907 for Class A shares, $34 for Class B shares and $13 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT
The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


--------------------------------------------------------------------------------
33   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                 -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES
The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS


As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote based on your total interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.


DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $64 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $194 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,000 financial advisors.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                         Date of            Form of      State of       Fiscal
Fund                                                  organization       organization  organization    year end    Diversified
AXP(R) California Tax-Exempt Trust                           4/7/86     Business Trust(2)      MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No
AXP(R) Dimensions Series, Inc.(4)                  2/20/68, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Dimensions Fund                                                                                        Yes
   AXP(R) New Dimensions Fund                                                                                           Yes
AXP(R) Discovery Series, Inc.(4)                   4/29/81, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Discovery Fund                                                                                                Yes
AXP(R) Equity Series, Inc.(4)                      3/18/57, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Equity Select Fund                                                                                            Yes
AXP(R) Fixed Income Series, Inc.(4)                6/27/74, 6/31/86(1)     Corporation      NV/MN         8/31
   AXP(R) Bond Fund                                                                                                     Yes
AXP(R) Global Series, Inc.                                 10/28/88        Corporation         MN        10/31
   AXP(R) Emerging Markets Fund                                                                                         Yes
   AXP(R) Global Balanced Fund                                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Global Growth Fund                                                                                            Yes
   AXP(R) Global Technology Fund(3)                                                                                      No
AXP(R) Government Income Series, Inc.(4)                    3/12/85        Corporation         MN         5/31
   AXP(R) Federal Income Fund                                                                                           Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

--------------------------------------------------------------------------------
34   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                         Date of            Form of      State of       Fiscal
Fund                                                  organization       organization  organization    year end    Diversified
AXP(R) Growth Series, Inc.                         5/21/70, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Research Opportunities Fund                                                                                   Yes
AXP(R) High Yield Income Series, Inc.(4)                    8/17/83        Corporation         MN         5/31
   AXP(R) Extra Income Fund                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.(4)      12/21/78, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes
AXP(R) Income Series, Inc.(4)                      2/10/45, 6/13/86(1)     Corporation      NV/MN         5/31
   AXP(R) Selective Fund                                                                                                Yes
AXP(R) International Series, Inc.(4)                        7/18/84        Corporation         MN        10/31
   AXP(R) European Equity Fund                                                                                           No
   AXP(R) International Fund                                                                                            Yes
AXP(R) Investment Series, Inc.                     1/18/40, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes
AXP(R) Managed Series, Inc.                                 10/9/84        Corporation         MN         9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes
AXP(R) Market Advantage Series, Inc.                        8/25/89        Corporation         MN         1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes
AXP(R) Money Market Series, Inc.                   8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes
AXP(R) Partners Series, Inc.                                3/20/01        Corporation         MN         5/31
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes
AXP(R) Partners International Series, Inc.                   5/9/01        Corporation         MN        10/31
   AXP(R) Partners International
   Aggressive Growth Fund                                                                                               Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                           Yes
   AXP(R) Partners International Small Cap
   Fund                                                                                                                 Yes
AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Progressive Fund                                                                                              Yes
AXP(R) Sector Series, Inc.(3),(4)                           3/25/88        Corporation         MN         6/30
   AXP(R) Utilities Fund                                                                                                Yes


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35   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                  -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                         Date of             Form of      State of       Fiscal
Fund                                                  organization        organization  organization    year end    Diversified
AXP(R) Market Advantage Series, Inc.                        8/25/89        Corporation         MN         1/31
   AXP(R) Blue Chip Advantage Fund                                                                                      Yes
   AXP(R) Mid Cap Index Fund                                                                                             No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes
AXP(R) Money Market Series, Inc.                   8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes
AXP(R) Partners Series, Inc.                                3/20/01        Corporation         MN         5/31
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes
AXP(R) Partners International Series, Inc.                   5/9/01        Corporation         MN        10/31
   AXP(R) Partners International
   Aggressive Growth Fund                                                                                               Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                           Yes
   AXP(R) Partners International Small Cap
   Fund                                                                                                                 Yes
AXP(R) Progressive Series, Inc.(4)                  4/23/68, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Progressive Fund                                                                                              Yes
AXP(R) Sector Series, Inc.(3),(4)                           3/25/88        Corporation         MN         6/30
   AXP(R) Utilities Fund                                                                                                Yes
AXP(R) Selected Series, Inc.(4)                             10/5/84        Corporation         MN         3/31
   AXP(R) Precious Metals Fund                                                                                           No
AXP(R) Special Tax-Exempt Series Trust                       4/7/86     Business Trust(2)      MA         6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No
AXP(R) Stock Series, Inc.(4)                        2/10/45, 6/13/86(1)    Corporation      NV/MN         9/30
   AXP(R) Stock Fund                                                                                                    Yes
AXP(R) Strategy Series, Inc.                                1/24/84        Corporation         MN         3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Focused Growth Fund(3)                                                                                         No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes

AXP(R) Tax-Exempt Series, Inc.                     9/30/76, 6/13/86(1)    Corporation       NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes
AXP(R) Tax-Free Money Series, Inc.(4)              2/29/80, 6/13/86(1)    Corporation       NV/MN        12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes


(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


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36   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Arne H. Carlson                 Board member      Chair, Board Services                                        Joint Audit,
901 S. Marquette Ave.           since 1999        Corporation (provides                                        Contracts,
Minneapolis, MN 55402                             administrative services to                                   Executive,
Born in 1934                                      boards). Former Governor of                                  Investment
                                                  Minnesota                                                    Review, Board
                                                                                                               Effectiveness
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Philip J. Carroll, Jr.          Board member      Retired Chairman and CEO,      Boise Cascade Corporation
901 S. Marquette Ave.           since 2002        Fluor Corporation              (forest products), Scottish
Minneapolis, MN 55402                             (engineering and               Power PLC, Vulcan Materials
Born in 1937                                      construction) since 1998.      Company, Inc. (construction
                                                  Former President and CEO,      materials/chemicals)
                                                  Shell Oil Company
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Livio D. DeSimone               Board member      Retired Chair of the Board     Cargill, Incorporated         Joint Audit,
30 Seventh Street East          since 2001        and Chief Executive Officer,   (commodity merchants and      Contracts
Suite 3050                                        Minnesota Mining and           processors), General Mills,
St. Paul, MN 55101-4901                           Manufacturing (3M)             Inc. (consumer foods),
Born in 1936                                                                     Vulcan Materials Company
                                                                                 (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Ira D. Hall                     Board member      Private investor; formerly     Imagistics International,     Contracts,
183 Long Close Road             since 2001        with Texaco Inc., Treasurer,   Inc. (office equipment),      Investment
Stamford, CT 06902                                1999-2001 and General          Reynolds & Reynolds Company   Review
Born in 1944                                      Manager, Alliance Management   (information services),
                                                  Operations, 1998-1999. Prior   TECO Energy, Inc. (energy
                                                  to that, Director,             holding company), The
                                                  International Operations IBM   Williams Companies, Inc.
                                                  Corp.                          (energy distribution
                                                                                 company)
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Heinz F. Hutter*                Board member      Retired President and Chief                                  Board
P.O. Box 2187                   since 1994        Operating Officer, Cargill,                                  Effectiveness,
Minneapolis, MN 55402                             Incorporated (commodity                                      Executive,
Born in 1929                                      merchants and processors)                                    Investment
                                                                                                               Review
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Anne P. Jones                   Board member      Attorney and Consultant        Motorola, Inc. (electronics)  Joint Audit,
5716 Bent Branch Rd.            since 1985                                                                     Board
Bethesda, MD 20816                                                                                             Effectiveness,
Born in 1935                                                                                                   Executive
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen R. Lewis, Jr.**         Board member      Retired President and                                        Contracts,
901 S. Marquette Ave.           since 2002        Professor of Economics,                                      Investment
Minneapolis, MN 55402                             Carleton College                                             Review
Born in 1939
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan G. Quasha                  Board member      President, Quadrant            Compagnie Financiere          Joint Audit,
720 Fifth Avenue                since 2002        Management, Inc. (management   Richemont AG (luxury goods)   Investment
New York, NY 10019                                of private equities)                                         Review
Born in 1949
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alan K. Simpson                 Board member      Former three-term United       Biogen, Inc.                  Joint Audit,
1201 Sunshine Ave.              since 1997        States Senator for Wyoming     (biopharmaceuticals)          Contracts
Cody, WY 82414
Born in 1931
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Alison Taunton-Rigby            Board member      President, Forester Biotech    Synaptic Pharmaceuticals
8 Farrar Road                   since 2002        since 2000. Former President   Corporation
Lincoln, MA 01773                                 and CEO, Aquila
Born in 1944                                      Biopharmaceuticals, Inc.
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

  * Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
37   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                  -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Board Members Affiliated with AEFC***

Name,                           Position held     Principal occupation during    Other directorships           Committee
address,                        with Fund and     past five years                                              memberships
age                             length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Barbara H. Fraser               Board member      Executive Vice President -
1546 AXP Financial Center       since 2002        AEFA Products and Corporate
Minneapolis, MN 55474                             Marketing of AEFC since
Born in 1949                                      2002. President - Travelers
                                                  Check Group, American
                                                  Express Company, 2001-2002.
                                                  Management Consultant,
                                                  Reuters, 2000-2001. Managing
                                                  Director - International
                                                  Investments, Citibank
                                                  Global, 1999-2000. Chairman
                                                  and CEO, Citicorp Investment
                                                  Services and Citigroup
                                                  Insurance Group, U.S.,
                                                  1998-1999. Head of Marketing
                                                  and Strategic Planning -
                                                  Investment Products and
                                                  Distribution, Citibank
                                                  Global, 1995-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Stephen W. Roszell              Board member      Senior Vice President -
50238 AXP Financial Center      since 2002;       Institutional Group of AEFC
Minneapolis, MN 55474           Vice President
Born in 1949                    since 2002
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
William F. Truscott             Board member      Senior Vice President -
53600 AXP Financial Center      since 2001,       Chief Investment Officer of
Minneapolis, MN 55474           Vice President    AEFC since 2001. Former
Born in 1960                    since 2002        Chief Investment Officer and
                                                  Managing Director, Zurich
                                                  Scudder Investments
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held     Principal occupation during    Other directorships           Committee
                                with Fund and     past five years                                              memberships
                                length of
                                service
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Jeffrey P. Fox                  Treasurer since   Vice President - Investment
50005 AXP Financial Center      2002              Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Born in 1955                                      Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Paula R. Meyer                  President since   Senior Vice President and
596 AXP Financial Center        2002              General Manager - Mutual
Minneapolis, MN 55474                             Funds, AEFC, since 2002;
Born in 1954                                      Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC, 1998-2000;
                                                  President - Piper Capital
                                                  Management 1997-1998
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------
Leslie L. Ogg                   Vice President,   President of Board Services
901 S. Marquette Ave.           General           Corporation
Minneapolis, MN 55402           Counsel, and
Born in 1938                    Secretary since
                                1978
------------------------------- ----------------- ------------------------------ ----------------------------- ----------------


--------------------------------------------------------------------------------
38   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                  -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work
Executive Committee -- Acts for the board between meetings of the board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process.


BOARD MEMBERS' HOLDINGS
The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001
Based on net asset values as of Dec. 31, 2001
                                                  Aggregate dollar range of
                        Dollar range of           equity securities of all
                       equity securities           American Express Funds
                          in the Fund             overseen by Board Member

                             Range                          Range
Arne H. Carlson              none                     $50,001-$100,000
Livio D. DeSimone            none                       over $100,000
Ira D. Hall                  none                       over $100,000
Heinz F. Hutter              none                       over $100,000
Anne P. Jones                none                       over $100,000
Alan K. Simpson              none                       over $100,000

COMPENSATION FOR BOARD MEMBERS
The Fund pays no fees or expenses to board members until the assets of the Fund reach $20 million. No board compensation was paid. As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

Principal Holders of Securities
As of 30 days prior to the date of this SAI, AEFC, Minneapolis, MN held 91.34% of Class A shares; Andy C. Kessler, Tampa, FL held 11.46 % of Class B shares; Bessie Mae Hatten, Atlanta, GA held 7.57% of Class B shares; AEFC, Minneapolis, MN held 28.42% of Class C shares; Lola Castleberry, Boaz, AL held 30.50 % of Class C shares; Genevieve Louise Metzdorff, New Prague, MN held 11.17 % of Class C shares; Gloria A. McQuade, Tulsa, OK held 5.81% of Class C shares; and Mary Ann D. Hanson, St. Peter, MN, as trustee of the Florence S. Brown Trust held 18.43% of Class C shares.


--------------------------------------------------------------------------------
39   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Independent Auditors
The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

Appendix

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

--------------------------------------------------------------------------------
40   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings
Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS
Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
41   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2  Satisfactory   capacity  to  pay  principal   and   interest,   with  some
      vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's
Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

--------------------------------------------------------------------------------
42   --   AXP PARTNERS INTERNATIONAL SERIES, INC.
                                -- AXP PARTNERS INTERNATIONAL SMALL CAP FUND

S-6258-20 C (12/02)

Investments in Securities

AXP Partners International Aggressive Growth Fund
Oct. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (89.7%)(c)
Issuer                                                  Shares          Value(a)

Argentina (0.2%)
Metals
Siderca                                                 11,000          $179,960

Australia (2.0%)
Banks and savings & loans (0.3%)
Commonwealth Bank of Australia                          19,595           330,607

Beverages & tobacco (0.3%)
Lion Nathan                                            105,000           303,613

Computers & office equipment (0.2%)
Computershare                                          163,000           200,832

Financial services (0.3%)
Perpetual Trustees Australia                            15,000           288,295

Food (0.3%)
Goodman Fielder                                        400,000           326,340

Leisure time & entertainment (0.2%)
Jupiters                                                70,000           184,537

Metals (0.4%)
BHP Billiton                                            62,586           336,584

Austria (0.4%)
Banks and savings & loans (0.1%)
Erste Bank der oesterrichischen
  Sparkassen                                             2,278           133,482

Multi-industry conglomerates (0.3%)
Flughafen Wien                                           6,200           208,080

Brazil (--%)
Multi-industry conglomerates
Cia de Concessoes Rodoviarias                           27,300(b)         43,420

Canada (3.3%)
Energy (0.8%)
ShawCor                                                  5,000            43,437
Talisman Energy                                         19,837           724,167
Total                                                                    767,604

Energy equipment & services (0.4%)
AltaGas Services                                        30,000           172,469
Canadian 88 Energy                                     149,400(b)        219,495
Total                                                                    391,964

Financial services (0.7%)
Intrawest                                                5,800            78,358
Power Financial                                         30,000           656,149
Total                                                                    734,507

Media (0.5%)
Corus Entertainment                                     32,000(b)        441,520

Paper & packaging (0.3%)
Moore                                                   26,200(b)        283,840

Transportation (0.5%)
Canadian Natl Railway                                    6,477           276,374
CP Railway                                               8,577           169,910
Total                                                                    446,284

Utilities -- gas (0.2%)
TransCanada PipeLines                                   10,584           152,118

China (1.2%)
Banks and savings & loans (0.4%)
JCG Holdings                                           446,000           211,580
Wing Hang Bank                                          70,000           223,479
Total                                                                    435,059

Computers & office equipment (0.2%)
Travelsky Technology                                   315,000           201,939

Media (0.2%)
SCMP Group                                             450,000           207,708

Multi-industry conglomerates (0.4%)
Jiangsu Expressway                                     600,000           157,704
Zhejiang Expressway                                    600,000           194,246
Total                                                                    351,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

Denmark (1.2%)
Banks and savings & loans (0.6%)
Danske Bank                                             33,720          $536,936

Health care (0.2%)
Novo Nordisk Cl B                                        8,435           232,660

Multi-industry conglomerates (0.2%)
Kobenhavns Lufthavne                                     3,200           218,317

Transportation (0.2%)
D/S 1912 Cl B                                               26           151,745

Finland (2.4%)
Communications equipment & services (0.8%)
Nokia ADR                                               48,949           813,532

Computers & office equipment (0.2%)
TietoEnator                                             15,400           218,999

Health care (0.2%)
Instrumentarium                                          8,800           217,866

Multi-industry conglomerates (0.6%)
Amer Group                                              11,600           345,773
Jaakko Poyry Group                                      17,200           221,261
Total                                                                    567,034

Paper & packaging (0.5%)
Stora Enso                                              16,623           172,848
UPM-Kymmene                                              9,174           297,535
Total                                                                    470,383

France (7.4%)
Banks and savings & loans (1.1%)
BNP Paribas                                             13,580           541,428
Credit Lyonnais                                         15,529           552,083
Total                                                                  1,093,511

Building materials & construction (0.4%)
Technip-Coflexip                                         6,000           390,079

Computers & office equipment (0.3%)
Fininfo                                                 16,400           282,592

Energy (0.8%)
TotalFinaElf                                             5,477           754,461

Food (0.6%)
Groupe Danone                                            4,448           577,036

Health care (0.9%)
Aventis                                                  8,839           529,135
Sanofi-Synthelabo                                        5,648           345,381
Total                                                                    874,516

Health care services (0.8%)
Essilor Intl                                            18,261           735,109

Leisure time & entertainment (0.4%)
Accor                                                   11,412           405,152

Media (0.7%)
IPSOS                                                    3,000           172,312
NRJ Group                                               20,600           352,515
Societe Television Farancaise 1                          6,353           163,576
Total                                                                    688,403

Multi-industry conglomerates (1.4%)
Bacou-Dalloz                                             6,000(b)        534,763
GrandVision                                             19,000           331,344
Neopost                                                 14,300(b)        498,477
Total                                                                  1,364,584

Retail (0.1%)
Groupe Bourbon                                             900            63,280

Germany (4.8%)
Automotive & related (0.6%)
Bayerische Motoren Werke                                 9,628           343,722
Beru                                                     3,500           140,375
Volkswagen                                               3,570           134,592
Total                                                                    618,689

Chemicals (0.6%)
BASF                                                     7,810           289,570
K&S                                                     15,000           281,493
Total                                                                    571,063

Computers & office equipment (0.6%)
Lion Bioscience                                          5,800(b)         16,025
SAP                                                      3,120           240,381
Software                                                23,900           293,249
Total                                                                    549,655

Financial services (0.7%)
Deutsche Boerse                                         18,663           673,298

Health care services (1.4%)
Rhoen-Klinikum                                          37,000         1,352,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

Germany (cont.)
Multi-industry conglomerates (0.7%)
GFK                                                     15,700          $222,799
Jenoptik                                                27,400           333,208
Norddeutsche Affinerie                                   8,000            87,463
Total                                                                    643,470

Retail (0.3%)
Takkt                                                   30,300           114,323
Zapf Creation                                            7,000           146,406
Total                                                                    260,729

Hong Kong (2.5%)
Financial services (0.5%)
Aeon Credit Service (Asia)                             200,000            66,672
Hong Kong Exchanges & Clearing                         310,000           411,378
Total                                                                    478,050

Food (0.5%)
Global Bio-Chem Technology                           1,300,000           278,355
Tingyi Holdings                                        700,000           190,720
Total                                                                    469,075

Leisure time & entertainment (0.3%)
Star Cruises                                           800,000(b)        252,000

Media (0.6%)
Television Broadcasts                                  160,000           550,812

Multi-industry conglomerates (0.5%)
Lerado Group Holding                                   700,000           108,598
Li & Fung                                              250,000           248,417
Linmark Group                                          750,000           158,666
Total                                                                    515,681

Retail (--%)
Convenience Retail Asia                                100,000(b)         26,284

Utilities -- gas (0.1%)
Hong Kong and China Gas                                 95,619           125,663

India (0.3%)
Banks and savings & loans
HDFC Bank ADR                                           25,000           331,250

Ireland (3.6%)
Banks and savings & loans (1.8%)
Allied Irish Banks                                      48,130           674,434
Anglo Irish Bank                                        70,000           467,917
Bank of Ireland                                         53,483           593,199
Total                                                                  1,735,550

Energy equipment & services (0.3%)
Tullow Oil                                             228,000(b)        324,602

Food (0.5%)
Kerry Group Cl A                                        40,000           518,917

Household products (0.3%)
Waterford Wedgwood                                     540,000           256,686

Insurance (0.4%)
Irish Life & Permanent                                  35,000           414,304

Retail (0.3%)
Grafton Group                                           80,000           277,284

Italy (4.3%)
Banks and savings & loans (0.7%)
UniCredito Italiano                                    192,969           726,169

Building materials & construction (0.1%)
Permasteelias                                           10,000           144,089

Energy (0.6%)
ENI                                                     45,228           627,946

Energy equipment & services (0.4%)
Saipem                                                  70,000           378,493

Multi-industry conglomerates (0.5%)
Autostrade - Concessioni e Costruzioni
  Autostrade                                            61,381           507,560

Retail (0.5%)
Autogrill                                               55,200(b)        496,901

Utilities -- gas (0.5%)
Italgas                                                 18,050           175,889
Snam Rete Gas                                           89,540           267,788
Total                                                                    443,677

Utilities -- telephone (0.8%)
Telecom Italia                                         162,811           859,365

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

Japan (11.9%)
Automotive & related (1.4%)
Bridgestone                                             25,965          $323,635
Honda Motor                                              8,284           296,847
Nifco                                                   30,000           272,304
Nissan Motor                                            57,816           444,086
Total                                                                  1,336,872

Banks and savings & loans (0.2%)
Mitsubishi Tokyo Financial Group                            36           234,789

Chemicals (0.7%)
Daiseki                                                 24,000           354,975
Shin-Etsu Chemical                                       9,568           295,217
Total                                                                    650,192

Computers & office equipment (0.8%)
Canon                                                   20,237           746,643

Electronics (0.7%)
Nintendo                                                 2,300           221,533
Tokyo Electron                                           3,700           149,196
Toyo                                                    29,600           285,345
Total                                                                    656,074

Financial services (0.7%)
Daito Trust Construction                                18,000           353,359
Goldcrest                                                3,500            88,564
OMC Card                                                85,000(b)        190,107
Total                                                                    632,030

Food (0.9%)
Ajinomoto                                               37,000           379,634
Nissin Healthcare Food Service                          12,000           246,837
Yakult Honsha                                           21,000           255,236
Total                                                                    881,707

Health care (1.1%)
Banyu Pharmaceutical                                    20,000           182,842
Kawasumi Laboratories                                   24,000           175,333
Takeda Chemical Inds                                    17,607           731,529
Total                                                                  1,089,704

Health care services (0.1%)
BML                                                      6,000           134,438

Household products (0.9%)
Aderans                                                 14,000           304,547
Kao                                                     23,869           545,532
Total                                                                    850,079

Indexes (0.5%)
Nikkei 225                                               6,750           474,941

Industrial equipment & services (0.7%)
Eneserve                                                 9,000           324,708
Hoya                                                     5,151           353,603
Total                                                                    678,311

Leisure time & entertainment (0.2%)
Round One                                                  150           195,902

Media (0.6%)
Sony                                                    14,253           613,120

Metals (0.4%)
Maruichi Steel Tube                                     33,000           381,961

Multi-industry conglomerates (0.8%)
Arrk                                                    10,000           342,829
Bellsystem24                                               850           166,448
Tenma                                                   29,000           248,551
Total                                                                    757,828

Paper & packaging (0.9%)
Fuji Seal                                               10,000           425,272
Toppan Forms                                            24,000           264,468
Uni-Charm                                                4,000           147,906
Total                                                                    837,646

Textiles & apparel (0.3%)
Asahi Glass                                             43,000           257,277

Utilities -- telephone (0.1%)
KDDI                                                        46           135,173

Korea (0.2%)
Electronics
Samsung SDI                                              3,100           192,589

Luxembourg (0.3%)
Media
RTL Group                                                3,429            86,082
SES Global                                              42,700           215,658
Total                                                                    301,740

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

Mexico (0.8%)
Beverages & tobacco (0.1%)
Fomento Economico Mexicano ADR                           3,913          $141,651

Financial services (0.2%)
Consorcio                                              130,000(b)        192,355

Multi-industry conglomerates (0.3%)
Grupo Aeroportuario del
Sureste ADR                                             25,000           275,250

Retail (0.2%)
Wal-Mart de Mexico                                      52,110           130,904

Netherlands (6.0%)
Beverages & tobacco (0.6%)
Heineken                                                15,041           604,294

Building materials & construction (0.3%)
Fugro                                                    7,334           294,146

Energy (1.0%)
Royal Dutch Petroleum ADR                               22,478           961,608

Food (0.5%)
Unilever                                                 7,125           456,869

Health care (0.5%)
OPG Groep                                               12,580           503,925

Household products (0.4%)
Hunter Douglas                                          15,140           371,830

Insurance (0.2%)
Aegon                                                   16,388           222,176

Media (0.4%)
VNU                                                     15,803           424,264

Multi-industry conglomerates (1.0%)
Euronext                                                13,500           268,718
Hagemeyer                                               26,073           197,524
Imtech                                                  20,650           310,426
United Services Group                                   22,015           178,772
Total                                                                    955,440

Textiles & apparel (0.4%)
Gucci Group                                              4,082           368,808

Transportation (0.4%)
Koninklijke Vopak                                       20,000           229,749
TPG                                                      7,176           116,261
Total                                                                    346,010

Utilities -- telephone (0.3%)
Koninklijke (Royal)                                     51,335           325,357

New Zealand (0.2%)
Retail (0.1%)
Warehouse Group                                         22,000            77,870

Utilities -- telephone (0.1%)
Telecom Corp of New Zealand                             61,390           151,030

Norway (0.5%)
Banks and savings & loans (0.1%)
DnB Holding                                             22,500           103,777

Food (0.4%)
Orkla                                                   23,250           368,919

Russia (0.7%)
Energy (0.2%)
Lukoil Holding ADR                                       1,842           120,467
YUKOS                                                   12,232(b)        113,271
Total                                                                    233,738

Energy equipment & services (0.3%)
Surgutneftegaz ADR                                      16,554           297,972

Utilities -- gas (0.2%)
OAO Gazprom ADR                                         12,132           161,962

Singapore (0.8%)
Automotive & related (0.3%)
Comfort Group                                          350,000           140,737
DelGro                                                 150,000           152,914
Total                                                                    293,651

Building materials & construction (0.2%)
Singapore Technologies
Engineering                                            150,000           157,161

Transportation (0.3%)
SembCorp Logistics                                     350,000           346,888

South Africa (0.2%)
Metals
Harmony Gold Mining                                     17,000           229,113

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

South Korea (3.1%)
Automotive & related (0.6%)
Hyundai Mobis                                           21,000          $471,358
Hyundai Motor                                            2,659            67,539
Total                                                                    538,897

Communications equipment & services (0.3%)
SK Telecom ADR                                          13,172           264,362

Electronics (0.8%)
Samsung Electronics                                      2,674           757,103

Health care (0.2%)
Yuhan                                                    5,000           219,532

Industrial equipment & services (0.2%)
Samyoung                                                15,000           174,805

Insurance (0.3%)
Samsung Fire & Marine                                    5,310           322,478

Media (0.3%)
Cheil Communications                                     4,600           337,497

Multi-industry conglomerates (0.1%)
S1                                                       9,000           137,751

Utilities -- electric (0.3%)
Korea Electric Power                                    16,341           247,428

Spain (4.4%)
Banks and savings & loans (0.3%)
Banco Popular Espanol                                    7,507           321,454

Beverages & tobacco (0.7%)
Altadis                                                 30,697           649,024

Building materials & construction (0.7%)
Abengoa                                                 37,600           193,623
Grupo Dragados                                           9,527           137,839
Grupo Ferrovial                                         14,116           328,509
Total                                                                    659,971

Energy equipment & services (0.3%)
Gamesa Corporacion Tecnoligica                          18,300(b)        299,746

Industrial equipment & services (0.3%)
Zardoya Otis                                            29,700           338,237

Leisure time & entertainment (0.5%)
Amadeus Global Travel Distribution
  Cl A                                                  20,000            98,634
NH Hoteles                                              44,400           371,541
Total                                                                    470,175

Media (0.1%)
Telefonica Publicidad e Informacion                     21,900            77,858

Multi-industry conglomerates (0.4%)
Acesa Infraetructuras                                   17,725           186,063
Prosegur, Compania de Seguridad                         20,000           221,827
Total                                                                    407,890

Retail (0.1%)
Cortefiel                                               20,600            72,217

Textiles & apparel (0.1%)
Industria de Diseno Textil                               5,393           121,234

Utilities -- electric (0.3%)
Red Electrica de Espana                                 41,000           328,473

Utilities -- telephone (0.5%)
Telefonica                                              54,987           521,666

Sweden (1.0%)
Banks and savings & loans (--%)
ForeningsSparbanken                                      2,558            28,189

Building materials & construction (0.2%)
Sandvik                                                  9,982           237,501

Financial services (0.6%)
Castellum                                               21,400           270,933
Intrum Justitia                                         34,000(b)        148,433
Nordea                                                  44,594           182,515
Total                                                                    601,881

Industrial equipment & services (--%)
Atlas Copco Cl A                                         1,475            30,909

Paper & packaging (0.1%)
Svenska Cellulosa                                        3,049            93,176

Switzerland (7.7%)
Banks and savings & loans (1.2%)
Julius Baer Holding Cl B                                 1,500           366,820
UBS                                                     17,112(b)        815,493
Total                                                                  1,182,313

Chemicals (0.9%)
Ciba Specialty Chemicals                                 3,516           247,706
Givaudan                                                   990           414,457
Lonza Group                                              3,394           206,348
Total                                                                    868,511

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

Switzerland (cont.)
Electronics (0.7%)
Kaba Holding Cl B                                        2,870          $466,604
STMicroelectronics                                      10,127           199,198
Total                                                                    665,802

Financial services (0.8%)
Geberit                                                  1,630(b)        451,060
Pargesa Holding Cl B                                       179           291,866
Total                                                                    742,926

Food (0.8%)
Nestle                                                   3,832           821,587

Health care (2.1%)
Bachem                                                   6,400           300,230
Novartis                                                19,527           744,730
Roche Holding                                            8,481           600,369
Synthes-Stratec                                            800           483,945
Total                                                                  2,129,274

Industrial equipment & services (0.2%)
Schindler Holding                                          900           154,247

Leisure time & entertainment (0.3%)
Kuoni Reisen Holding Series B                            1,850(b)        251,897

Multi-industry conglomerates (0.2%)
Adecco                                                   4,389           172,444

Retail (0.1%)
Bon Appetit Group                                        2,570           128,831

Utilities -- telephone (0.4%)
Swisscom                                                 1,287           382,735

Taiwan (0.8%)
Computers & office equipment (0.4%)
Advantech                                              199,200           378,282

Electronics (0.4%)
ASE Test                                                83,500(b)        355,710

United Kingdom (15.6%)
Aerospace & defense (0.4%)
Cobham                                                  15,000           226,696
Meggitt                                                 40,000           116,086
Total                                                                    342,782

Banks and savings & loans (1.2%)
Lloyds TSB Group                                        27,182           233,894
Royal Bank of Scotland Group                            39,753           935,391
Total                                                                  1,169,285

Beverages & tobacco (0.9%)
Diageo                                                  32,375           364,937
Gallaher Group                                          29,738           292,178
Imperial Tobacco Group                                  12,361           193,388
Total                                                                    850,503

Chemicals (0.1%)
Waste Recycling Group                                   25,000            73,015

Communications equipment & services (0.2%)
mm02                                                   302,598(b)        227,239

Computers & office equipment (0.3%)
Torex                                                   70,000           334,021

Electronics (0.6%)
First Technology                                        11,500            36,703
Johnson Matthey                                         11,516           155,665
Spectris                                                87,500           366,875
Total                                                                    559,243

Energy (0.5%)
BP                                                      78,051           500,654

Energy equipment & services (0.3%)
Expro International Group                               48,500           269,368

Financial services (1.1%)
Alliance & Leicester                                    21,191           281,803
Amvescap                                                45,618           282,623
HSBC Holdings                                           48,502           528,588
Total                                                                  1,093,014

Health care (2.2%)
Alliance Unichem                                        30,000           224,819
Amersham                                                16,707           150,817
AstraZeneca                                             14,413           537,797
GlaxoSmithKline ADR                                     15,808           595,803
Smith & Nephew                                          51,014           303,283
SSL Intl                                                82,000           453,502
Total                                                                  2,266,021

Health care services (0.3%)
Nestor Healthcare Group                                 56,000           151,569
RPS Group                                               63,800           121,275
Total                                                                    272,844

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Issuer                                                  Shares          Value(a)

United Kingdom (cont.)
Household products (0.6%)
Reckitt Benckiser                                       33,536          $608,618

Industrial equipment & services (0.3%)
Weir Group                                              85,000           259,316

Insurance (0.1%)
Charles Taylor Consulting                               28,000           100,097

Media (1.7%)
British Sky Broadcasting Group                          27,616(b)        260,744
Daily Mail & General Trust                              29,249           256,256
EMAP                                                    13,263           152,305
Euromoney Institutional Investor                         8,700            24,500
HIT Entertainment                                      100,000           377,827
Reed Elsevier                                           61,718           545,068
Total                                                                  1,616,700

Multi-industry conglomerates (1.5%)
Bunzl                                                   24,000           170,843
Exel                                                    23,098           237,419
Rentokil Initial                                       198,839           674,273
Serco Group                                             45,000           105,252
Xstrata                                                 25,000(b)        259,316
Total                                                                  1,447,103

Retail (2.0%)
Boots                                                   25,909           241,181
Great Universal Stores                                  41,598           375,837
Homestyle Group                                         40,000           123,283
Marks & Spencer Group                                  175,914         1,030,000
Next                                                    10,257           142,819
Total                                                                  1,913,120

Utilities -- telephone (1.3%)
Vodafone AirTouch ADR                                   15,239           242,605
Vodafone Group                                         627,517         1,008,747
Total                                                                  1,251,352

United States (1.6%)
Investment companies
iShares MSCI Index Fund                                 15,359         1,514,397

Virgin Islands (0.3%)
Media
MIH                                                     46,850(b)        281,100

Total common stocks
(Cost: $94,928,393)                                                  $87,216,239

Preferred stocks & other (0.5%)(c)
Issuer                                                  Shares          Value(a)

Germany (0.5%)
Henkel KgaA                                              3,321          $210,680
Hugo Boss                                               23,900           241,178
Total                                                                    451,858

Hong Kong (--%)
Star Cruises
Right                                                  112,000(b)          6,462

Total preferred stocks & other
(Cost: $652,313)                                                        $458,320

Total investments in securities
(Cost: $95,580,706)(d)                                               $87,674,559

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c)    Foreign security values are stated in U.S. dollars.

(d) At Oct. 31, 2002, the cost of securities for federal income tax purposes was $97,075,556 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $  2,357,372
       Unrealized depreciation                                      (11,758,369)
                                                                    -----------
       Net unrealized depreciation                                 $ (9,400,997)
                                                                   ------------

--------------------------------------------------------------------------------
19 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Partners International Aggressive Growth Fund

Oct. 31, 2002
Assets
Investments in securities, at value (Note 1)*
   (identified cost $95,580,706)                                                                             $ 87,674,559
Cash in bank on demand deposit                                                                                  8,403,326
Foreign currency holdings (identified cost $49,682) (Note 1)                                                       45,731
Capital shares receivable                                                                                         151,832
Dividends and accrued interest receivable                                                                         174,002
Receivable for investment securities sold                                                                       1,819,685
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                                  286
                                                                                                                      ---
Total assets                                                                                                   98,269,421
                                                                                                               ----------
Liabilities
Capital shares payable                                                                                              1,774
Payable for investment securities purchased                                                                       914,574
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                                1,738
Accrued investment management services fee                                                                          2,629
Accrued distribution fee                                                                                            1,177
Accrued transfer agency fee                                                                                         1,030
Accrued administrative services fee                                                                                   210
Other accrued expenses                                                                                            158,004
                                                                                                                  -------
Total liabilities                                                                                               1,081,136
                                                                                                                ---------
Net assets applicable to outstanding capital stock                                                           $ 97,188,285
                                                                                                             ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    213,472
Additional paid-in capital                                                                                    113,322,308
Undistributed net investment income                                                                                42,264
Accumulated net realized gain (loss) (Note 7)                                                                  (8,481,632)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 5)                                 (7,908,127)
                                                                                                               ----------
Total -- representing net assets applicable to outstanding capital stock                                     $ 97,188,285
                                                                                                             ============
Net assets applicable to outstanding shares:               Class A                                           $ 71,558,777
                                                           Class B                                           $ 24,255,873
                                                           Class C                                           $  1,350,448
                                                           Class Y                                           $     23,187
Net asset value per share of outstanding capital stock:    Class A shares               15,684,452           $       4.56
                                                           Class B shares                5,359,264           $       4.53
                                                           Class C shares                  298,458           $       4.52
                                                           Class Y shares                    5,073           $       4.57
                                                                                             -----           ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Statement of operations
AXP Partners International Aggressive Growth Fund

Year ended Oct. 31, 2002
Investment income
Income:
Dividends                                                                                     $  1,459,208
Interest                                                                                            97,432
     Less foreign taxes withheld                                                                  (153,009)
                                                                                                  --------
Total income                                                                                     1,403,631
                                                                                                 ---------
Expenses (Note 2):
Investment management services fee                                                                 690,573
Distribution fee
     Class A                                                                                       133,780
     Class B                                                                                       151,872
     Class C                                                                                         7,102
Transfer agency fee                                                                                190,290
Incremental transfer agency fee
     Class A                                                                                        14,977
     Class B                                                                                        10,413
     Class C                                                                                           564
Service fee -- Class Y                                                                                  22
Administrative services fees and expenses                                                           54,778
Compensation of board members                                                                        8,963
Custodian fees                                                                                     260,764
Printing and postage                                                                                64,898
Registration fees                                                                                  119,992
Audit fees                                                                                          15,000
Other                                                                                               17,527
                                                                                                    ------
Total expenses                                                                                   1,741,515
     Expenses waived/reimbursed by AEFC (Note 2)                                                  (421,452)
                                                                                                  --------
                                                                                                 1,320,063
     Earnings credits on cash balances (Note 2)                                                       (387)
                                                                                                      ----
Total net expenses                                                                               1,319,676
                                                                                                 ---------
Investment income (loss) -- net                                                                     83,955
                                                                                                    ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                             (8,449,226)
     Foreign currency transactions                                                                 (68,379)
                                                                                                   -------
Net realized gain (loss) on investments                                                         (8,517,605)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                         (8,437,103)
                                                                                                ----------
Net gain (loss) on investments and foreign currencies                                          (16,954,708)
                                                                                               -----------
Net increase (decrease) in net assets resulting from operations                               $(16,870,753)
                                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP Partners International Aggressive Growth Fund
                                                                                                          For the period from
                                                                                      Oct. 31, 2002        Sept. 28, 2001* to
                                                                                        Year ended           Oct. 31, 2001
Operations and distributions
Investment income (loss) -- net                                                      $     83,955           $   (14,417)
Net realized gain (loss) on investments                                                (8,517,605)               (2,284)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                (8,437,103)              250,686
                                                                                       ----------               -------
Net increase (decrease) in net assets resulting from operations                       (16,870,753)              233,985
                                                                                      -----------               -------
Distributions to shareholders from:
     Net investment income
     Class A                                                                               (1,338)                   --
     Class Y                                                                                   (1)                   --
     Net realized gain
     Class A                                                                                 (108)                   --
     Class B                                                                                  (19)                   --
                                                                                      -----------               -------
Total distributions                                                                        (1,466)                   --
                                                                                      -----------               -------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                           99,564,810             4,988,966
     Class B shares                                                                    29,822,821             1,428,417
     Class C shares                                                                     1,634,310                31,963
     Class Y shares                                                                        17,042                 1,528
Reinvestment of distributions at net asset value
     Class A shares                                                                           900                    --
     Class B shares                                                                            18                    --
Payments for redemptions
     Class A shares                                                                   (31,040,083)              (11,813)
     Class B shares (Note 2)                                                           (2,761,874)               (3,910)
     Class C shares (Note 2)                                                             (116,728)                   --
     Class Y shares                                                                        (1,323)                   --
                                                                                      -----------               -------
Increase (decrease) in net assets from capital share transactions                      97,119,893             6,435,151
                                                                                       ----------             ---------
Total increase (decrease) in net assets                                                80,247,674             6,669,136
Net assets at beginning of year (Note 1)                                               16,940,611            10,271,475**
                                                                                       ----------            ----------
Net assets at end of year                                                            $ 97,188,285           $16,940,611
                                                                                     ============           ===========
Undistributed net investment income                                                  $     42,264           $     1,328
                                                                                     ------------           -----------

  *  When shares became publicly available

 ** Initial capital of $10,000,000 was contributed on Sept. 21, 2001-Sept. 25, 2001. The Fund had an increase in net assets resulting from operations of $271,475 during the period from Sept. 21, 2001 to Sept. 28, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP Partners International Aggressive Growth Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential. Initial contributions were made during the period Sept. 21, 2001-Sept. 25, 2001, American Express Financial Corporation (AEFC) invested $10,000,000 in the Fund which represented 1,994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Sept. 28, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
23 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
24 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of Oct. 31, 2002, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $41,680 and accumulated net realized loss has been decreased by $41,856 resulting in a net reclassification adjustment to decrease paid-in capital by $176.

--------------------------------------------------------------------------------
25 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

                                                         For the period from
                                        Oct. 31, 2002     Sept. 28, 2001* to
                                          Year ended        Oct. 31, 2001
Class A
Distributions paid from:
     Ordinary income                        $1,446               $--
     Long-term capital gain                     --                --

Class B
Distributions paid from:
     Ordinary income                            19                --
     Long-term capital gain                     --                --

Class C
Distributions paid from:
     Ordinary income                            --                --
     Long-term capital gain                     --                --

Class Y
Distributions paid from:
     Ordinary income                             1                --
     Long-term capital gain                     --                --

* When shares became publicly available.

As of Oct. 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                            $    42,264
Accumulated gain (loss)                                  $(6,989,821)
Unrealized appreciation (depreciation)                   $(9,399,938)

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
26 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 1.00% to 0.875% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment was made on April 1, 2002, and covered the six-month period beginning Oct. 1, 2001. The adjustment decreased the fee by $3,736 for the year ended Oct. 31, 2002. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications will begin Dec. 1, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has Subadvisory Agreements with American Century Investment Management, Inc. and Liberty Wanger Asset Management, L.P. New investments in the Fund, net of any redemptions, are allocated to the subadvisers in equal portions. However, each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.00

o    Class B $20.00

o    Class C $19.50

o    Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
27 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $519,900 for Class A, $9,129 for Class B and $637 for Class C for the year ended Oct. 31, 2002.

For the year ended Oct. 31, 2002, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 1.72% for Class A, 2.52% for Class B, 2.52% for Class C and 1.52% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.75% for Class A, 2.52% for Class B, 2.52% for Class C and 1.58% for Class Y of the Fund's average daily net assets.

During the year ended Oct. 31, 2002, the Fund's custodian and transfer agency fees were reduced by $387 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $179,652,281 and $88,715,667, respectively, for the year ended Oct. 31, 2002. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadvisers were $9,567 for the year ended Oct. 31, 2002.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 Year ended Oct. 31, 2002
                                          Class A     Class B   Class C  Class Y
Sold                                   18,849,279   5,638,725   313,044  3,086
Issued for reinvested distributions           166           4        --     --
Redeemed                               (6,107,043)   (552,890)  (22,618)  (300)
                                       ----------    --------   -------   ----
Net increase (decrease)                12,742,402   5,085,839   290,426  2,786
                                       ----------   ---------   -------  -----

                                          From Sept. 28, 2001* to Oct. 31, 2001
                                          Class A     Class B   Class C  Class Y
Sold                                      950,273     272,171    6,032     287
Issued for reinvested distributions            --          --       --      --
Redeemed                                   (2,223)       (746)      --      --
                                       ----------   ---------   -------  -----
Net increase (decrease)                   948,050     271,425    6,032     287
                                       ----------   ---------   -------  -----

* When shares became publicly available.

--------------------------------------------------------------------------------
28 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 2002, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                Currency to               Currency to     Unrealized         Unrealized
                            be delivered               be received    appreciation       depreciation
Nov. 1, 2002                      24,047                    37,430       $ --              $  192
                           British Pound               U.S. Dollar
Nov. 1, 2002                  12,044,521                    98,368         53                  --
                            Japanese Yen               U.S. Dollar
Nov. 1, 2002                       4,836                   591,681         --                   6
                             U.S. Dollar              Japanese Yen
Nov. 4, 2002                      52,971                    52,039         --                 419
                  European Monetary Unit               U.S. Dollar
Nov. 4, 2002                      34,494                    53,655         --                 311
                           British Pound               U.S. Dollar
Nov. 5, 2002                      65,235                    65,814         --                  59
                             U.S. Dollar    European Monetary Unit
Nov. 5, 2002                       9,818                    15,272         --                  88
                           British Pound               U.S. Dollar
Nov. 5, 2002                      72,180                   112,275         --                 650
                           British Pound               U.S. Dollar
Nov. 5, 2002                       7,024                     4,515         41                  --
                             U.S. Dollar             British Pound
Nov. 5, 2002                   2,819,245                    23,003         21                  --
                            Japanese Yen               U.S. Dollar
Nov. 5, 2002                       2,886                   355,008         12                  --
                             U.S. Dollar              Japanese Yen
Nov. 5, 2002                      28,015                   256,776          9                  --
                             U.S. Dollar             Swedish Krona
Nov. 6, 2002                      92,007                11,290,205        150                  --
                             U.S. Dollar              Japanese Yen
Nov. 6, 2002                       9,667                 1,182,693         --                  13
                             U.S. Dollar              Japanese Yen
                                                                        -----              ------
Total                                                                    $286              $1,738
                                                                        -----              ------

--------------------------------------------------------------------------------
29 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended Oct. 31, 2002.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $6,989,821 as of Oct. 31, 2002 that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                          2002         2001(b)
Net asset value, beginning of period                                 $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                           .01           --
Net gains (losses) (both realized and unrealized)                     (.70)         .11
Total from investment operations                                      (.69)         .11
Net asset value, end of period                                       $4.56        $5.25

Ratios/supplemental data
Net assets, end of period (in millions)                                $72          $15
Ratio of expenses to average daily net assets(c,e)                   1.72%        1.75%(d)
Ratio of net investment income (loss) to average daily net assets     .29%       (1.12%)(d)
Portfolio turnover rate (excluding short-term securities)             141%           8%
Total return(i)                                                    (13.14%)       2.14%

--------------------------------------------------------------------------------
30 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                          2002         2001(b)
Net asset value, beginning of period                                 $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                          (.01)          --
Net gains (losses) (both realized and unrealized)                     (.71)         .11
Total from investment operations                                      (.72)         .11
Net asset value, end of period                                       $4.53        $5.25

Ratios/supplemental data
Net assets, end of period (in millions)                                $24           $1
Ratio of expenses to average daily net assets(c,f)                   2.52%        2.52%(d)
Ratio of net investment income (loss) to average daily net assets    (.46%)      (1.80%)(d)
Portfolio turnover rate (excluding short-term securities)             141%           8%
Total return(i)                                                    (13.71%)       2.14%

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                          2002         2001(b)
Net asset value, beginning of period                                 $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                          (.01)          --
Net gains (losses) (both realized and unrealized)                     (.72)         .11
Total from investment operations                                      (.73)         .11
Net asset value, end of period                                       $4.52        $5.25

Ratios/supplemental data
Net assets, end of period (in millions)                                 $1          $--
Ratio of expenses to average daily net assets(c,g)                   2.52%        2.52%(d)
Ratio of net investment income (loss) to average daily net assets    (.41%)      (1.92%)(d)
Portfolio turnover rate (excluding short-term securities)             141%           8%
Total return(i)                                                    (13.90%)       2.14%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
31 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                          2002        2001(b)
Net asset value, beginning of period                                 $5.25        $5.14
Income from investment operations:
Net investment income (loss)                                           .01           --
Net gains (losses) (both realized and unrealized)                     (.69)         .11
Total from investment operations                                      (.68)         .11
Net asset value, end of period                                       $4.57        $5.25
Ratios/supplemental data
Net assets, end of period (in millions)                                $--          $--
Ratio of expenses to average daily net assets(c,h)                   1.52%        1.58%(d)
Ratio of net investment income (loss) to average daily net assets     .41%        (.99%)(d)
Portfolio turnover rate (excluding short-term securities)             141%           8%
Total return(i)                                                    (12.94%)       2.14%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 2.35% and 9.34% for the periods ended 2002 and 2001, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 3.12% and 10.11% for the periods ended 2002 and 2001, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 3.12% and 10.11% for the periods ended 2002 and 2001, respectively.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 2.18% and 9.17% for the periods ended 2002 and 2001, respectively.

(i)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
32 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP PARTNERS INTERNATIONAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners International Aggressive Growth Fund (a series of AXP Partners International Series, Inc.) as of October 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended October 31, 2002 and for the period from September 28, 2001 (when shares became publicly available) to October 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Partners International Aggressive Growth Fund as of October 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

December 13, 2002

--------------------------------------------------------------------------------
33 -- AXP PARTNERS INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2002 ANNUAL REPORT

Investments in Securities
AXP Partners International Core Fund

Oct. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (92.1%)(c)
Issuer                                                 Shares                            Value(a)

Australia (2.3%)
Banks and savings & loans (0.6%)
Australia & New Zealand
  Banking Group                                         6,350                             $66,361
Natl Australia Bank                                     3,300                              62,949
Total                                                                                     129,310

Energy (0.5%)
Santos                                                 31,000                             107,531

Media (0.6%)
News ADR                                                6,900                             160,287

Metals (0.5%)
BHP Billiton                                           13,071                              70,295
Rio Tinto                                               2,367                              41,972
Total                                                                                     112,267

Transportation (0.1%)
Brambles Inds                                           6,610                              25,130

Belgium (1.2%)
Banks and savings & loans (0.5%)
Dexia                                                  11,900                             114,664

Insurance (0.7%)
Fortis                                                  9,600                             175,498

Bermuda (0.6%)
Insurance
ACE                                                     1,680                              51,660
XL Capital Cl A                                         1,062                              80,871
Total                                                                                     132,531

Brazil (1.1%)
Beverages & tobacco (0.2%)
Companhia de Bebidas das
  Americas ADR                                          2,500                              36,175

Energy (0.5%)
Petroleo Brasileiro ADR                                 9,100                             120,393

Metals (0.2%)
Companhia Vale do Rio Doce ADR                          2,000(b)                           52,700

Utilities -- telephone (0.2%)
Telecomunicacoes Brasileiras ADR                        2,900                              50,953

Canada (0.7%)
Banks and savings & loans (0.1%)
Natl Bank of Canada                                     1,500                              28,160

Energy (0.2%)
Suncor Energy                                           3,200                              46,298

Paper & packaging (0.1%)
Abitibi-Consolidated                                    4,900                              31,112

Transportation (0.3%)
Canadian Natl Railway                                   1,500                              63,411

China (0.2%)
Energy equipment & services
PetroChina Cl H                                       300,000                              56,158

Denmark (0.5%)
Banks and savings & loans
Danske Bank                                             7,100                             113,056

Finland (1.8%)
Communications equipment & services (1.3%)
Nokia                                                  12,132                             206,046
Nokia ADR                                               6,700                             111,354
Total                                                                                     317,400

Computers & office equipment (0.2%)
TietoEnator                                             2,560                              36,405

Financial services (0.3%)
Sampo Cl A                                             10,500                              71,643


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Common stocks (continued)
Issuer                                                 Shares                             Value(a)

France (10.1%)
Automotive & related (0.5%)
Michelin Cl B                                           3,100(b)                          $90,133
PSA Peugeot Citroen                                       714                              30,291
Total                                                                                     120,424

Banks and savings & loans (1.2%)
BNP Paribas                                             4,839                             192,929
Societe Generale Cl A                                   1,588                              80,438
Total                                                                                     273,367

Beverages & tobacco (0.5%)
Pernod-Ricard                                           1,100                             111,438

Building materials & construction (1.1%)
Bouygues                                                3,963                             104,354
Compagnie de Saint-Gobain                               2,999                              65,130
Lafarge                                                 1,153                              91,859
Total                                                                                     261,343

Electronics (0.3%)
Thomson Multimedia                                      4,400(b)                           81,090

Energy (3.0%)
TotalFinaElf                                            5,066                             697,845

Health care (1.2%)
Sanofi-Synthelabo                                       4,712                             288,144

Industrial equipment & services (0.3%)
Schneider Electric                                      1,400                              64,884

Insurance (0.4%)
Assurances Generales
  de France (AFG)                                       2,400                              83,161

Leisure time & entertainment (0.3%)
Accor                                                   1,757                              62,377

Media (0.4%)
Havas                                                   5,106                              23,260
Societe Television Farancaise 1                         2,402                              61,846
Total                                                                                      85,106

Metals (0.4%)
Pechiney Cl A                                           2,800                              86,402

Multi-industry conglomerates (0.5%)
Vivendi Environnement                                   5,042                             119,535

Germany (4.8%)
Airlines (0.2%)
Deutsche Lufthansa                                      4,800(b)                           55,045

Automotive & related (0.8%)
Bayerische Motoren Werke                                2,894                             103,317
Volkswagen                                              2,700                             101,792
Total                                                                                     205,109

Banks and savings & loans (0.2%)
Bayerische Hyop-und Vereinsbank 2,700                  35,802

Chemicals (1.0%)
BASF                                                    3,600                             133,477
Bayer                                                   6,100                             115,742
Total                                                                                     249,219

Computers & office equipment (0.1%)
SAP                                                       211                              16,257

Insurance (0.4%)
Muenchener
  Rueckversicherungs-Gesellschaft                         670                              85,631

Retail (0.6%)
KarstadtQuelle                                          7,000                             134,275

Transportation (0.8%)
Deutsche Post                                          17,221                             176,167

Utilities -- electric (0.7%)
E.On                                                    3,700                             165,984

Greece (0.5%)
Utilities -- telephone
Hellenic Telecommunications
  Organization                                          9,700                             109,123

Hong Kong (1.5%)
Communications equipment & services (0.2%)
China Mobile                                           23,000(b)                           56,472

Financial services (0.3%)
Cheung Kong                                            11,000                              72,986

Multi-industry conglomerates (0.4%)
Swire Pacific Cl A                                     20,000                              84,109

Transportation (0.3%)
MTR                                                    60,000                              70,775

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT


Common stocks (continued)
Issuer                                                 Shares                             Value(a)

Hong Kong (cont.)
Utilities -- electric (0.3%)
Hongkong Electric Holdings                             17,000                             $69,095

Ireland (1.5%)
Banks and savings & loans (1.2%)
Allied Irish Banks                                      6,956                              97,817
Bank of Ireland                                        15,500                             171,916
Total                                                                                     269,733

Building materials & construction (0.3%)
CRH                                                     5,714                              72,147

Israel (0.2%)
Health care
Teva Pharmaceutical Inds ADR                              700                              54,201

Italy (2.9%)
Aerospace & defense (0.5%)
Finmeccanica                                          198,800                             109,264

Banks and savings & loans (0.5%)
Banca Popolare di Bergamo-
  Credito Varesino Scrl                                 3,200                              57,453
San Paolo-IMI                                           9,500                              59,270
Total                                                                                     116,723

Energy (0.7%)
ENI                                                    11,700                             162,443

Media (0.3%)
Mediaset                                               10,200                              71,212

Utilities -- telephone (0.9%)
Telecom Italia                                         26,400                             139,347
Telecom Italia Mobile                                  15,500                              71,990
Total                                                                                     211,337

Japan (17.4%)
Automotive & related (2.7%)
Honda Motor                                             6,100                             218,586
Nissan Motor                                           13,500                             103,694
Toyota Motor                                           12,300                             299,192
Total                                                                                     621,472

Banks and savings & loans (1.2%)
77 Bank                                                17,000                              65,774
Credit Saison                                           8,500                             167,905
Orix                                                      700                              39,597
Total                                                                                     273,276

Beverages & tobacco (--%)
Japan Tobacco                                               1                               6,424

Building materials & construction (0.6%)
Nishimatsu Construction                                10,000                              28,814
Rinnai                                                  4,900                             107,791
Total                                                                                     136,605

Chemicals (0.7%)
Shin-Etsu Chemical                                      3,500                             107,991
Sumitomo Bakelite                                      11,000                              44,176
Total                                                                                     152,167

Communications equipment & services (1.2%)
NTT DoCoMo                                                150                             276,712

Computers & office equipment (2.2%)
Canon                                                  12,000                             442,740
Fuji Machine Mfg                                        2,800                              20,798
Konami                                                  2,400                              57,203
Total                                                                                     520,741

Electronics (1.2%)
Minebea                                                16,000                              72,615
Murata Mfg                                                900                              42,535
Nintendo                                                  600                              57,791
Rohm                                                      500                              62,974
TDK                                                     1,200                              47,115
Total                                                                                     283,030

Financial services (0.9%)
Acom                                                      800                              24,749
Aiful                                                   1,700                              71,464
Nikko Cordial                                          10,000                              40,078
Nomura Holdings                                         1,000                              11,509
Shohkoh Fund                                              800                              61,122
Total                                                                                     208,922

Health care (0.9%)
Eisai                                                   2,000                              43,180
Takeda Chemical Inds                                    4,200                             174,500
Total                                                                                     217,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Common stocks (continued)
Issuer                            Shares             Value(a)

Japan (cont.)
Health care services (0.1%)
Yamanouchi Pharmaceutical                                 800                             $19,590

Household products (0.9%)
Kao                                                     9,000                             205,697

Industrial equipment & services (0.6%)
Mabuchi Motor                                           1,600                             142,095

Insurance (0.1%)
Millea Holdings                                             1(b)                            7,469
Mitsui Sumitomo Insurance                               2,000                               8,309
Total                                                                                      15,778

Leisure time & entertainment (0.6%)
Yamaha Motor                                           19,000                             139,426

Media (0.5%)
Sony                                                    2,200                              94,637
Toppan Printing                                         2,000                              14,872
Total                                                                                     109,509

Multi-industry conglomerates (0.6%)
Fuji Photo Film                                         3,000                              82,769
Olympus Optical                                         4,000                              60,697
Total                                                                                     143,466

Restaurants & lodging (0.3%)
Skylark                                                 4,600                              76,598

Retail (0.8%)
Lawson                                                  2,800                              69,480
Matsumotokiyoshi                                        3,200                             120,415
Total                                                                                     189,895

Transportation (0.7%)
East Japan Railway                                          7                              31,883
Nippon Express                                         31,000                             126,520
Total                                                                                     158,403

Utilities -- gas (0.3%)
Tokyo Gas                                              27,000                              78,900

Utilities -- telephone (0.3%)
Nippon Telegraph & Telephone                               18                              65,970

Luxembourg (0.3%)
Metals
Arcelor                                                 6,800(b)                           73,468

Mexico (1.2%)
Beverages & tobacco (0.2%)
Fomento Economico Mexicano ADR                          1,427                             $51,657

Building materials & construction (0.2%)
Cemex ADR                                               2,600                              52,702

Utilities -- telephone (0.8%)
Telefonos de Mexico ADR Cl L                            5,800                             176,900

Netherlands (5.2%)
Banks and savings & loans (0.6%)
ABN AMRO Holding                                        9,000                             132,175

Chemicals (0.6%)
Akzo Nobel                                              4,884                             146,066

Household products (0.3%)
Hunter Douglas                                          2,500                              61,399

Industrial equipment & services (0.6%)
Koninklijke (Royal) Philips
  Electronics                                           8,228                             146,360

Insurance (1.0%)
ING Groep                                              14,613                             244,420

Media (0.5%)
Reed Elsevier                                           1,465                              18,265
Wolters Kluwer                                          5,100                              89,445
Total                                                                                     107,710

Multi-industry conglomerates (0.2%)
Vedior                                                  6,200                              37,760

Retail (0.7%)
Buhrmann                                                8,600                              32,448
Koninklijke Ahold                                      11,000                             138,345
Total                                                                                     170,793

Textiles & apparel (0.5%)
Gucci Group                                             1,253                             113,209

Transportation (0.2%)
TPG                                                     3,581                              58,017

New Zealand (0.5%)
Utilities -- telephone
Telecom Corp of New Zealand                            46,481                             114,351

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Common stocks (continued)
Issuer                            Shares             Value(a)

Norway (0.3%)
Energy
Statoil                                                 8,900                             $64,626

Portugal (1.0%)
Utilities -- electric (0.4%)
EDP-Electricdade de Portugal                           59,500                              90,741

Utilities -- telephone (0.6%)
Portugal Telecom                                       22,758                             137,477

Singapore (1.6%)
Banks and savings & loans (1.3%)
DBS Group Holdings                                     28,000                             196,636
Oversea-Chinese Banking                                 9,000                              53,010
United Overseas Bank                                    7,000                              53,123
Total                                                                                     302,769

Electronics (0.2%)
Creative Technology                                     5,200                              38,220

Media (0.1%)
Singapore Press Holdings                                3,000                              33,641

South Korea (3.6%)
Banks and savings & loans (0.1%)
Kookmin Bank ADR                                          900                              29,115

Communications equipment & services (0.3%)
SK Telecom ADR                                          4,005                              80,380

Electronics (1.7%)
Samsung Electronics                                     2,543(d)                          362,377

Metals (0.2%)
POSCO ADR                                               2,143                              49,568

Utilities -- electric (0.6%)
Korea Electric Power ADR                               17,473                             146,948

Utilities -- telephone (0.7%)
KT ADR                                                  7,959                             163,478

Spain (2.0%)
Beverages & tobacco (0.2%)
Altadis                                                 2,466                              52,138

Energy (0.5%)
Repsol ADR                                              9,500                             105,070

Utilities -- electric (0.9%)
Endesa                                                 15,100                             155,966
Iberdrola                                               5,092                              60,511
Total                                                                                     216,477

Utilities -- telephone (0.4%)
Telefonica                                              9,121                              86,532

Sweden (1.7%)
Automotive & related (0.4%)
Autoliv                                                 4,400                              84,759

Banks and savings & loans (0.2%)
Svenska Handelsbanken Cl A                              4,400                              56,186

Building materials & construction (0.2%)
Sandvik                                                 2,228                              53,011

Communications equipment & services (0.3%)
Telefonaktiebolaget LM
  Ericsson Cl B                                        81,800(b)                           66,066

Financial services (0.6%)
Investor AB Cl B                                       25,300                             146,348

Switzerland (7.3%)
Banks and savings & loans (1.3%)
Julius Baer Holding Cl B                                  208                              50,866
UBS                                                     5,343(b)                          254,626
Total                                                                                     305,492

Building materials & construction (0.3%)
Holcim Cl B                                               433                              66,730

Chemicals (0.8%)
Ciba Specialty Chemicals                                1,311                              92,361
Clariant                                                6,300                              99,225
Total                                                                                     191,586

Food (1.7%)
Barry Callebaut                                           600                              52,940
Nestle                                                  1,621                             347,545
Total                                                                                     400,485

Health care (2.7%)
Novartis                                               12,099                             461,437
Roche Holding                                           1,700                             120,343
Synthes-Stratec                                            46                              27,827
Total                                                                                     609,607

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Common stocks (continued)
Issuer                                                 Shares                            Value(a)

Switzerland (cont.)
Multi-industry conglomerates (--%)
ABB                                                     6,807(b)                           $9,084

Retail (0.5%)
Compagnie Financiere
  Richemont Cl A                                        3,228                              55,760
Swatch Group                                            1,024(b)                           16,822
Swatch Group Cl B                                         528                              43,100
Total                                                                                     115,682

Taiwan (0.3%)
Electronics
United Microelectronics ADR                            14,800(b)                           61,420

United Kingdom (19.8%)
Aerospace & defense (0.6%)
BAE Systems                                            46,228                             134,703

Automotive & related (0.6%)
GKN                                                    39,000                             135,149

Banks and savings & loans (1.1%)
Barclays                                               37,160                             256,965

Beverages & tobacco (3.0%)
Allied Domecq                                          33,000                             197,221
British American Tobacco                                7,398                              75,695
Cadbury Schweppes                                      31,665                             206,087
Diageo                                                  9,593                             108,134
SABMiller                                              12,908                              87,241
Total                                                                                     674,378

Communications equipment & services (1.7%)
GlaxoSmithKline                                        20,330                             388,037

Energy (2.2%)
Shell Transport & Trading                              78,667                             505,528

Financial services (0.9%)
HSBC Holdings                                          14,107                             156,275
Old Mutual                                             51,700                              64,303
Total                                                                                     220,578

Furniture & appliances (0.1%)
Dixons Group                                            9,240                              27,539

Health care (1.4%)
AstraZeneca                                             8,673                             323,618

Household products (0.2%)
Reckitt Benckiser                                       2,927                              53,120

Leisure time & entertainment (0.2%)
Hilton Group                                           14,853                              40,433

Media (0.7%)
Carlton Communications                                  6,683                              13,069
Reed Elsevier                                           6,039                              53,334
WPP Group                                              14,312                              97,067
Total                                                                                     163,470

Metals (0.9%)
BHP Billiton                                            9,705                              47,372
Rio Tinto                                               9,429                             170,382
Total                                                                                     217,754

Multi-industry conglomerates (2.3%)
BOC Group                                              11,700                             164,559
Brambles Inds                                          11,820                              38,834
Bunzl                                                  18,900                             134,539
Morgan Crucible                                        37,400                              28,115
Unilever                                               16,700                             164,993
Total                                                                                     531,040

Retail (1.4%)
Debenhams                                              13,000                              64,270
Sainsbury (J)                                          31,000                             137,011
Tesco                                                  39,650                             122,979
Total                                                                                     324,260

Utilities -- electric (0.9%)
Scottish & Southern Energy                             11,900                             118,036
Scottish Power                                         16,908                              92,848
Total                                                                                     210,884

Utilities -- telephone (1.6%)
Vodafone Group                                        230,040                             369,795

Total common stocks
(Cost: $20,553,250)                                                                   $21,401,914

Preferred stock (0.2%)(c)
Issuer                                                 Shares                            Value(a)

Germany
Hugo Boss                                               4,400                             $44,401

Total preferred stock
(Cost: $37,471)                                                                           $44,401

Total investments in securities
(Cost: $20,590,721)(e)                                                                $21,446,315

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Oct. 31, 2002, the cost of securities for federal income tax purposes was $20,657,631 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized  appreciation          $1,309,866
     Unrealized depreciation             (521,182)
                                         --------
     Net unrealized appreciation       $  788,684
                                       ----------

--------------------------------------------------------------------------------
17   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Financial Statements
Statement of assets and liabilities
AXP Partners International Core Fund
Oct. 31, 2002

Assets
Investments in securities, at value (Note 1)
   (identified cost $20,590,721)                                               $21,446,315
Cash in bank on demand deposit                                                   1,730,123
Foreign currency holdings (identified cost $199,132) (Note 1)                      199,348
Capital shares receivable                                                           76,596
Dividends and accrued interest receivable                                            9,302
Receivable for investment securities sold                                          160,078
Unrealized appreciation on foreign currency contracts
  held, at value (Notes 1 and 5)                                                       145
                                                                                       ---
Total assets                                                                    23,621,907
                                                                                ----------

Liabilities
Payable for investment securities purchased                                        370,563
Unrealized depreciation on foreign currency contracts
  held, at value (Notes 1 and 5)                                                        82
Accrued investment management services fee                                             606
Accrued distribution fee                                                               169
Accrued transfer agency fee                                                             22
Accrued administrative services fee                                                     50
Other accrued expenses                                                              16,268
                                                                                    ------
Total liabilities                                                                  387,760
                                                                                   -------
Net assets applicable to outstanding capital stock                             $23,234,147
                                                                               ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                       $    44,650
Additional paid-in capital                                                      22,259,557
Undistributed net investment income                                                 67,917
Accumulated net realized gain (loss)                                                 6,639
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              855,384
                                                                                   -------
Total -- representing net assets applicable to outstanding capital stock       $23,234,147
                                                                               ===========
Net assets applicable to outstanding shares:    Class A                        $22,515,030
                                                Class B                        $   664,940
                                                Class C                        $    38,470
                                                Class Y                        $    15,707
Net asset value per share of outstanding capital stock:
                                                Class A shares   4,326,596     $      5.20
                                                Class B shares     127,964     $      5.20
                                                Class C shares       7,401     $      5.20
                                                Class Y shares       3,018     $      5.20
                                                                     -----     -----------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Statement of operations
AXP Partners International Core Fund
For the period from Oct. 3, 2002* to Oct. 31, 2002

Investment income
Income:
Dividends                                                      $ 10,730
Interest                                                          1,315
   Less foreign taxes withheld                                     (953)
                                                                   ----
Total income                                                     11,092
                                                                 ------
Expenses (Note 2):
Investment management services fee                               15,692
Distribution fee
   Class A                                                        3,994
   Class B                                                          178
   Class C                                                           13
Transfer agency fee                                                 228
Incremental transfer agency fee
   Class A                                                           17
   Class B                                                           13
   Class C                                                            1
Service fee -- Class Y                                                1
Administrative services fees and expenses                         1,294
Custodian fees                                                    5,600
Printing and postage                                              5,600
Registration fees                                                46,000
Audit fees                                                       14,000
Other                                                                28
                                                                     --
Total expenses                                                   92,659
   Expenses waived/reimbursed by AEFC (Note 2)                  (64,500)
                                                                -------
                                                                 28,159
   Earnings credits on cash balances (Note 2)                       (35)
                                                                    ---
Total net expenses                                               28,124
                                                                 ------
Investment income (loss) -- net                                 (17,032)
                                                                -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                 6,287
   Foreign currency transactions                                 (4,800)
                                                                 ------
Net realized gain (loss) on investments                           1,487
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies              770,519
                                                                -------
Net gain (loss) on investments and foreign currencies           772,006
                                                                -------
Net increase (decrease) in net assets
   resulting from operations                                   $754,974
                                                               ========

* When shares became publicly available.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
19   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Statement of changes in net assets
AXP Partners International Core Fund

For the period from Oct. 3, 2002* to Oct. 31, 2002

Operations
Investment income (loss) -- net                                               $   (17,032)
Net realized gain (loss) on investments                                             1,487
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             770,519
                                                                                  -------
Net increase (decrease) in net assets resulting from operations                   754,974
                                                                                  -------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                      1,700,568
   Class B shares                                                                 671,673
   Class C shares                                                                  27,652
   Class Y shares                                                                   5,000
Payments for redemptions
   Class A shares                                                                  (4,000)
   Class B shares (Note 2)                                                        (30,804)
                                                                                  -------
Increase (decrease) in net assets from capital share transactions               2,370,089
                                                                                ---------
Total increase (decrease) in net assets                                         3,125,063
Net assets at beginning of period (Note 1)                                     20,109,084**
                                                                               ----------
Net assets at end of period                                                   $23,234,147
                                                                              ===========
Undistributed net investment income                                           $    67,917
                                                                              -----------

 * When shares became publicly available.

** Initial capital of $20,000,000 was contributed on Sept. 26, 2002. The Fund had an increase in net assets resulting from operations of $109,084 during the period from Sept. 26, 2002 to Oct. 3, 2002 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Notes to Financial Statements
AXP Partners International Core Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of foreign issuers. On Sept. 26, 2002, American Express Financial Corporation (AEFC) invested $20,000,000 in the Fund which represented 3,994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Oct. 3, 2002. As of Oct. 31, 2002, AEFC owned approximately 90% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for

--------------------------------------------------------------------------------
21   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT
which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of Oct. 31, 2002, foreign currency holdings consisted of multiple denominations.

--------------------------------------------------------------------------------
22   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $91,456 and accumulated net realized gain has been decreased by $25,574 resulting in a net reclassification adjustment to decrease paid-in capital by $65,882.

The tax character of distributions paid for the period indicated is as follows:

For the period from Oct. 3, 2002* to Oct. 31, 2002
Class A
Distributions paid from:
      Ordinary income                                     $--
      Long-term capital gain                               --
Class B
Distributions paid from:
      Ordinary income                                      --
      Long-term capital gain                               --
Class C
Distributions paid from:
      Ordinary income                                      --
      Long-term capital gain                               --
Class Y
Distributions paid from:
      Ordinary income                                      --
      Long-term capital gain                               --

*When shares became publicly available.

As of Oct. 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                        $ 80,595
Accumulated gain (loss)                              $     --
Unrealized appreciation (depreciation)               $849,345

--------------------------------------------------------------------------------
23   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.97% to 0.845% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on May 1, 2003, and will cover the six-month period beginning Nov. 1, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has Subadvisory Agreements with The Boston Company Asset Management, LLC and Putnam Investment Management, LLC. New investments in the Fund, net of any redemptions, are allocated to the Subadvisers in equal portions. However, each Subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.00

o    Class B $20.00

o    Class C $19.50

o    Class Y $17.00

--------------------------------------------------------------------------------
24   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $6,055 for Class A for the period ended Oct. 31, 2002.

For the period ended Oct. 31, 2002, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 1.67% for Class A, 2.52% for Class B, 2.51% for Class C and 1.52% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.75% for Class A, 2.52% for Class B, 2.52% for Class C and 1.58% for Class Y of the Fund's average daily net assets.

During the period ended Oct. 31, 2002, the Fund's custodian and transfer agency fees were reduced by $35 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,072,548 and $480,202, respectively, for the period ended Oct. 31, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the period from Oct. 3, 2002* to Oct. 31, 2002 are as follows:

                                      Class A    Class B    Class C     Class Y
Sold                                  333,374    131,899     5,401       1,018
Issued for reinvested distributions        --         --        --          --
Redeemed                                 (778)    (5,935)       --          --
                                         ----     ------    ------      ------
Net increase (decrease)               332,596    125,964     5,401       1,018
                                      -------    -------     -----       -----
* When shares became publicly available.

--------------------------------------------------------------------------------
25   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 2002, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date            Currency to                 Currency to            Unrealized            Unrealized
                        be delivered                 be received           appreciation          depreciation
Nov. 1, 2002                   1,104                      1,088                 $ --                 $ 6
              European Monetary Unit                U.S. Dollar

Nov. 1, 2002                   8,027                      5,149                   29                  --
                         U.S. Dollar              British Pound

Nov. 4, 2002                   3,948                      3,884                   --                  25
              European Monetary Unit                U.S. Dollar

Nov. 4, 2002                  11,084                      7,113                   45                  --
                         U.S. Dollar              British Pound

Nov. 5, 2002                   4,928                      5,010                   32                  --
                         U.S. Dollar     European Monetary Unit

Nov. 5, 2002               1,477,542                     12,030                   --                  31
                        Japanese Yen                U.S. Dollar

Nov. 5, 2002                   1,119                      1,654                    1                  --
                         U.S. Dollar                Swiss Franc

Nov. 5, 2002                   2,106                      3,284                   --                   9
                         U.S. Dollar            Canadian Dollar

Nov. 5, 2002                   3,944                      2,520                   --                   1
                         U.S. Dollar              British Pound

Nov. 5, 2002                  11,886                     11,761                   --                  10
              European Monetary Unit                U.S. Dollar

Nov. 5, 2002                   1,881                         15                   --                  --
                        Japanese Yen                U.S. Dollar

Nov. 6, 2002                   7,347                      7,426                    6                  --
                         U.S. Dollar     European Monetary Unit

Nov. 6, 2002                  26,926                  3,302,602                   32                  --
                         U.S. Dollar               Japanese Yen

Total                                                                           $145                 $82

6. BANK BORROWINGS
The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings not to exceed the aggregate of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the period ended Oct. 31, 2002.

--------------------------------------------------------------------------------
26   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                2002(b)
Net asset value, beginning of period                       $5.03
                                                           -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)            .17
                                                             ---
Net asset value, end of period                             $5.20
                                                           -----

Ratios/supplemental data
Net assets, end of period (in millions)                      $22
Ratio of expenses to average daily net assets(c),(e)       1.67%(d)
Ratio of net investment income
  (loss) to average daily net assets                      (1.01%)(d)
Portfolio turnover rate (excluding short-term securities)     2%
Total return(i)                                            3.38%

Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                2002(b)
Net asset value, beginning of period                       $5.03
                                                           -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)            .17
                                                             ---
Net asset value, end of period                             $5.20
                                                           -----

Ratios/supplemental data
Net assets, end of period (in millions)                       $1
Ratio of expenses to average daily net assets(c),(f)       2.52%(d)
Ratio of net investment income (loss)
   to average daily net assets                            (1.46%)(d)
Portfolio turnover rate (excluding short-term securities)     2%
Total return(i)                                            3.38%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
27   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                2002(b)
Net asset value, beginning of period                       $5.03
                                                           -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)            .17
                                                             ---
Net asset value, end of period                             $5.20
                                                           -----

Ratios/supplemental data
Net assets, end of period (in millions)                      $--
Ratio of expenses to average daily net assets(c),(g)        2.51%(d)
Ratio of net investment income (loss)
   to average daily net assets                            (1.60%)(d)
Portfolio turnover rate (excluding short-term securities)     2%
Total return(i)                                            3.38%

Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                2002(b)
Net asset value, beginning of period                       $5.03
                                                           -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)            .17
                                                             ---
Net asset value, end of period                             $5.20
                                                           -----

Ratios/supplemental data
Net assets, end of period (in millions)                      $--
Ratio of expenses to average daily net assets(c),(h)        1.52%(d)
Ratio of net investment income
   (loss) to average daily net assets                      (.80%)(d)
Portfolio turnover rate (excluding short-term securities)     2%
Total return(i)                                            3.38%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 5.51% for the period ended Oct. 31, 2002.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 6.28% for the period ended Oct. 31, 2002.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 6.28% for the period ended Oct. 31, 2002.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 5.34% for the period ended Oct. 31, 2002.

(i) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
28   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP PARTNERS INTERNATIONAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners International Core Fund (a series of AXP Partners International Series, Inc.) as of October 31, 2002, the related statements of operations, changes in net assets and the financial highlights for the period from October 3, 2002 (when shares became publicly available) to October 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Partners International Core Fund as of October 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

December 13, 2002

--------------------------------------------------------------------------------
29   --   AXP PARTNERS INTERNATIONAL CORE FUND   --   2002 ANNUAL REPORT

Investments in Securities

AXP Partners International Select Value Fund

Oct. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (96.8%)(c)
Issuer                                                Shares            Value(a)

Australia (3.3%)

Banks and savings & loans (2.1%)
Australia & New Zealand
   Banking Group                                     218,900          $2,287,647
Natl Australia Bank                                   83,751           1,597,579
Westpac Banking                                      140,840           1,109,960
Total                                                                  4,995,186

Metals (0.7%)
BHP Billiton                                         318,200           1,711,264

Retail (0.5%)
Coles Myer                                           361,200           1,280,978

Austria (1.1%)

Energy
OMV                                                   27,850           2,700,068

Belgium (1.5%)

Banks and savings & loans (0.8%)
KBC Bankverzekeringsholding                           61,300           1,930,431

Multi-industry conglomerates (0.5%)
Agfa Gevaert                                          66,000           1,232,032

Retail (0.2%)
Delhaize Le Lion                                      33,800             527,186

Canada (4.8%)

Automotive & related (1.0%)
Magna Intl Cl A                                       44,063           2,376,645

Banks and savings & loans (2.5%)
Bank of Nova Scotia                                  204,799           6,002,021

Communications equipment & services (0.1%)
Nortel Networks                                      164,400(b)          199,527

Energy (0.5%)
Talisman Energy                                       33,700           1,230,249

Transportation (0.3%)
Canadian Natl Railway                                  7,700             325,510
Canadian Pacific Railway                              23,700             465,371
Total                                                                    790,881

Utilities -- telephone (0.4%)
BCE                                                   59,867           1,032,522

Denmark (0.4%)

Banks and savings & loans
Danske Bank                                           57,700             918,778

Finland (1.9%)

Communications equipment & services (0.3%)
Nokia                                                 40,000             679,346

Energy equipment & services (0.6%)
Fortum                                               250,000           1,497,829

Paper & packaging (1.0%)
Stora Enso                                           234,500           2,438,366

France (11.2%)

Automotive & related (2.1%)
PSA Peugeot Citroen                                  117,100           4,967,903

Banks and savings & loans (4.5%)
BNP Paribas                                          164,100           6,542,581
Societe Generale Cl A                                 83,800           4,244,792
Total                                                                 10,787,373

Building materials & construction (1.1%)
Compagnie de Saint-Gobain                            125,300           2,721,175

Energy (1.8%)
TotalFinaElf                                          32,300           4,449,349

Health care (0.2%)
Aventis                                                7,800             466,936

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Issuer                                                Shares            Value(a)

France (cont.)

Insurance (1.3%)
Assurances Generales
  de France (AFG)                                     94,000          $3,257,156

Leisure time & entertainment (0.2%)
Accor                                                 13,100             465,080

Germany (8.7%)

Automotive & related (1.0%)
Volkswagen                                            69,300           2,505,351

Building materials & construction (0.8%)
HeidelbergerCement                                    51,900           1,974,656

Chemicals (0.9%)
BASF                                                  57,700           2,139,333

Electronics (2.2%)
Siemens                                              108,900           5,153,849

Health care (1.1%)
Altana                                                30,100           1,440,324
Merck                                                 58,700           1,284,687
Total                                                                  2,725,011

Insurance (0.6%)
AMB Generali Holding                                  18,496           1,132,515
Hannover Rueckversicherungs                           16,500(b)          375,165
Total                                                                  1,507,680

Retail (0.3%)
KarstadtQuelle                                        43,700             838,258

Utilities -- electric (1.8%)
E.On                                                  94,600           4,243,813

Hong Kong (0.8%)

Multi-industry conglomerates (0.3%)
Wharf Holdings                                       413,000             828,711

Utilities -- electric (0.5%)
CLP Holdings                                         250,000           1,012,898

Ireland (3.2%)

Banks and savings & loans
Allied Irish Banks                                   251,517           3,524,444
Bank of Ireland                                      393,900           4,368,886
Total                                                                  7,893,330

Italy (6.1%)

Banks and savings & loans (0.9%)
IntesaBci                                            693,000           1,176,966
UniCredito Italiano                                  296,400           1,115,395
Total                                                                  2,292,361

Energy (3.0%)
ENI                                                  506,700           7,035,026

Financial services (0.5%)
Parmalat Finanziaria                                 460,800           1,286,851

Insurance (0.4%)
Riunione Adriatica di Sicurta (RAS)                   85,000           1,058,928

Utilities -- telephone (1.3%)
Telecom Italia                                       410,000           3,256,305

Japan (26.2%)

Automotive & related (6.1%)
Bridgestone                                           80,000             997,143
Honda Motor                                          142,900           5,120,651
Nissan Motor                                         710,000           5,453,515
Toyota Motor                                         133,400           3,244,894
Total                                                                 14,816,203

Banks and savings & loans (1.3%)
Takefuji                                              78,200           3,280,940

Building materials & construction (0.8%)
Daiwa House Inds                                     356,000           1,906,261

Chemicals (0.6%)
Mitsui Chemicals                                     432,000           1,512,758

Computers & office equipment (2.7%)
Canon                                                181,000           6,677,985

Electronics (1.1%)
Hitachi                                              516,000           2,017,501
Mitsubishi Electric                                  162,000(b)          411,248
Yamaha                                                40,000             344,788
Total                                                                  2,773,537

Financial services (1.8%)
Acom                                                  20,000             618,725
Daito Trust Construction                              78,000           1,531,222
Nomura Holdings                                       89,000           1,024,325
Promise                                               33,900           1,098,547
Total                                                                  4,272,819

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Issuer                                                Shares            Value(a)

Japan (cont.)

Food (0.8%)
Nippon Meat Packers                                  229,000          $1,925,312

Health care (2.2%)
Daiichi Pharmaceutical                               118,000           1,724,104
Sankyo                                               147,000           1,732,659
Tanabe Seiyaku                                       210,000           1,782,711
Total                                                                  5,239,474

Media (0.1%)
Toppan Printing                                       49,000             364,370

Multi-industry conglomerates (2.4%)
Mitsubishi                                           324,000           2,023,182
Mitsui                                               473,000           2,235,467
Sumitomo                                             354,000           1,534,356
Total                                                                  5,793,005

Paper & packaging (0.8%)
OJI Paper                                            446,000           1,925,835

Retail (1.3%)
C&S                                                  110,400           1,618,467
Uny                                                  147,000           1,442,282
Total                                                                  3,060,749

Transportation (1.5%)
East Japan Railway                                       420           1,912,987
Mitsui O.S.K. Lines                                1,009,000           1,746,045
Total                                                                  3,659,032

Utilities -- electric (1.4%)
Kyushu Electric Power                                132,200           1,799,931
Tohoku Electric Power                                125,200           1,665,791
Total                                                                  3,465,722

Utilities -- telephone (1.3%)
Nippon Telegraph & Telephone                             872           3,195,886

Luxembourg (1.6%)

Metals
Arcelor                                              352,700(b)        3,810,632

Netherlands (4.2%)

Banks and savings & loans (0.9%)
ABN AMRO Holding                                     141,648           2,080,264

Chemicals (2.1%)
DSM                                                  118,000           4,989,726

Energy (0.5%)
Royal Dutch Petroleum                                 30,800           1,332,294

Insurance (0.2%)
ING Groep                                             29,600             495,095

Media (0.4%)
Wolters Kluwer                                        52,916             928,053

Multi-industry conglomerates (0.1%)
Hagemeyer                                             47,768             361,881

Norway (1.3%)

Banks and savings & loans (0.6%)
DnB Holding                                          307,100           1,416,444

Paper & packaging (0.7%)
Norske Skogindustrier                                132,200           1,742,140

Singapore (0.5%)

Banks and savings & loans (0.1%)
United Overseas Bank                                  43,000             326,330

Communications equipment & services (0.4%)
Singapore Telecommunications                         976,000             795,967

Spain (4.5%)

Banks and savings & loans (0.9%)
Banco Santander Central Hispano                      342,400           2,098,897

Building materials & construction (1.0%)
Grupo Dragados                                       175,000           2,531,950

Utilities -- electric (1.3%)
Iberdrola                                            262,000           3,113,503

Utilities -- telephone (1.3%)
Telefonica                                           348,735           3,308,475

Sweden (3.0%)

Automotive & related (0.5%)
Autoliv                                               67,300           1,296,434

Financial services (0.4%)
Nordea                                               210,000             859,491

Furniture & appliances (1.1%)
Electrolux Cl B                                      173,800           2,636,667

Paper & packaging (1.0%)
Svenska Cellulosa                                     78,800           2,408,103

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Issuer                                                Shares            Value(a)

Switzerland (0.9%)

Chemicals (0.2%)
Givaudan                                               1,140            $477,252

Health care (0.7%)
Novartis                                              45,500           1,735,300

United Kingdom (11.6%)

Banks and savings & loans (0.7%)
Lloyds TSB Group                                     204,700           1,761,392

Beverages & tobacco (1.0%)
British American Tobacco                             232,700           2,380,946

Communications equipment & services (0.1%)
GlaxoSmithKline                                       13,000             248,130

Health care (0.5%)
AstraZeneca                                           32,600           1,216,414

Insurance (2.6%)
Aviva                                                264,100           2,024,603
Royal & Sun Alliance
  Insurance Group                                  2,530,300           4,592,038
Total                                                                  6,616,641

Media (0.2%)
Reed Elsevier                                         49,500             437,164

Metals (0.1%)
BHP Billiton                                          51,722             252,467

Multi-industry conglomerates (1.0%)
Six Continents                                       300,200           2,437,550

Restaurants & lodging (0.5%)
Whitebread                                           148,300           1,267,964

Retail (2.6%)
Safeway                                            1,325,800           4,604,755
Wolseley                                             191,200           1,600,358
Total                                                                  6,205,113

Utilities -- telephone (2.3%)
BT Group                                             326,100             925,983
Vodafone Group                                     2,846,900           4,576,458
Total                                                                  5,502,441

Total common stocks
(Cost: $262,668,722)                                                $235,351,650

Total investments in securities
(Cost: $262,668,722)(d)                                             $235,351,650

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At Oct. 31, 2002, the cost of securities for federal income tax purposes was $262,670,465 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  5,091,603
     Unrealized depreciation                                       (32,410,418)
                                                                   -----------
     Net unrealized depreciation                                  $(27,318,815)
                                                                  ------------

--------------------------------------------------------------------------------
14 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Partners International Select Value Fund

Oct. 31, 2002
Assets
Investments in securities, at value (Note 1)
   (identified cost $262,668,722)                                                                      $235,351,650
Cash in bank on demand deposit                                                                            6,900,692
Foreign currency holdings (identified cost $1,468,713) (Note 1)                                           1,481,487
Capital shares receivable                                                                                   363,292
Dividends and accrued interest receivable                                                                   720,548
Receivable for investment securities sold                                                                 1,405,744
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                        904,758
                                                                                                            -------
Total assets                                                                                            247,128,171
                                                                                                        -----------
Liabilities
Capital shares payable                                                                                       20,643
Payable for investment securities purchased                                                               3,677,741
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                        108,706
Accrued investment management services fee                                                                    5,899
Accrued distribution fee                                                                                      3,258
Accrued transfer agency fee                                                                                   2,371
Accrued administrative services fee                                                                             524
Other accrued expenses                                                                                      172,170
                                                                                                            -------
Total liabilities                                                                                         3,991,312
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $243,136,859
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    513,183
Additional paid-in capital                                                                              271,709,429
Accumulated net realized gain (loss) (Note 7)                                                            (2,596,077)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (26,489,676)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                               $243,136,859
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $162,984,428
                                                            Class B                                    $ 76,694,268
                                                            Class C                                    $  3,420,142
                                                            Class Y                                    $     38,021
Net asset value per share of outstanding capital stock:     Class A shares               34,315,033    $       4.75
                                                            Class B shares               16,269,261    $       4.71
                                                            Class C shares                  725,990    $       4.71
                                                            Class Y shares                    7,990    $       4.76
                                                                                              -----    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Statement of operations
AXP Partners International Select Value Fund

Year ended Oct. 31, 2002
Investment income
Income:
Dividends                                                                                              $  3,596,853
Interest                                                                                                    155,121
   Less foreign taxes withheld                                                                             (390,133)
                                                                                                           --------
Total income                                                                                              3,361,841
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,253,447
Distribution fee
   Class A                                                                                                  241,544
   Class B                                                                                                  409,628
   Class C                                                                                                   16,704
Transfer agency fee                                                                                         384,169
Incremental transfer agency fee
   Class A                                                                                                   28,183
   Class B                                                                                                   24,065
   Class C                                                                                                    1,179
Service fee -- Class Y                                                                                           31
Administrative services fees and expenses                                                                   111,179
Compensation of board members                                                                                 8,963
Custodian fees                                                                                               74,985
Printing and postage                                                                                         91,333
Registration fees                                                                                           181,252
Audit fees                                                                                                   15,000
Other                                                                                                        16,821
                                                                                                             ------
Total expenses                                                                                            2,858,483
   Expenses waived/reimbursed by AEFC (Note 2)                                                             (242,137)
                                                                                                           --------
                                                                                                          2,616,346
   Earnings credits on cash balances (Note 2)                                                                  (848)
                                                                                                               ----
Total net expenses                                                                                        2,615,498
                                                                                                          ---------
Investment income (loss) -- net                                                                             746,343
                                                                                                            -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        (2,596,077)
   Foreign currency transactions                                                                         (2,390,324)
                                                                                                         ----------
Net realized gain (loss) on investments                                                                  (4,986,401)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (26,725,540)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   (31,711,941)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(30,965,598)
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP Partners International Select Value Fund
                                                                                                     For the period from
                                                                                 Oct. 31, 2002       Sept. 28, 2001* to
                                                                                  Year ended            Oct. 31, 2001
Operations
Investment income (loss) -- net                                                  $    746,343           $   (15,378)
Net realized gain (loss) on investments                                            (4,986,401)              (19,046)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             (26,725,540)               96,578
                                                                                  -----------                ------
Net increase (decrease) in net assets resulting from operations                   (30,965,598)               62,154
                                                                                  -----------                ------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                        219,106,278            10,712,029
   Class B shares                                                                  90,830,923             3,957,711
   Class C shares                                                                   3,886,525               122,018
   Class Y shares                                                                      31,122                 3,268
Payments for redemptions
   Class A shares                                                                 (51,633,582)               (8,106)
   Class B shares (Note 2)                                                         (7,925,106)              (18,053)
   Class C shares (Note 2)                                                           (162,760)                   --
   Class Y shares                                                                      (1,365)                   --
                                                                                  -----------            ----------
Increase (decrease) in net assets from capital share transactions                 254,132,035            14,768,867
                                                                                  -----------            ----------
Total increase (decrease) in net assets                                           223,166,437            14,831,021
Net assets at beginning of year                                                    19,970,422             5,139,401**
                                                                                   ----------             ---------
Net assets at end of year                                                        $243,136,859           $19,970,422
                                                                                 ============           ===========

  * When shares became publicly available.

 ** Initial capital of $5,000,000 was contributed on Sept. 21, 2001-Sept. 25,
    2001. The Fund had an increase in net assets resulting from operations of $139,401 during the period from Sept. 21, 2001 to Sept. 28, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP Partners International Select Value Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far
East) Index and Canada. Initial contributions were made during the period Sept. 21, 2001-Sept. 25, 2001, American Express Financial Corporation (AEFC) invested $5,000,000 in the Fund which represented 994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Sept. 28, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for

--------------------------------------------------------------------------------
18 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on

--------------------------------------------------------------------------------
19 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT dividends, interest income and foreign withholding taxes. As of Oct. 31, 2002, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $746,343 and accumulated net realized loss has been decreased by $2,390,324 resulting in a net reclassification adjustment to decrease paid-in capital by $1,643,981.

The tax character of distributions paid for the years indicated is as follows:

                                                        For the period from
                                    Oct. 31, 2002       Sept. 28, 2001* to
                                      Year ended            Oct. 31, 2001
Class A
Distributions paid from:
     Ordinary income                       $--                  $--
     Long-term capital gain                 --                   --

Class B
Distributions paid from:
     Ordinary income                        --                   --
     Long-term capital gain                 --                   --

Class C
Distributions paid from:
     Ordinary income                        --                   --
     Long-term capital gain                 --                   --

Class Y
Distributions paid from:
     Ordinary income                        --                   --
     Long-term capital gain                 --                   --

* When the shares became publicly available.

--------------------------------------------------------------------------------
20 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

As of Oct. 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                  $         --
Accumulated gain (loss)                                        $ (2,596,077)
Unrealized appreciation (depreciation)                         $(26,489,676)

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.90% to 0.775% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment was made on April 1, 2002, and will cover the six-month period beginning Oct. 1, 2001. The adjustment decreased the fee by $90 for the year ended Oct. 31, 2002. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications will begin Dec. 1, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Subadvisory Agreement with Alliance Capital Management L.P.

--------------------------------------------------------------------------------
21 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,051,615 for Class A and $21,643 for Class B and $280 for Class C for the year ended Oct. 31, 2002.

For the year ended Oct. 31, 2002, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 1.64% for Class A, 2.41% for Class B, 2.42% for Class C and 1.45% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.65% for Class A, 2.42% for Class B, 2.42% for Class C and 1.48% for Class Y of the Fund's average daily net assets.

During the year ended Oct. 31, 2002, the Fund's custodian and transfer agency fees were reduced by $848 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $266,026,263 and $16,971,983, respectively, for the year ended Oct. 31, 2002. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
22 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Year ended Oct. 31, 2002
                                              Class A           Class B          Class C           Class Y
Sold                                       41,142,796        17,065,821          732,518             5,675
Issued for reinvested distributions                --                --               --                --
Redeemed                                   (9,866,931)       (1,551,538)         (31,902)             (304)
                                           ----------        ----------          -------              ----
Net increase (decrease)                    31,275,865        15,514,283          700,616             5,371
                                           ----------        ----------          -------             -----

                                                    Sept. 28, 2001* to Oct. 31, 2001 Class A Class B
                                              Class C Class Y
Sold                                        2,046,727           756,436           23,374               619
Issued for reinvested distributions                --                --               --                --
Redeemed                                       (1,559)           (3,458)              --                --
                                               ------            ------
Net increase (decrease)                     2,045,168           752,978           23,374               619
                                            ---------           -------           ------               ---

* When shares became publicly available.

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 2002, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date         Currency to     Currency to       Unrealized   Unrealized
                     be delivered     be received     appreciation  depreciation

Dec. 18, 2002           1,500,000         999,667       $     --     $ 17,687
                      Swiss Franc     U.S. Dollar

Dec. 18, 2002           1,100,000       1,699,060             --       17,084
                    British Pound     U.S. Dollar

Dec. 18, 2002           1,700,000       2,629,050             --       23,172
                    British Pound     U.S. Dollar

Dec. 18, 2002       5,380,000,000      44,893,191        887,304           --
                     Japanese Yen     U.S. Dollar

Dec. 18, 2002         330,000,000       2,685,656             --       13,590
                     Japanese Yen      U.S Dollar

Dec. 18, 2002           2,763,587     340,000,000         17,454           --
                      U.S. Dollar    Japanese Yen

Dec. 18, 2002          10,400,000       1,351,878             --       37,173
                  Norwegian Krone     U.S. Dollar
                                                        --------     --------
Total                                                   $904,758     $108,706
                                                        --------     --------

--------------------------------------------------------------------------------
23 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended Oct. 31, 2002.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $2,596,077 as of Oct. 31, 2002, that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
24 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                          2002         2001(b)
Net asset value, beginning of period                                 $5.23        $5.14
Income from investment operations:
Net investment income (loss)                                           .02           --
Net gains (losses) (both realized and unrealized)                     (.50)         .09
Total from investment operations                                      (.48)         .09
Net asset value, end of period                                       $4.75        $5.23

Ratios/supplemental data
Net assets, end of period (in millions)                               $163          $16
Ratio of expenses to average daily net assets(c,e)                   1.64%        1.65%(d)
Ratio of net investment income (loss) to average daily net assets     .77%       (1.33%)(d)
Portfolio turnover rate (excluding short-term securities)              13%           0%
Total return(i)                                                     (9.18%)       1.75%

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                          2002         2001(b)
Net asset value, beginning of period                                 $5.22        $5.14
Income from investment operations:
Net investment income (loss)                                            --         (.01)
Net gains (losses) (both realized and unrealized)                     (.51)         .09
Total from investment operations                                      (.51)         .08
Net asset value, end of period                                       $4.71        $5.22

Ratios/supplemental data
Net assets, end of period (in millions)                                $77           $4
Ratio of expenses to average daily net assets(c,f)                   2.41%        2.42%(d)
Ratio of net investment income (loss) to average daily net assets     .01%       (1.99%)(d)
Portfolio turnover rate (excluding short-term securities)              13%           0%
Total return(i)                                                     (9.77%)       1.56%

--------------------------------------------------------------------------------
25 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                         2002         2001(b)
Net asset value, beginning of period                                $5.22        $5.14
Income from investment operations:
Net investment income (loss)                                           --         (.01)
Net gains (losses) (both realized and unrealized)                    (.51)         .09
Total from investment operations                                     (.51)         .08
Net asset value, end of period                                      $4.71        $5.22

Ratios/supplemental data
Net assets, end of period (in millions)                                $3          $--
Ratio of expenses to average daily net assets(c,g)                   2.42%        2.42%(d)
Ratio of net investment income (loss) to average daily net assets     .02%       (2.06%)(d)
Portfolio turnover rate (excluding short-term securities)              13%           0%
Total return(i)                                                     (9.77%)       1.56%

Class Y
Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                         2002         2001(b)
Net asset value, beginning of period                                 $5.23        $5.14
Income from investment operations:
Net investment income (loss)                                           .03           --
Net gains (losses) (both realized and unrealized)                     (.50)         .09
Total from investment operations                                      (.47)         .09
Net asset value, end of period                                       $4.76        $5.23

Ratios/supplemental data
Net assets, end of period (in millions)                                $--          $--
Ratio of expenses to average daily net assets(c,h)                   1.45%        1.48%(d)
Ratio of net investment income (loss) to average daily net assets    1.01%       (1.23%)(d)
Portfolio turnover rate (excluding short-term securities)              13%           0%
Total return(i)                                                     (8.99%)       1.75%

--------------------------------------------------------------------------------
26 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.82% and 10.15% for the periods ended 2002 and 2001, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.59% and 10.92% for the periods ended 2002 and 2001, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.59% and 10.92% for the periods ended 2002 and 2001, respectively.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.65% and 9.98% for the periods ended 2002 and 2001, respectively.

(i)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
27 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP PARTNERS INTERNATIONAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners International Select Value Fund (a series of AXP Partners International Series, Inc.) as of October 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended October 31, 2002 and for the period from September 28, 2001 (when shares became publicly available) to October 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Partners International Select Value Fund as of October 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

December 13, 2002

--------------------------------------------------------------------------------
28 -- AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2002 ANNUAL REPORT

Investments in Securities
AXP Partners International Small Cap Fund

Oct. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (83.6%)(c)

Issuer                                                 Shares                Value(a)

Australia (4.1%)
Computers & office equipment (0.5%)
Computershare                                          42,800                  $52,734

Energy (0.2%)
Santos                                                  7,600                   26,363

Media (1.1%)
APN News & Media                                       37,800                   62,308
Southern Cross Broadcasting                            11,200                   55,633
Total                                                                          117,941

Metals (1.0%)
Iluka Resources                                        32,158                   85,669
Sons of Gwalia                                         15,420                   22,679
Total                                                                          108,348

Multi-industry conglomerates (0.3%)
Mayne Group                                            18,280                   36,523

Retail (0.4%)
David Jones                                            72,700                   43,576

Utilities -- gas (0.6%)
Australian Pipeline Trust                              40,600                   59,487

Brazil (0.5%)
Paper & packaging (0.2%)
Aracruz Celulose ADR                                    1,590(b)                25,424

Utilities -- telephone (0.3%)
Telemig Celular Participacoes ADR                       2,000                   33,620

Canada (3.6%)
Automotive & related (0.3%)
Linamar                                                 6,550                   37,614

Electronics (1.0%)
ATI Technologies                                       10,680(b)                67,880
GSI Lumonics                                            6,180(b)                30,436
Total                                                                           98,316

Energy equipment & services (0.5%)
Precision Drilling                                      1,640(b)                55,764

Food (0.8%)
North West Company Fund                                 3,850                   50,046
Sobeys                                                  1,680                   40,125
Total                                                                           90,171

Media (0.5%)
Torstar Cl B                                            3,380                   56,135

Multi-industry conglomerates (0.5%)
G.T.C. Transcontinental Group Cl B                      2,050                   50,088

China (0.7%)
Multi-industry conglomerates
Beijing Capital Intl Airport                          354,000                   74,890

Denmark (2.2%)
Building materials & construction (0.5%)
Danske Traelast                                         3,340                   51,181

Health care (1.2%)
Novozymes                                               3,850                   70,283
Radiometer                                              1,550                   59,689
Total                                                                          129,972

Utilities -- electric (0.5%)
Vestas Wind Systems                                     3,970                   56,868

Finland (3.0%)
Health care services (0.7%)
Orion-Yhtyma Cl B                                       3,610                   70,963

Industrial equipment & services (1.0%)
KCI Konecranes Intl                                     2,390                   47,100
Metso                                                   7,120                   64,516
Total                                                                          111,616

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Common stocks (continued)

Issuer                                                 Shares                  Value(a)

Finland (cont.)
Insurance (0.6%)
Pohjola Group Cl D                                      5,000                  $65,855

Multi-industry conglomerates (0.7%)
Amer Group                                              2,560                   76,309

France (6.9%)
Building materials & construction (0.7%)
Eiffage                                                 1,000                   75,559

Communications equipment & services (0.4%)
Wavecom                                                 1,400(b)                45,475

Computer software & services (0.2%)
Dassault Systemes                                         778                   18,672

Computers & office equipment (0.2%)
Cegid                                                     600                   23,072

Health care services (1.0%)
Generale de Sante                                      10,400(b)               102,992

Household products (1.0%)
Clarins                                                 3,300                  105,556

Media (0.9%)
NRJ Group                                               5,700                   97,541

Multi-industry conglomerates (1.3%)
Cegedim                                                 2,300                   58,036
Societe BIC                                             2,700                   84,492
Total                                                                          142,528

Retail (0.8%)
Galeries Lafayette                                        700                   82,839

Textiles & apparel (0.4%)
Camaieu                                                 1,175                   45,404

Germany (3.2%)
Electronics (0.4%)
Vossloh                                                 1,800                   42,959

Health care (0.8%)
Gehe                                                    1,950                   74,637
MWG-Biotech                                            21,400(b)                13,139
Total                                                                           87,776

Industrial equipment & services (0.4%)
Jungheinrich                                            5,100                   39,748

Multi-industry conglomerates (1.1%)
GFK                                                     5,700                   80,889
Jenoptik                                                3,420                   41,590
Total                                                                          122,479

Retail (0.5%)
Hornbach Holding                                        1,100                   56,623

Hong Kong (5.0%)
Building materials & construction (0.5%)
Dah Sing Financial Group                               12,000                   55,697

Electronics (1.7%)
ASM Pacific Technology                                 27,000                   52,446
Techtronic Inds                                       158,000                  120,536
Total                                                                          172,982

Food (0.2%)
Tingyi Holdings                                        96,000                   26,156

Multi-industry conglomerates (1.5%)
Cosco Pacific                                         104,000                   83,340
Lerado Group Holding                                  244,000                   37,854
Li & Fung                                              38,000                   37,759
Total                                                                          158,953

Textiles & apparel (1.1%)
Fountain Set                                           88,000                   41,183
Giordano Intl Limited                                 124,000                   47,298
Texwinca Holdings                                      54,000                   34,964
Total                                                                          123,445

India (1.4%)
Building materials & construction (0.7%)
Gujarat Ambuja Cements GDR                             21,060                   73,184

Computer software & services (0.7%)
Satyam Computer Services                                7,370                   79,743

Israel (0.5%)
Electronics
Orbotech                                                4,270(b)                54,229

Italy (4.1%)
Banks and savings & loans (1.5%)
Banca Popolare di Milano                               21,100(b)                73,552
Banco Popolare di Verona e
  Novara                                                7,330                   87,832
Total                                                                          161,384

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Common stocks (continued)

Issuer                                                 Shares                 Value(a)

Italy (cont.)
Communications equipment & services (0.9%)
Ericsson                                                5,100                  $98,485

Energy equipment & services (0.5%)
Saipem                                                  9,700                   52,448

Media (1.2%)
Caltagirone Editore                                    11,250                   61,163
Mondadori (Arnoldo) Editore                            11,700                   70,910
Total                                                                          132,073

Japan (17.9%)
Airlines (0.4%)
Japan Airport Terminal                                  6,000                   38,446

Banks and savings & loans (1.6%)
Chugoku Bank                                           15,000                   90,973
Higo Bank                                              22,000                   84,581
Total                                                                          175,554

Beverages & tobacco (0.9%)
Kirin Beverage                                          6,000                  101,869

Building materials & construction (0.3%)
Toto                                                    9,000                   28,210

Computers & office equipment (1.2%)
Ines                                                   13,300                   72,845
Meitec                                                  2,700                   60,277
Total                                                                          133,122

Electronics (1.2%)
Alpine Electronics                                      5,000                   58,363
Fujimi                                                  3,500                   69,422
Total                                                                          127,785

Food (2.0%)
Hutech Norin                                            3,000                   33,303
Kikkoman                                               18,000                  107,403
Meiji Seika Kaisha                                     29,000                   72,908
Total                                                                          213,614

Health care (4.3%)
Banyu Pharmaceutical                                    8,000                   73,137
Kissei Pharmaceutical                                   5,000                   59,873
Nippon Shinyaku                                        23,000                  104,946
Ono Pharmaceutical                                      2,000                   63,015
Santen Pharmaceutical                                   7,200                   64,119
Towa Pharmaceutical                                     7,000                   94,849
Total                                                                          459,939

Health care services (0.6%)
BML                                                       500                   11,203
SRL                                                     7,000                   57,424
Total                                                                           68,627

Household products (0.4%)
Sangetsu                                                3,000                   45,964

Leisure time & entertainment (0.7%)
Shimano                                                 5,100                   75,141

Multi-industry conglomerates (2.0%)
Mitsui-Soko                                            26,000                   47,751
N.I.C.                                                  6,000                   80,320
Tokyo Individualized
  Educational Institute                                 4,100                   81,993
Total                                                                          210,064

Paper & packaging (0.4%)
Hokuetsu Paper Mills                                    8,000                   42,576

Retail (1.2%)
Tsuruha                                                 3,500                   75,993
Tsutsumi Jewelry                                        2,100                   53,139
Total                                                                          129,132

Textiles & apparel (0.7%)
Nagaileben                                              3,500                   75,708

Luxembourg (0.4%)
Miscellaneous
Thiel Logistik                                          7,620(b)                39,466

Mexico (0.9%)

Beverages & tobacco (0.3%)
Grupo Continental                                      19,020                   28,106

Building materials & construction (0.3%)
Corporacion GEO Series B                               18,920(b)                37,203

Multi-industry conglomerates (0.3%)
Grupo Aeroportuario
  del Sureste ADR                                       3,210                   35,342

Netherlands (5.4%)
Building materials & construction (0.7%)
Volker Wessels Stevin                                   3,500                   71,054

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Common stocks (continued)

Issuer                                                 Shares                 Value(a)

Netherlands (cont.)
Communications equipment & services (0.5%)
Draka Holding                                           4,040                  $55,611

Health care (0.7%)
OPG Groep                                               1,760                   70,501

Industrial equipment & services (1.1%)
IHC Caland                                              2,690                  119,342

Multi-industry conglomerates (2.4%)
Aalberts Inds                                           5,000                   73,381
Arcadis                                                 7,540                   70,189
SNT Group                                               5,300(b)                73,480
Vedior                                                  8,260                   50,306
Total                                                                          267,356

New Zealand (1.2%)
Financial services (0.4%)
Tower                                                  26,700                   46,084

Health care (0.8%)
Fisher & Paykel Healthcare                             14,890                   81,083

Portugal (0.9%)
Utilities -- telephone
Vodafone Tlecel -
  Comunicacoes Pessoais                                13,300                   91,670

Singapore (1.0%)
Beverages & tobacco (0.5%)
Fraser & Neave                                         13,000                   56,691

Food (0.5%)
Want Want Holdings                                     78,030                   48,769

South Korea (3.9%)
Automotive & related (0.5%)
Halla Climate Control                                   1,670                   55,096

Banks and savings & loans (0.9%)
Koram Bank                                             14,600(b)                93,002

Electronics (1.2%)
Daeduck Electronics                                     9,270                   74,328
Samsung Electro Mechanics                               1,510                   57,438
Total                                                                          131,766

Food (0.4%)
Nong Shim                                                 728                   41,824

Media (0.5%)
Cheil Communications                                      710                   52,092

Retail (0.4%)
Shinsegae                                                 340                   45,901

Spain (1.9%)
Building materials & construction (0.4%)
Grupo Dragados                                          2,870                   41,524

Media (0.8%)
Telefonica Publicidad e Informacion                    25,000                   88,879

Restaurants & lodging (0.4%)
Sol Melia                                               9,190                   39,498

Transportation (0.3%)
Transportes Azkar                                       9,370                   37,116

Sweden (3.4%)

Automotive & related (0.4%)
Autoliv                                                 2,100                   40,453

Building materials & construction (0.5%)
D. Carnegie & Co                                        8,390                   51,737

Financial services (0.4%)
Intrum Justitia                                         9,620(b)                41,998

Media (0.8%)
Enrio                                                  14,000                   84,803

Miscellaneous (0.8%)
Alfa Laval                                             11,760(b)                85,353

Multi-industry conglomerates (0.5%)
Observer                                               15,410                   58,025

Switzerland (1.9%)
Banks and savings & loans (0.2%)
Vontobel Holding                                        1,870                   24,385

Chemicals (0.5%)
Gurit-Heberlein                                           110                   53,651

Food (0.4%)
Lindt & Spruengli                                          70                   38,030

Industrial equipment & services (0.4%)
SIG Holding                                               360                   37,800

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Common stocks (continued)

Issuer                                                 Shares                 Value(a)

Switzerland (cont.)
Multi-industry conglomerates (0.4%)
Swisslog Holding                                        5,120(b)               $46,476

Thailand (0.4%)
Energy equipment & services
PTT Public                                             45,500                   40,479

United Kingdom (9.2%)

Aerospace & defense (1.5%)
Alvis                                                  18,500                   42,034
Cobham                                                  3,400                   51,384
Logica                                                 20,700                   50,521
UMECO                                                   6,467                   25,598
Total                                                                          169,537

Automotive & related (0.6%)
Kidde                                                  63,770                   66,844

Chemicals (1.6%)
Croda Intl                                             19,000                   79,032
Shanks Group                                           38,100                   46,792
Yule Catto                                              9,700                   42,112
Total                                                                          167,936

Computers & office equipment (0.7%)
NDS Group ADR                                           5,800(b)                43,790
RM                                                     37,400                   35,107
Total                                                                           78,897

Electronics (0.9%)
ARM Holdings                                           56,962(b)                50,351
Ultra Electronics Holdings                              7,200                   49,000
Total                                                                           99,351

Food (0.6%)
Geest                                                   7,340                   65,743

Industrial equipment & services (0.4%)
Abbot Group                                            18,400                   39,726

Insurance (0.2%)
St. James's Place Capital                              10,000                   19,337

Media (0.7%)
Informa Group                                          32,700                   77,762

Multi-industry conglomerates (0.7%)
Securicor                                              44,775                   73,553

Retail (0.7%)
WH Smith                                               12,470                   70,234

Textiles & apparel (0.6%)
Burberry Group                                         15,910(b)                60,735

Total common stocks
(Cost: $8,790,805)                                                          $9,001,332

Germany
Hugo Boss                                               4,320                  $43,594

Total preferred stock
(Cost: $37,001)                                                                $43,594

Total investments in securities
(Cost: $8,827,806)(d)                                                       $9,044,926


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) AtOct. 31, 2002, the cost of securities for federal income tax purposes was $8,831,840 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                 $ 460,813
     Unrealized depreciation                  (247,727)
                                              --------
     Net unrealized appreciation             $ 213,086
                                             ---------

--------------------------------------------------------------------------------
14   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Partners International Small Cap Fund

Oct. 31, 2002

Assets
Investments in securities, at value (Note 1)
   (identified cost $8,827,806)                                                $ 9,044,926
Cash in bank on demand deposit                                                   1,933,121
Capital shares receivable                                                           20,208
Dividends and accrued interest receivable                                            6,837
Receivable for investment securities sold                                          116,014
Unrealized appreciation on foreign currency
   contracts held, at value (Notes 1 and 5)                                            166
                                                                                       ---
Total assets                                                                    11,121,272
                                                                                ----------

Liabilities
Payable for investment securities purchased                                        342,685
Unrealized depreciation on foreign currency
   contracts held, at value (Notes 1 and 5)                                            314
Accrued investment management services fee                                             326
Accrued distribution fee                                                                76
Accrued transfer agency fee                                                              7
Accrued administrative services fee                                                     23
Other accrued expenses                                                              16,964
                                                                                    ------
Total liabilities                                                                  360,395
                                                                                   -------
Net assets applicable to outstanding capital stock                             $10,760,877
                                                                               ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                       $    21,160
Additional paid-in capital                                                      10,547,368
Net operating loss                                                                      (1)
Accumulated net realized gain (loss) (Note 7)                                      (24,794)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              217,144
                                                                                   -------
Total -- representing net assets applicable to outstanding capital stock       $10,760,877
                                                                               ===========
Net assets applicable to outstanding shares:    Class A                        $10,582,172
                                                Class B                        $   126,287
                                                Class C                        $    31,774
                                                Class Y                        $    20,644
Net asset value per share of outstanding capital stock:
                                                Class A shares 2,080,834       $      5.09
                                                Class B shares    24,866       $      5.08
                                                Class C shares     6,252       $      5.08
                                                Class Y shares     4,058       $      5.09
                                                                   -----       -----------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Statement of operations
AXP Partners International Small Cap Fund

For the period from Oct. 3, 2002* to Oct. 31, 2002

Investment income
Income:
Dividends                                                                        $   6,857
   Less foreign taxes withheld                                                        (684)
                                                                                      ----
Total income                                                                         6,173
                                                                                     -----
Expenses (Note 2):
Investment management services fee                                                   8,611
Distribution fee
   Class A                                                                           1,907
   Class B                                                                              34
   Class C                                                                              13
Transfer agency fee                                                                     72
Incremental transfer agency fee
   Class A                                                                               5
   Class B                                                                               3
   Class C                                                                               1
Service fee -- Class Y                                                                   2
Administrative services fees and expenses                                              615
Custodian fees                                                                       5,600
Printing and postage                                                                 5,600
Registration fees                                                                   46,000
Audit fees                                                                          14,000
Other                                                                                   28
                                                                                        --
Total expenses                                                                      82,491
   Expenses waived/reimbursed by AEFC (Note 2)                                     (67,610)
                                                                                   -------
                                                                                    14,881
   Earnings credits on cash balances (Note 2)                                          (35)
                                                                                       ---
Total net expenses                                                                  14,846
                                                                                    ------
Investment income (loss)-- net                                                      (8,673)
                                                                                    ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  (19,420)
   Foreign currency transactions                                                    (2,302)
                                                                                    ------
Net realized gain (loss) on investments                                            (21,722)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              365,980
                                                                                   -------
Net gain (loss) on investments and foreign currencies                              344,258
                                                                                   -------
Net increase (decrease) in net assets resulting from operations                   $335,585
                                                                                  ========

* When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Statement of changes in net assets
AXP Partners International Small Cap Fund

For the period from Oct. 3, 2002* to Oct. 31, 2002

Operations and distributions
Investment income (loss) -- net                                               $    (8,673)
Net realized gain (loss) on investments                                           (21,722)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             365,980
                                                                                  -------
Net increase (decrease) in net assets resulting from operations                   335,585
                                                                                  -------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                        433,690
   Class B shares                                                                 113,594
   Class C shares                                                                  21,212
   Class Y shares                                                                  10,000
                                                                                   ------
Increase (decrease) in net assets from capital share transactions                 578,496
                                                                                  -------
Total increase (decrease) in net assets                                           914,081
Net assets at beginning of period (Note 1)                                      9,846,796**
                                                                                ---------
Net assets at end of period                                                   $10,760,877
                                                                              ===========

*    When shares became publicly available.

** Initial capital of $10,000,000 was contributed on Sept. 26, 2002. The Fund had a decrease in net assets resulting from operations of $153,204 during the period fom Sept. 26, 2002 to Oct. 3, 2002 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Notes to Financial Statements
AXP Partners International Small Cap Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of non-U.S. companies. On Sept. 26, 2002, American Express Financial Corporation (AEFC) invested $10,000,000 in the Fund which represented 1,994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Oct. 3, 2002. As of Oct. 31, 2002, AEFC owned approximately 95% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods

--------------------------------------------------------------------------------
18   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT
selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
19   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $11,001 and accumulated net realized loss has been increased by $1,033 resulting in a net reclassification adjustment to decrease paid-in capital by $9,968.

The tax character of distributions paid for the period indicated is as follows:

For the period from Oct. 3, 2002* to Oct. 31, 2002
Class A
Distributions paid from:
      Ordinary income                                     $--
      Long-term capital gain                               --
Class B
Distributions paid from:
      Ordinary income                                      --
      Long-term capital gain                               --
Class C
Distributions paid from:
      Ordinary income                                      --
      Long-term capital gain                               --
Class Y
Distributions paid from:
      Ordinary income                                      --
      Long-term capital gain                               --

* When shares became publicly available.

As of Oct. 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                        $     --
Accumulated gain (loss)                              $(20,761)
Unrealized appreciation (depreciation)               $213,110

--------------------------------------------------------------------------------
20   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 1.12% to 0.995% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Small Cap Funds Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on May 1, 2003 and will cover the six-month period beginning Nov. 1, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has Subadvisory Agreements with Templeton Investment Counsel, LLC and Wellington Management Company, LLP. New investments in the Fund, net of any redemptions, are allocated to the subadvisers in equal portions. However, each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.00

o    Class B $20.00

o    Class C $19.50

o    Class Y $17.00

--------------------------------------------------------------------------------
21   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,242 for Class A for the period ended Oct. 31, 2002.

For the period ended Oct. 31, 2002, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 1.86% for Class A, 2.72% for Class B, 2.72% for Class C and 1.73% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.95% for Class A, 2.72% for Class B, 2.72% for Class C and 1.78% for Class Y of the Fund's average daily net assets.

During the period ended Oct. 31, 2002, the Fund's custodian and transfer agency fees were reduced by $35 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,485,674 and $574,558, respectively, for the period ended Oct. 31, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions  in shares of capital  stock for the period  from Oct.  3, 2002* to
Oct. 31, 2002 are as follows:
                                              Class A     Class B     Class C    Class Y
Sold                                          86,834     22,866       4,252       2,058
Issued for reinvested distributions               --         --          --          --
Redeemed                                          --         --          --          --
                                              ------     ------       -----       -----
Net increase (decrease)                       86,834     22,866       4,252       2,058
                                              ------     ------       -----       -----

* When shares became publicly available.

--------------------------------------------------------------------------------
22   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS
As of Oct. 31, 2002, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                 Currency to                Currency to          Unrealized        Unrealized
                             be delivered                be received         appreciation      depreciation
Nov. 1, 2002                       12,145                     18,924                $--              $  77
                            British Pound                U.S. Dollar
Nov. 1, 2002                       11,647                     11,467                 --                 67
                   European Monetary Unit                U.S. Dollar
Nov. 1, 2002                        1,843                      1,239                 --                  9
                              Swiss Franc                U.S. Dollar
Nov. 4, 2002                       19,176                     29,863                 --                138
                            British Pound                U.S. Dollar
Nov. 5, 2002                        9,156                     14,325                 --                 --
                            British Pound                U.S. Dollar
Nov. 5, 2002                       18,054                     18,249                 17                 --
                              U.S. Dollar     European Monetary Unit
Nov. 5, 2002                       34,460                  4,239,746                149                 --
                              U.S. Dollar               Japanese Yen
Nov. 6, 2002                       19,228                     10,651                 --                 21
                        Australian Dollar                U.S. Dollar
Nov. 6, 2002                       22,213                  2,721,118                 --                  2
                              U.S. Dollar               Japanese Yen              -----               ----
Total                                                                              $166               $314
                                                                                   ----               ----

6. BANK BORROWINGS
The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the period ended Oct. 31, 2002.

7. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $20,761 as of Oct. 31, 2002 that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
23   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Net asset value, end of period                          $5.09
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $11
Ratio of expenses to average
   daily net assets(c),(e)                              1.86%(d)
Ratio of net investment income (loss)
   to average daily net assets                         (1.08%)(d)
Portfolio turnover rate
   (excluding short-term securities)                       7%
Total return(i)                                         3.46%

Class B

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net investment income (loss)                             (.01)
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Total from investment operations                          .16
                                                          ---
Net asset value, end of period                          $5.08
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $--
Ratio of expenses to average daily net assets(c),(f)    2.72%(d)
Ratio of net investment income (loss)
   to average daily net assets                         (2.17%)(d)
Portfolio turnover rate
  (excluding short-term securities)                        7%
Total return(i)                                         3.25%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
24   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Class C

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net investment income (loss)                             (.01)
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Total from investment operations                          .16
                                                          ---
Net asset value, end of period                          $5.08
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $--
Ratio of expenses to average daily net assets(c),(g)    2.72%(d)
Ratio of net investment income (loss)
   to average daily net assets                         (2.02%)(d)
Portfolio turnover rate
   (excluding short-term securities)                       7%
Total return(i)                                         3.25%

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2002(b)
Net asset value, beginning of period                    $4.92
                                                        -----
Income from investment operations:
Net gains (losses) (both realized and unrealized)         .17
                                                          ---
Net asset value, end of period                          $5.09
                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                   $--
Ratio of expenses to average daily net assets(c),(h)    1.73%(d)
Ratio of net investment income (loss)
   to average daily net assets                          (.93%)(d)
Portfolio turnover rate
   (excluding short-term securities)                       7%
Total return(i)                                         3.46%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 10.34% for the period ended Oct. 31, 2002.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 11.11% for the period ended Oct. 31, 2002.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 11.11% for the period ended Oct. 31, 2002.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 10.17% for the period ended Oct. 31, 2002.

(i) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
25   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP PARTNERS INTERNATIONAL SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners International Small Cap Fund (a series of AXP Partners International Series, Inc.) as of October 31, 2002, the related statements of operations, changes in net assets and the financial highlights for the period from October 3, 2002 (when shares became publicly available) to October 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Partners International Small Cap Fund as of October 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Minneapolis, Minnesota

December 13, 2002

--------------------------------------------------------------------------------
26   --   AXP PARTNERS INTERNATIONAL SMALL CAP FUND   --   2002 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation filed electronically as Exhibit (a) on June 28, 2001 to Registrant's initial registration statement are incorporated by reference.

(a)(1) Articles of Amendment of AXP Partners International Series, Inc., dated Nov. 14, 2002, are filed electronically herewith as Exhibit (a)(1) to Registrant's Post-Effective Amendment No. 6.

(b) By-laws filed electronically as Exhibit (b) to Registrant's initial registration statement are incorporated by reference.

(c)      Stock Certificate:  Not applicable

(d)(1) Investment Management Services Agreement, between Registrant on behalf of AXP Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Financial Corporation dated Dec. 1, 2002, is filed electronically herewith as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 6.

(d)(2) Investment Management Services Agreement, between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund and American Express Financial Corporation, dated July 11, 2002, filed electronically as Exhibit
         (d)(3) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

(d)(3) Investment Subadvisory Agreement between American Express Financial Corporation and Alliance Capital Management L.P. filed electronically as Exhibit (d)(2) on September 25, 2001 to Registrant's Pre-Effective Amendment No. 3 is incorporated by reference.

(d)(4)   Investment Subadvisory Agreement between American Express
         Financial Corporation and American Century Investment Management, Inc. filed electronically as Exhibit (d)(3) on September 25, 2001 to Registrant's Pre-Effective Amendment No. 3 is incorporated by reference.

(d)(5) Investment Subadvisory Agreement between American Express Financial Corporation and Liberty Wanger Asset Management, L.P. filed electronically as Exhibit (d)(4) on September 25, 2001 to Registrant's Pre-Effective Amendment No. 3 is incorporated by reference.

(d)(6)   Investment Subadvisory Agreement between American Express
         Financial Corporation and Liberty Wanger Asset Management, L.P. (effective upon change of control) filed electronically as Exhibit
         (d)(5) on September 25, 2001 to Registrant's Pre-Effective Amendment No. 3 is incorporated by reference.

(d)(7) Investment Subadvisory Agreement between American Express Financial Corporation and Boston Company Asset Management, LLC, dated September 25, 2002, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 5 on or about October 23, 2002, is incorporated by reference.

(d)(8) Investment Subadvisory Agreement between American Express Financial Corporation and Putnam Investment Management, LLC, dated September 25, 2002, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 5 on or about October 23, 2002, is incorporated by reference.

(d)(9) Investment Subadvisory Agreement between American Express Financial Corporation and Templeton Investment Counsel, LLC, dated September 25, 2002, filed electronically as Exhibit (d)(10) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

(d)(10) Investment Subadvisory Agreement between American Express Financial Corporation and Wellington Management Company, LLP, dated September 25, 2002, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 5 on or about October 23, 2002, is incorporated by reference.

(e)(1)   Distribution Agreement between Registrant on behalf of AXP
         Partners International Select Value Fund and AXP Partners
         International Aggressive Growth Fund and American Express Financial Corporation, dated May 10, 2001, filed electronically as Exhibit (e) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(e)(2) Distribution Agreement between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund and American Express Financial Corporation, dated July 11, 2002, filed
         electronically  as  Exhibit  (e)(2)  to  Registrant's   Post-Effective
         Amendment No. 4 on September 25, 2002, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1)   Custodian Agreement between Registrant on behalf of AXP
         Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Trust Company, dated May 10, 2001, filed electronically as Exhibit (g) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(g)(2) Custodian Agreement between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund and American Express Trust Company, dated July 11, 2002, filed
         electronically  as  Exhibit  (g)(2)  to  Registrant's   Post-Effective
         Amendment No. 4 on September 25, 2002, is incorporated by reference.

(g)(3) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant on behalf of AXP Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Financial Corporation, dated May 10, 2001, filed electronically as Exhibit (h)(1) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
         Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(3) Administrative Services Agreement between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund and American Express Financial Corporation, dated July 11, 2002, filed electronically as Exhibit (h)(3) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

(h)(4) License Agreement dated June 17, 1999 between American Express Funds and American Express Company, filed electronically on or about
         Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between Registrant on behalf of AXP Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Financial Advisors Inc., dated May 10, 2001, filed electronically as Exhibit (h)(3) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund and American Express Financial Advisors Inc., dated July 11, 2002, filed electronically as Exhibit (h)(6) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

(h)(7) Transfer Agency Agreement between Registrant on behalf of AXP Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Client Service Corporation dated May 10, 2001, filed electronically as Exhibit (h)(4) on August 23, 2001 to Registrant's Pre-Effective Amendment No. 1 is incorporated by reference.

(h)(8) Transfer Agency Agreement between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund and American Express Financial Advisors Inc., dated July 11, 2002, filed electronically as Exhibit (h)(8) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

(i) Opinion and Consent of Counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Financial Statements:  Not applicable

(l) Initial Capital Agreements filed electronically as Exhibit (l) on September 25, 2001 to Registrant's Pre-Effective Amendment No. 3 is incorporated by reference.

(m)(1) Plan and Agreement of Distribution between Registrant on behalf of AXP Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Financial Advisors Inc., dated May 10, 2001, filed electronically as
         Exhibit (m)(1) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(m)(2) Plan and Agreement of Distribution between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund, dated July 11, 2002, filed electronically as Exhibit
         (m)(2) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution For Class C Shares between Registrant on behalf of AXP Partners International Select Value Fund and AXP Partners International Aggressive Growth Fund and American Express Financial Advisors Inc., dated May 10, 2001, filed electronically as Exhibit (m)(2) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(m)(4) Plan and Agreement of Distribution For Class C Shares between Registrant on behalf of AXP Partners International Core Fund and AXP Partners International Small Cap Fund, dated July 11, 2002, filed electronically as Exhibit (m)(4) on September 25, 2002, to
         Registrant's   Post-Effective  Amendment  No.  4  is  incorporated  by
         reference.

(n) Rule 18f-3 Plan, dated May 10, 2001, filed electronically as Exhibit (n) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) by AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Select Value Fund and Alliance Capital Management, L.P. filed electronically as Exhibit (p)(3) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Aggressive Growth Fund and Liberty Wanger Asset Management, L.P.
         filed electronically as Exhibit (p)(4) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Aggressive Growth Fund and American Century Investment Management, Inc. filed electronically as Exhibit (p)(5) on June 28, 2001 to Registrant's initial registration statement is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Core Fund and Boston Company Asset Management, LLC filed electronically as Exhibit (p)(6) on July 12, 2002 to Registrant's Post-Effective Amendment No. 3 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Core Fund and Putnam Investment Management, LLC filed electronically as Exhibit (p)(7) on July 12, 2002 to Registrant's Post-Effective Amendment No. 3 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Small Cap Fund and Templeton Investment Counsel, LLC filed electronically as Exhibit (p)(8) on July 12, 2002 to Registrant's Post-Effective Amendment No. 3 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for AXP Partners International Small Cap Fund and Wellington Management Company, LLP filed electronically as Exhibit (p)(9) on July 12, 2002 to Registrant's Post-Effective Amendment No. 3 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to Registration statement, dated November 13, 2002, is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 6.

(q)(2) Officers' Power of Attorney to sign Amendments to Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) on Feb. 15, 2002 to Registrant's Post-Effective Amendment No. 2 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) on September 25, 2002, to Registrant's Post-Effective Amendment No. 4 is incorporated by reference.

Item 24. Persons Controlled by or under Common Control with Registrant

                 None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Director
                                Group LLC

Mark J. Babij                   American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            Director and President

Arthur H. Berman                American Express                                          Senior Vice President - Finance
Senior Vice President -         Financial Advisors Inc.
Finance

Walter S. Berman                American Express                                          Director
Director, Senior Vice President Certificate Company
and Chief Financial Officer
                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Chief Financial Officer

Robert C. Bloomer               American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Leslie H. Bodell                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Douglas W. Brewers              American Express Financial                                Vice President - Sales
Vice President - Sales Support  Advisors Inc.                                             Support

Paul V. Bruce                   American Express                                          Vice President - Compliance
Vice President -                Financial Advisors Inc.
Compliance

Kenneth I. Chenault             American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                                             Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman, President and
Director, Chairman of           Advisors Inc.                                             Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning
Education & Planning

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Service
Vice President - Brokerage      Financial Advisors Inc.
Service Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting

Brenda H. Fraser                American Express Financial                                Executive Vice President -
Executive Vice                  Advisors Inc.                                             AEFA Products and Corporate Marketing
President - AEFA
Products and                    IDS Life Insurance Company                                Director, Chairman of the Board and
Corporate Marketing                                                                       Chief Executive Officer

                                American Express Trust Company                            Vice President

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Mutual Fund    Management Group Inc.                                     Growth Spectrum
Equity Investments
                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Fund Equity Investments

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Ray S. Goodner                  American Express                                          Vice President - Senior Portfolio
Vice President - Senior         Financial Advisors Inc.                                   Manager
Portfolio Manager

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Insurance                                                                Investments
Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments


                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President


                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     Director and Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Claire Huang                    American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial                                Vice President - Technology
Vice President - Technology     Advisors Inc.                                             Relationship Leader
Relationship Leader

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Gregory R.  Johnson             American Express Financial                                Director, Vice President and
Vice President - Advisory       Advisors Japan Inc.                                       Chief Financial Officer
Planning and Analysis

Nancy E. Jones                  American Express                                          Vice President - Business Development
Vice President -                Financial Advisors Inc.
Business Development
                                American Express Service Corporation                      Vice President - Business Development

William A. Jones                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                American Express Financial                                Vice President
                                Advisors Japan Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Michelle M. Keeley              American Express                                          Senior Vice President - Fixed Income
Senior Vice President -         Financial Advisors Inc.
Fixed Income

Claire Kolmodin                 American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Quality
Quality

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President - New
Vice President - New Business   Advisors Inc.                                             Business Development and
Development and Marketing                                                                 Marketing

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Stephen M. Lobo                 American Express Financial                                Vice President - Investment
Vice President - Investment     Advisors Inc.                                             Risk Management and Treasurer
Risk Management and Treasurer
                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                IDS Life Insurance Company                                Vice President, Treasurer and
                                                                                          Assistant Secretary

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Tom Mahowald                    American Express Financial                                Vice President and Director of
Vice President and Director of  Advisors Inc.                                             Equity Research
Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation
Transformation

Mark T. McGannon                American Express Financial                                Vice President and General
Vice President and              Advisors Inc.                                             Sales Manager - AEFA Products
General Sales
Manager - AEFA Products

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Executive Vice President -      Service Corporation                                       and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Carla P. Pavone                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Strategic Products
Strategic Products

Kris Petersen                   American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Enterprise Life                                  Assistant General Counsel
                                Insurance Company

                                Kenwood Capital Management LLC                            Chief Legal Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Express Partners                                 Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary

Daniel J. Rivera                American Express                                          Vice President - Senior Portfolio Manager
Vice President - Senior         Financial Advisors Inc.
Portfolio Manager
                                American Asset                                            Director
                                Management Group Inc.

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital Income LLC                               Director
Senior Vice President -
Institutional                   Advisory Capital                                          Director
Group                           Partners LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Director
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.
AEFA Controller

Caroline Stockdale              American Express                                          Senior Vice President - Relationship
Senior Vice President -         Financial Advisors Inc.                                   Leader of Human Resources
Relationship Leader
of Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President -
Vice President - Information    Advisors Inc.                                             Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products
Financial Officer, Products
                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Reality Corporation                                   Director

Timothy N. Tanner               American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

William F. Truscott             Advisory Capital Income LLC                               Director
Senior Vice President -
Chief Investment Officer        Advisory Capital                                          Director
                                Partners LLC

                                Advisory Capital Strategies                               Director
                                Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director and Chairman of the Board
                                Management Group Inc.

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne Wilson                   American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President - North Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Arkansas Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President - Brokerage Marketing
Vice President - Brokerage      Advisors Inc.
Marketing

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise          829 AXP Financial Center     Treasurer
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer


                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and Treasurer
                                Corporation

                                AMEX Assurance Company                                    Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Kenwood Capital Management LLC                            Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.



Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         Mark J. Babij                                  Vice President - Finance               None

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance        None

         Walter S. Berman                               Director, Senior Vice President -      None
                                                        and Chief Financial Officer

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                             Vice President - Sales                 None
                                                        Support

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -                       None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Gordon M. Fines                                Vice President - Mutual                None
                                                        Fund Equity Investments

         Brenda H. Fraser                               Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Ray S. Goodner                                 Vice President - Senior                None
                                                        Portfolio Manger

         Steve Guida                                    Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -                       None
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Claire Huang                                   Senior Vice President - Retail         None
                                                        Marketing

         Debra A. Hutchinson                            Vice President -                       None
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
                                                        Steel Cities

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Greg R. Johnson                                Vice President - Advisory Planning     None
                                                        Anaylsis

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business              None
                                                        Development

         William A. Jones                               Vice President - Technologies          None

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service               None
                                                        Quality

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New                   None
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Stephen M. Lobo                                Vice President - Investment            None
                                                        Risk Management and Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail Group

         Tom Mahowald                                   Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business              None
                                                        Transformation

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust        None
                                                        Products

         Timothy S. Meehan                              Secretary                              None

         Paula R. Meyer                                 Senior Vice President and              None
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Carla P. Pavone                                Vice President -                       None
                                                        Strategic Products

         Kris Petersen                                  Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior                None
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Vice President
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
                                                        Western Frontier

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing              None

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                             Senior Vice President - Relationship   None
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -                       None
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products

         Timothy N. Tanner                              Vice President - Technologies          None

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -                Board Member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance             None
                                                        Operations

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -                       None
                                                        Brokerage Marketing

         David L. Yowan                                 Vice President and                     None
         40 Wall Street                                 Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                              SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Partners International Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 20th day of December, 2002.

AXP PARTNERS INTERNATIONAL SERIES, INC.


By /s/ Paula R. Meyer
   ------------------
       Paula R. Meyer, President


By /s/ Jeffrey P. Fox
   ------------------------
       Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of December, 2002.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

                                                     Director
--------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Ira D. Hall*                                    Director
-----------------
     Ira D. Hall

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

Signature                                            Capacity

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, November 13, 2002, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 6, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

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Contents of this Post-Effective Amendment No. 6 to Registration Statement
No. 333-64010

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus for:
         AXP Partners International Aggressive Growth Fund
         AXP Partners International Core Fund
         AXP Partners International Select Value Fund
         AXP Partners International Small Cap Fund

Part B.

     Statement of Additional Information for:
         AXP Partners International Aggressive Growth Fund
         AXP Partners International Core Fund
         AXP Partners International Select Value Fund
         AXP Partners International Small Cap Fund

     Financial Statements

Part C.

Other information.

Exhibits.

The signatures.